Item 1. Schedule of Investments:

----------------------------------------------------

Putnam Asset Allocation Funds
The funds' portfolios			Growth		Balanced		Conservative
June 30, 2005 (Unaudited)
		-
COMMON STOCKS(a)			Growth 80.4%		Balanced 62.6%		Conservative 32.1%
			Shares	Value	Shares	Value	Shares	Value

Banking				5.9%		3.8%		1.9%

Akbank TAS (Turkey)			143,014	$819,601	--	$--	--	$--
Allied Irish Banks PLC (Ireland)			60,817	1,300,841	68,278	1,460,427	16,237	347,300
Anchor BanCorp Wisconsin, Inc.			12,700	384,302	14,800	447,848	--	--
Anglo Irish Bank Corp. PLC (Ireland)			71,824	890,815	--	--	--	--
Australia & New Zealand Banking Group, Ltd. (Australia)			80,694	1,332,201	90,307	1,490,905	21,598	356,568
Banco Itau Finaceira SA (Preference) (Brazil)			4,537	830,854	--	--	--	--
Bank Hapoalim, Ltd. (Israel)			349,012	1,094,021	--	--	--	--
Bank of Fukuoka, Ltd. (The) (Japan)			188,000	1,111,032	211,000	1,246,956	50,000	295,487
Bank of Ireland (Ireland)			22,663	364,457	25,450	409,276	6,050	97,294
Bank of Yokohama, Ltd. (The) (Japan) (NON)			167,000	960,465	188,000	1,081,243	45,000	258,808
Bank Rakyat Indonesia (Indonesia)			1,425,000	423,095	--	--	--	--
Barclays PLC (United Kingdom)			464,444	4,609,670	489,149	4,854,871	117,704	1,168,228
Bayerische Vereinsbank AG (Germany) (NON)			12,900	335,441	14,500	377,047	3,400	88,411
BNP Paribas SA (France)			58,111	3,974,142	63,355	4,332,773	15,131	1,034,791
Chiba Bank, Ltd. (The) (Japan)			152,000	998,133	171,000	1,122,899	41,000	269,233
Chinatrust Financial Holding Co. (Taiwan)			1,134,782	1,238,561	--	--	--	--
City Holding Co.			22,100	807,092	25,800	942,216	--	--
Colonial Bancgroup, Inc.			69,670	1,536,920	85,430	1,884,586	17,200	379,432
Comerica, Inc.			12,390	716,142	15,900	919,020	4,700	271,660
Commerce Asset-Holding Berhad (Malaysia)			477,000	633,453	--	--	--	--
Corus Bankshares, Inc.			9,700	538,253	11,300	627,037	--	--
DBS Group Holdings, Ltd. (Singapore)			274,000	2,316,908	299,000	2,528,305	71,000	600,367
Depfa Bank PLC (Ireland)			32,441	521,843	19,350	311,262	4,602	74,027
DnB Holdings ASA (Norway)			27,916	289,595	--	--	--	--
First Financial Bankshares, Inc.			11,000	372,240	12,900	436,536	--	--
FirstFed Financial Corp. (NON)			31,520	1,878,907	37,600	2,241,336	5,800	345,738
FirstRand, Ltd. (South Africa)			286,218	595,142	--	--	--	--
Flagstar Bancorp, Inc.			49,200	931,356	60,100	1,137,693	17,800	336,954
Gunma Bank, Ltd. (The) (Japan)			29,000	174,527	33,000	198,600	8,000	48,145
Hana Bank (South Korea)			22,630	604,642	--	--	--	--
HBOS PLC (United Kingdom)			232,251	3,575,132	253,210	3,897,762	60,475	930,916
HDFC Bank, Ltd. (India)			21,177	308,967	--	--	--	--
HSBC Holdings PLC (United Kingdom)			38,502	613,817	--	--	--	--
ICAP PLC (United Kingdom)			44,113	234,218	49,524	262,948	11,777	62,530
Irwin Financial Corp.			11,500	255,185	13,600	301,784	--	--
Joyo Bank, Ltd. (The) (Japan)			10,000	48,942	--	--	--	--
Kasikornbank PCL (Thailand)			478,100	657,938	--	--	--	--
KBC Groupe SA (Belgium)			41,868	3,300,445	39,935	3,148,067	9,538	751,878
KeyCorp			65,180	2,160,717	81,100	2,688,465	24,100	798,915
Kookmin Bank (South Korea)			30,905	1,408,655	--	--	--	--
Krung Thai Bank Public Co., Ltd. (Thailand)			3,665,978	822,430	--	--	--	--
Mizuho Financial Group, Inc. (Japan)			448	2,019,706	396	1,785,276	97	437,302
Nara Bancorp, Inc.			33,640	493,835	42,100	618,028	12,300	180,564
National City Corp.			39,710	1,354,905	50,560	1,725,107	15,000	511,800
Nordea AB (Sweden)			327,526	2,970,582	357,000	3,237,904	85,550	775,918
Northern Rock PLC (United Kingdom)			42,435	602,963	--	--	--	--
Oriental Financial Group (Puerto Rico) (SG) (SB) (SC)			44,800	683,648	55,810	851,661	16,470	251,332
OTP Bank Rt. (Hungary)			29,626	1,000,603	--	--	--	--
OTP Bank Rt. GDR (Hungary)			7,283	485,784	--	--	--	--
PFF Bancorp, Inc.			10,100	305,929	11,800	357,422	--	--
Public Bank Berhad (Malaysia)			492,546	868,442	--	--	--	--
R&G Financial Corp. Class B (Puerto Rico)			40,900	723,521	48,330	854,958	7,114	125,847
Republic Bancorp, Inc.			42,100	630,658	49,200	737,016	--	--
Republic Bancorp, Inc. Class A			8,710	189,094	10,080	218,837	--	--
Resona Holdings, Inc. (Japan) (NON)			172,000	319,814	193,000	358,861	46,000	85,532
Sberbank RF (Russia)			1,963	1,295,580	--	--	--	--
Southwest Bancorp, Inc.			10,400	212,992	12,100	247,808	--	--
Standard Bank Investment Corp., Ltd. (South Africa)			116,999	1,129,469	--	--	--	--
Sumitomo Mitsui Financial Group, Inc. (Japan)			36	242,804	40	269,782	10	67,445
Taylor Capital Group, Inc.			8,500	333,625	9,900	388,575	--	--
Trico Bancshares			8,600	192,124	10,200	227,868	--	--
U.S. Bancorp			72,787	2,125,380	90,354	2,638,337	26,400	770,880
UFJ Holdings, Inc. (Japan) (NON)			175	908,293	197	1,022,478	47	243,942
Unibanco-Uniao de Bancos Brasileiros SA GDR (Brazil)			43,898	1,695,341	--	--	--	--
UnionBanCal Corp.			63,100	4,222,652	78,185	5,232,140	23,200	1,552,544
Wells Fargo & Co.			62,680	3,859,834	77,726	4,786,367	23,300	1,434,814
West Coast Bancorp			13,200	322,212	15,600	380,796	--	--
Westcorp			67,420	3,534,156	82,000	4,298,440	19,800	1,037,916
Westpac Banking Corp. (Australia)			241,425	3,658,004	234,807	3,557,730	56,080	849,708
Wilshire Bancorp, Inc.			44,010	630,663	55,000	788,150	16,100	230,713

				82,983,710		72,933,403		17,072,939

Basic Materials				4.4%		3.0%		1.5%

AK Steel Holding Corp. (NON) (SG)			176,800	1,133,288	210,400	1,348,664	41,600	266,656
Akzo-Nobel NV (Netherlands)			7,830	307,386	--	--	--	--
Albany International Corp.			11,540	370,549	13,500	433,485	4,300	138,073
Antofagasta PLC (United Kingdom)			24,060	524,282	--	--	--	--
Arcelor (Luxembourg)			139,565	2,724,596	152,159	2,970,457	36,341	709,451
BASF AG (Germany)			30,920	2,049,969	25,400	1,683,998	6,000	397,795
BlueScope Steel, Ltd. (Australia)			25,257	156,664	28,355	175,880	6,743	41,825
Brady Corp. Class A			27,400	849,400	34,000	1,054,000	9,900	306,900
Braskem SA Class A (Preference) (Brazil)			133,880	1,109,518	--	--	--	--
Carpenter Technology Corp.			12,900	668,220	15,100	782,180	--	--
Cemex SA de CV ADR (Mexico)			32,645	1,384,801	--	--	--	--
China Oriental Group Company Ltd. 144A (Hong Kong) (NON)			52,000	12,393	--	--	--	--
Clariant AG (Switzerland)			52,956	701,259	59,452	787,280	14,138	187,219
Commercial Metals Co.			37,600	1,704,784	45,400	2,058,436	13,500	321,570
Companhia Vale do Rio Doce (CVRD) ADR (Brazil)			29,926	876,233	--	--	--	--
Companhia Vale do Rio Doce (CVRD) (Preference A) ADR (Brazil)			40,700	1,033,780	--	--	--	--
DSM NV (Netherlands)			11,880	811,475	13,337	910,997	3,172	216,667
Eastman Chemical Co.			41,000	2,261,150	51,100	2,818,165	15,100	832,765
Fletcher Building, Ltd. (New Zealand)			129,600	620,895	145,400	696,591	34,600	165,764
Formosa Chemicals & Fibre Corp. (Taiwan)			182,600	354,569	--	--	--	--
Formosa Plastics Corp. (Taiwan)			337,547	551,887	--	--	--	--
Georgia Gulf Corp.			43,850	1,361,543	52,400	1,627,020	11,670	362,354
Grief, Inc. Class A			10,600	647,660	12,400	757,640	--	--
Grupo Mexico SA (Mexico)			479,115	782,388	--	--	--	--
Hanwha Chemical Corp. (South Korea)			39,590	469,535	--	--	--	--
Impala Platinum Holdings, Ltd. (South Africa)			13,874	1,239,033	--	--	--	--
Italcementi SpA (Italy)			22,500	350,262	25,250	393,071	6,000	93,403
James Hardie Industries NV (Netherlands)			55,849	321,425	62,700	360,854	14,911	85,816
JFE Holdings, Inc. (Japan)			18,400	452,690	20,700	509,276	4,900	120,553
Kobe Steel, Ltd. (Japan)			825,000	1,551,764	899,000	1,690,953	220,000	413,804
LG Engineering & Construction, Ltd. (South Korea)			13,710	451,339	--	--	--	--
Linde AG (Germany)			7,600	511,773	8,500	572,378	2,000	134,677
Louisiana-Pacific Corp.			138,000	3,392,040	171,439	4,213,971	45,554	1,119,717
MacDermid, Inc.			16,300	507,908	19,000	592,040	--	--
Mechel Steel Group OAO ADR (Russia)			30,900	784,860	--	--	--	--
Metal Management, Inc.			34,200	661,770	41,900	810,765	12,400	239,940
Neenah Paper, Inc.			1	31	--	--	--	--
NOK Corp. (Japan)			19,000	528,309	21,000	583,921	5,000	139,029
NS Group, Inc. (NON)			51,800	1,684,018	62,900	2,044,879	14,600	474,646
Nucor Corp.			36,400	1,660,568	45,100	2,057,462	13,400	611,308
OM Group, Inc. (NON)			25,500	629,595	31,600	780,204	9,400	232,086
Phelps Dodge Corp.			27,150	2,511,375	33,600	3,108,000	10,000	925,000
Pohang Iron & Steel Co., Ltd. (South Korea)			4,290	756,530	--	--	--	--
PPG Industries, Inc.			41,540	2,607,050	51,650	3,241,554	15,400	966,504
Quanex Corp.			11,100	588,411	13,800	731,538	4,100	217,341
Rautaruukki OYJ (Finland)			39,500	590,030	44,500	664,718	10,500	156,844
Rayonier, Inc. (R)			24,550	1,301,887	31,200	1,654,536	9,200	487,876
Reliance Industries, Ltd. (India)			59,689	881,264	--	--	--	--
Rinker Group, Ltd. (Australia)			128,160	1,354,382	121,475	1,283,736	28,888	305,286
Rio Tinto, Ltd. (Australia)			5,737	194,778	--	--	--	--
Shin-Etsu Chemical Co. (Japan)			45,800	1,732,755	46,700	1,766,805	11,100	419,947
Siam Cement PCL (Thailand)			82,200	452,259	--	--	--	--
Silgan Holdings, Inc.			20,500	1,152,920	23,900	1,344,136	--	--
Southern Peru Copper Corp. (Peru) (SG) (SB) (SC)			21,143	905,766	26,200	1,122,408	7,700	329,868
Steel Dynamics, Inc.			7,200	189,000	8,500	223,125	--	--
Sterling Chemicals, Inc. (NON)			125	4,375	--	--	34	1,190
Teck Corp. (Canada)			10,900	367,992	--	--	--	--
Terra Industries, Inc. (NON) (SG) (SB)			250,190	1,703,794	311,900	2,124,039	92,400	629,244
United States Steel Corp.			53,070	1,824,016	65,990	2,268,076	19,300	663,341
Vedanta Resources PLC (United Kingdom)			33,864	305,216	--	--	--	--
Vinci SA (France)			30,128	2,506,969	24,148	2,009,370	5,787	481,540
Voest-Alpine AG (Austria)			27,891	1,951,584	30,407	2,127,633	7,262	508,135
Xstrata PLC (Switzerland)			10,016	192,509	--	--	--	--

				62,270,471		56,384,241		13,704,134

Capital Goods				5.4%		4.4%		2.2%

ABB, Ltd. (Switzerland) (NON)			46,469	304,786	52,170	342,179	12,407	81,376
Actividades de Construccion y Servicios SA (Spain)			54,070	1,508,457	60,703	1,693,506	14,436	402,739
Applied Industrial Technologies, Inc.			42,960	1,387,178	50,650	1,635,489	6,100	196,969
Autogrill SpA (Italy)			85,400	1,123,023	95,850	1,260,442	22,800	299,824
Autoliv, Inc. (Sweden)			37,300	1,633,740	46,400	2,032,320	13,700	600,060
BAE Systems PLC (United Kingdom)			134,117	686,747	150,570	770,995	35,807	183,350
Balfour Beatty PLC (United Kingdom)			38,586	228,237	43,319	256,233	10,302	60,937
Barloworld, Ltd. (South Africa)			55,000	782,898	--	--	--	--
Blount International, Inc. (NON)			16,800	280,392	19,600	327,124	--	--
Boeing Co. (The)			56,150	3,705,900	68,400	4,514,400	20,300	1,339,800
Bouygues SA (France)			23,673	977,521	26,577	1,097,435	6,320	260,970
Canon, Inc. (Japan)			47,700	2,501,198	47,600	2,495,955	11,400	597,771
Clean Harbors, Inc (NON) (SG) (SB)			16,900	366,392	19,700	427,096	--	--
Commercial Vehicle Group, Inc. (NON) (SG) (SB)			10,900	193,475	12,300	218,325	--	--
Cookson Group PLC (United Kingdom) (NON)			699,573	3,809,771	762,704	4,153,573	182,159	992,011
Cummins, Inc.			49,030	3,658,128	60,990	4,550,464	18,100	1,350,441
Daelim Industrial Co. (South Korea)			15,070	805,459	--	--	--	--
Daito Trust Construction Co., Ltd. (Japan)			11,200	418,603	12,600	470,928	3,000	112,126
DRS Technologies, Inc.			11,300	579,464	13,300	682,024	--	--
Eagle Materials, Inc.			16,200	1,499,958	19,200	1,777,728	935	86,572
Eaton Corp.			23,700	1,419,630	29,500	1,767,050	8,700	521,130
Emerson Electric Co.			32,190	2,016,060	40,000	2,505,200	11,800	739,034
EnPro Industries, Inc. (NON)			41,490	1,197,816	51,900	1,498,353	15,200	438,824
European Aeronautic Defense and Space Co. (Netherlands)			34,157	1,084,188	31,437	997,851	7,476	237,298
Flowserve Corp. (NON) (SG) (SB)			10,000	302,600	11,200	338,912	--	--
Franklin Electric Co., Inc.			11,400	440,610	13,300	514,045	--	--
Fujikura, Ltd. (Japan)			37,000	180,254	41,000	199,741	10,000	48,717
General Electric Co. (SEG)			257,080	8,907,822	313,078	10,848,153	92,800	3,215,520
Global Imaging Systems, Inc. (NON) (SG) (SB)			17,600	560,736	20,600	656,316	--	--
Heico Corp. (SG) (SB)			15,600	365,196	18,200	426,062	--	--
Hyundai Heavy Industries (South Korea)			6,520	326,257	--	--	--	--
Hyundai Mobis (South Korea)			5,760	386,000	--	--	--	--
IMI PLC (United Kingdom)			85,599	637,514	96,100	715,722	22,854	170,209
Innovative Solutions & Support, Inc. (NON) (SG) (SB)			52,080	1,748,326	63,400	2,128,338	15,800	530,406
Invensys, PLC (United Kingdom) (NON)			586,078	109,417	657,975	122,839	156,475	29,213
Kennametal, Inc. (SB)			19,290	884,447	24,510	1,123,784	7,200	330,120
Leighton Holdings, Ltd. (Australia)			68,688	598,742	77,114	672,190	18,339	159,858
LSI Industries, Inc.			12,900	179,826	15,000	209,100	--	--
MAN AG (Germany)			14,300	592,991	16,000	663,487	3,800	157,578
Moog, Inc. (NON)			28,500	897,465	33,250	1,047,043	--	--
Mueller Industries, Inc.			91,330	2,475,043	112,900	3,059,590	28,700	777,770
Murray & Roberts Holdings, Ltd. (South Africa)			394,700	827,649	--	--	--	--
NACCO Industries, Inc. Class A			2,250	241,245	2,580	276,628	--	--
Nordson Corp.			29,100	997,548	36,300	1,244,364	10,500	359,940
Oce NV (Netherlands)			44,331	651,766	49,769	731,716	11,836	174,016
Okumura Corp. (Japan)			70,000	395,265	79,000	446,084	19,000	107,286
Orascom Construction Industries (OCI) (Egypt)			9,045	258,063	--	--	--	--
Perini Corp. (NON)			101,240	1,662,361	122,000	2,003,240	18,700	307,054
Rieter Holding AG (Switzerland)			3,958	1,094,977	4,444	1,229,429	1,057	292,418
Rockwell Automation, Inc. (SB)			54,620	2,660,540	66,500	3,239,215	19,700	959,587
Rofin-Sinar Technologies, Inc. (NON)			12,900	423,120	15,200	498,560	--	--
Schindler Holding AG (Switzerland)			2,719	980,647	3,052	1,100,748	726	261,843
Siemens AG (Germany)			15	1,092	--	--	24	1,747
Skanska AB Class B (Sweden)			84,000	1,035,883	94,400	1,164,135	22,400	276,236
SKF AB Class B (Sweden)			33,040	337,048	--	--	--	--
Standard Register Co. (The)			12,500	197,625	13,900	219,759	--	--
Tecumseh Products Co. Class A			10,690	293,334	13,700	375,928	4,000	109,760
Teledyne Technologies, Inc. (NON)			24,700	804,726	28,800	938,304	--	--
Terex Corp. (NON)			65,140	2,566,516	79,117	3,117,210	20,100	791,940
Thomas & Betts Corp. (NON)			21,300	601,512	25,700	725,768	7,600	214,624
ThyssenKrupp AG (Germany)			8,901	154,323	--	--	--	--
Tomkins PLC (United Kingdom)			145,669	679,240	163,539	762,566	38,892	181,349
Tong Yang Industry (Taiwan)			235,633	334,771	--	--	--	--
United Industrial Corp.			25,660	917,088	32,200	1,150,828	9,400	335,956
URS Corp. (NON)			13,300	496,755	15,500	578,925	--	--
USEC, Inc.			85,700	1,254,648	106,300	1,556,232	31,500	461,160
Wartsila OYJ Class B (Finland)			24,200	697,441	27,200	783,901	6,500	187,329
Waste Connections, Inc. (NON)			13,000	484,770	15,300	570,537	--	--
WESCO International, Inc. (NON)			83,390	2,616,778	101,000	3,169,380	21,800	684,084
Wolseley PLC (United Kingdom)			23,056	483,060	--	--	--	--
Woodward Governor Co.			6,000	504,180	7,000	588,210	--	--

				76,416,238		84,671,659		19,626,952

Communication Services				3.6%		2.1%		1.1%

AboveNet, Inc. (NON)			848	23,744	--	--	429	12,012
Advanced Info Service Public Co., Ltd. (Thailand)			217,400	514,840	--	--	--	--
America Movil SA de CV ADR Ser. L (Mexico)			11,830	705,186	--	--	--	--
AT&T Corp.			170,630	3,248,795	212,900	4,053,616	63,300	1,205,232
BellSouth Corp.			65,510	1,740,601	81,764	2,172,469	23,900	635,023
Birch Telecom, Inc. (F)(NON)			664	1	--	--	585	1
Brasil Telecom Paricipacoes SA ADR (Brazil)			14,100	509,010	--	--	--	--
Brightpoint, Inc. (NON)			12,500	277,375	14,200	315,098	--	--
Centennial Communications Corp. (NON)			44,700	620,436	52,200	724,536	--	--
CenturyTel, Inc.			34,600	1,198,198	43,100	1,492,553	12,700	439,801
China Mobile (Hong Kong), Ltd. (Hong Kong)			505,000	1,866,793	--	--	--	--
China Netcom Group Corp. (Hong Kong), Ltd. (Hong Kong)			801,500	1,162,975	--	--	--	--
Chunghwa Telecom Co., Ltd. (Taiwan)			331,000	678,083	--	--	--	--
Commonwealth Telephone Enterprises, Inc.			27,800	1,165,098	32,600	1,366,266	--	--
Compania Telecommunicaciones de Chile SA ADR (Chile)			30,800	313,236	--	--	--	--
Covad Communications Group, Inc. (NON) (SG) (SC)			7,625	10,675	--	--	5,190	7,266
Deutsche Telekom AG (Germany)			10,900	201,497	11,600	214,438	3,100	57,307
Deutsche Telekom AG ADR (Germany)			51,766	953,530	58,132	1,070,791	13,464	248,007
Earthlink, Inc. (NON)			104,798	907,551	122,326	1,059,343	--	--
Eircom Group PLC (Ireland)			125,867	280,069	141,308	314,427	33,605	74,775
France Telecom SA (France)			31,290	909,295	35,128	1,020,828	8,354	242,769
Hellenic Telecommunication Organization (OTE) SA (Greece)			14,496	280,796	--	--	--	--
iPCS Escrow, Inc. (F)(NON)			300,000	300	--	--	155,000	155
Koninklijke (Royal) KPN NV (Netherlands)			118,670	994,244	82,036	687,316	19,509	163,451
Koninklijke (Royal) KPN NV 144A (Netherlands)			19,617	164,356	--	--	--	--
KT Corp. ADR (South Korea)			33,000	709,500	--	--	--	--
Mobile Telesystems ADR (Russia)			31,750	1,068,388	--	--	--	--
Mobistar SA (Belgium)			7,177	599,974	8,057	673,539	1,916	160,171
MTN Group, Ltd. (South Africa)			169,661	1,124,929	--	--	--	--
Nippon Telegraph & Telephone (NTT) Corp. (Japan)			142	609,279	159	682,221	38	163,047
NTT DoCoMo, Inc. (Japan)			953	1,402,468	972	1,430,429	231	339,948
O2 PLC (United Kingdom)			106,757	260,000	--	--	--	--
Orascom Telecom Holding SAE 144A (Egypt)			8,800	442,479	--	--	--	--
Premiere Global Services, Inc. (NON)			189,010	2,133,923	225,400	2,544,766	39,000	440,310
PT Telekomunikasi (Indonesia)			1,742,000	899,084	--	--	--	--
Shenandoah Telecom Co.			7,000	278,250	7,700	306,075	--	--
SmarTone Telecommunications Holdings, Ltd. (Hong Kong)			137,000	150,578	154,000	169,263	36,500	40,117
Sprint Corp. (FON Group) (SG) (SB)			129,280	3,243,635	161,020	4,039,992	47,000	1,179,230
Swisscom AG (Switzerland)			--	--	--	--	2	652
Talk America Holdings, Inc. (NON)			57,100	571,571	66,500	665,665	--	--
TDC A/S (Denmark)			10,900	466,794	10,450	447,522	2,500	107,063
Tele Norte Leste Participacoes SA (Brazil)			36,100	826,520	--	--	--	--
Tele Norte Leste Participacoes SA ADR (Brazil)			94,388	1,571,560	--	--	--	--
Telecom Italia SpA (Italy)			166	516	--	--	--	--
Telefonica SA (Spain)			65,299	1,066,493	73,310	1,197,333	17,434	284,740
Telefonos de Mexico SA de CV (Telmex) ADR Ser. L (Mexico)			111,232	2,101,172	--	--	--	--
Telekom Austria AG (Austria)			28,316	550,564	14,797	287,706	3,519	68,422
Verizon Communications, Inc.			160,376	5,540,991	199,753	6,901,466	59,300	2,048,815
Vodafone Group PLC (United Kingdom)			2,730,441	6,636,554	2,662,246	6,470,801	635,440	1,544,487

				50,981,906		40,308,459		9,462,801

Communications Equipment				1.5%		1.3%		0.6%

Alcatel SA (France) (NON)			22,586	246,327	25,357	276,549	6,030	65,764
Aspect Communications Corp. (NON)			29,500	331,285	34,800	390,804	--	--
Cisco Systems, Inc. (NON)			324,990	6,210,559	404,676	7,733,358	119,000	2,274,090
Comtech Telecommunications Corp. (NON)			64,850	2,116,056	77,050	2,514,142	11,800	385,034
Digi International, Inc. (NON)			64,010	759,159	77,700	921,522	17,495	207,491
Enterasys Networks, Inc. (NON)			79	71	276	248	--	--
F5 Networks, Inc. (NON)			35,100	1,657,949	41,800	1,974,423	7,300	344,816
Harris Corp.			28,600	892,606	33,400	1,042,414	--	--
Inter-Tel, Inc.			23,050	428,961	27,700	515,497	8,300	154,463
Nice Systems, Ltd. ADR (Israel) (NON)			15,500	611,785	18,100	714,407	--	--
Nokia OYJ (Finland)			261,156	4,347,366	261,614	4,354,990	62,462	1,039,782
Qualcomm, Inc.			67,170	2,217,282	83,200	2,746,432	24,800	818,648
Telefonaktiebolaget LM Ericsson AB Class B (Sweden)			261,956	837,421	294,091	940,150	69,939	223,581

				20,656,827		24,124,936		5,513,669

Components				--%		--%		--%

Coherent, Inc. (NON)			10,900	392,509	12,700	457,327	--	--

Computers				2.4%		1.9%		1.0%

Anixter International, Inc. (NON)			16,700	620,739	19,500	724,815	--	--
Apple Computer, Inc. (NON)			78,900	2,904,309	96,600	3,555,846	28,700	1,056,447
Avid Technology, Inc. (NON) (SG) (SB)			7,100	378,288	8,200	436,896	--	--
Brocade Communications Systems, Inc. (NON)			277,600	1,077,088	339,000	1,315,320	70,800	274,704
Catapult Communications Corp. (NON)			22,100	377,026	26,100	445,266	--	--
Dell, Inc. (NON)			122,900	4,855,779	149,600	5,910,696	44,400	1,754,244
Emulex Corp. (NON)			51,100	933,086	59,600	1,088,296	--	--
Hutchinson Technology, Inc. (NON)			24,400	796,904	29,400	960,204	8,800	338,888
IBM Corp.			60,440	4,484,648	75,000	5,565,000	22,400	1,662,080
Intergraph Corp. (NON) (SG) (SB)			24,600	847,716	28,700	989,002	--	--
Intervideo, Inc. (NON)			30,800	442,904	36,100	519,118	--	--
j2 Global Communications, Inc. (NON) (SB)			47,900	1,649,676	57,400	1,976,856	12,900	444,276
Lite-On Technology Corp. (Taiwan) (NON)			433,000	497,358	--	--	--	--
Media Tek, Inc. (Taiwan) (NON)			57,000	492,296	--	--	--	--
Mitsubishi Electric Corp. (Japan)			118,000	622,884	132,000	696,786	31,000	163,639
NCR Corp. (NON)			62,140	2,182,357	77,100	2,707,752	22,900	804,248
NEC Corp. (Japan)			280,000	1,506,351	277,000	1,490,212	66,000	355,069
Netgear, Inc. (NON) (SG) (SB)			54,800	1,019,280	63,900	1,188,540	--	--
Otsuka Corp. (Japan)			2,300	194,546	--	--	--	--
PalmOne, Inc. (NON) (SG) (SB)			6,400	190,528	7,300	217,321	--	--
RadiSys Corp. (NON)			33,720	544,578	41,300	666,995	12,300	198,645
Satyam Computer Services., Ltd. (India)			102,636	1,195,934	--	--	--	--
Sharp Corp. (Japan)			23,000	358,407	26,000	405,155	6,000	93,497
SimpleTech, Inc. (NON)			37,800	144,774	44,100	168,903	--	--
Sun Microsystems, Inc. (NON) (SB)			510,000	1,902,300	632,600	2,359,598	187,500	699,375
Western Digital Corp. (NON)			184,711	2,478,822	222,968	2,992,231	48,899	656,225
Zyxel Communications Corp. (Taiwan)			113,232	268,804	--	--	--	--

				32,967,382		36,380,808		8,501,337

Conglomerates				1.1%		0.8%		0.4%

3M Co.			43,820	3,168,186	54,310	3,926,613	15,900	1,149,570
AMETEK, Inc.			9,500	397,575	11,200	468,720	--	--
Ansell, Ltd. (Australia)			63,329	481,677	71,098	540,768	16,908	128,601
Itochu Corp. (Japan)			413,000	2,076,054	451,000	2,267,071	107,000	537,864
Marubeni Corp. (Japan)			164,000	560,178	184,000	628,493	44,000	150,292
Mitsui & Co., Ltd. (Japan)			261,000	2,461,251	285,000	2,687,572	68,000	641,245
Swire Pacific, Ltd. (Hong Kong)			268,500	2,364,156	293,000	2,579,880	69,500	611,951
TUI AG (Germany) (NON)			9,500	234,640	--	--	--	--
Vivendi Universal SA (France)			95,793	3,000,737	81,840	2,563,656	19,547	612,314

				14,744,454		15,662,773		3,831,837

Consumer Cyclicals				9.6%		7.6%		3.6%

4Kids Entertainment, Inc. (NON) (SG) (SB)			28,860	573,737	36,500	725,620	10,800	214,704
Adidas-Salomon AG (Germany)			2,480	414,700	2,800	468,210	700	117,052
Administaff, Inc.			16,500	392,040	19,300	458,568	--	--
Aegis Group PLC (United Kingdom)			606,004	1,075,446	680,346	1,207,377	161,795	287,130
Aeropostale, Inc. (NON)			79,420	2,668,512	98,800	3,319,680	29,200	981,120
Aisin Seiki Co., Ltd. (Japan)			37,100	802,477	41,600	899,813	9,900	214,138
Amadeus Global Travel Distribution SA Class A (Spain)			175,160	1,533,030	190,967	1,671,375	46,765	409,295
American Axle & Manufacturing Holdings, Inc. (SG) (SB)			7,700	194,579	8,900	224,903	--	--
American Eagle Outfitters, Inc.			91,360	2,800,184	114,040	3,495,326	33,500	1,026,775
Ameristar Casinos, Inc.			89,520	2,335,577	109,086	2,846,054	21,200	553,108
Antena 3 de Television SA (Spain)			--	--	--	--	156	3,117
Assa Abloy AB Class B (Sweden)			600	7,702	--	--	200	2,567
Autobacs Seven Co., Ltd. (Japan)			12,300	412,218	13,800	462,489	3,300	110,595
Barnes & Noble, Inc. (NON)			48,700	1,889,560	58,800	2,281,440	17,500	679,000
Bebe Stores, Inc. (SG) (SB)			32,550	861,599	40,650	1,076,006	11,850	313,670
Berkely Group Holdings PLC (United Kingdom)			105,012	1,716,482	114,488	1,871,373	27,211	444,780
BJ's Wholesale Club, Inc. (NON)			44,000	1,429,560	53,360	1,733,666	9,300	302,157
Black & Decker Manufacturing Co.			27,470	2,468,180	34,060	3,060,291	10,100	907,485
Bluegreen Corp. (NON)			45,800	797,378	57,200	995,852	16,800	292,488
Borders Group, Inc.			11,100	280,941	12,500	316,375	--	--
BPB PLC (United Kingdom)			135,809	1,282,858	36,525	345,017	8,686	82,048
Brink's Co. (The)			17,700	637,200	21,098	759,528	6,300	226,800
British Sky Broadcasting PLC (United Kingdom)			116,141	1,094,833	130,389	1,229,146	31,008	292,305
Buckle, Inc. (The)			8,700	385,758	10,100	447,834	--	--
Casey's General Stores, Inc.			19,860	393,625	24,700	489,554	7,200	142,704
Catalina Marketing Corp. (SG) (SB)			54,290	1,379,509	66,300	1,684,683	13,500	343,035
Cato Corp. (The) Class A			25,650	529,673	30,000	619,500	--	--
Charming Shoppes (NON)			122,630	1,144,138	147,300	1,374,309	26,600	248,178
Chemed Corp.			22,200	922,432	26,800	1,113,567	8,000	327,040
Cherokee, Inc.			8,200	283,884	10,200	353,124	3,000	103,860
Children's Place Retail Stores, Inc. (The) (NON)			20,000	933,400	24,100	1,124,747	7,200	336,024
Choice Hotels International, Inc.			14,900	978,930	17,350	1,139,895	--	--
Ciments Francais Class A (France)			2,042	199,306	--	--	--	--
Citadel Broadcasting Corp. (NON) (SG) (SB) (SC)			49,900	571,355	60,800	696,160	18,100	207,245
Claire's Stores, Inc.			31,700	762,385	37,000	889,850	--	--
Consolidated Graphics, Inc. (NON)			6,500	265,005	7,600	309,852	--	--
Continental AG (Germany)			17,700	1,273,013	19,800	1,424,049	4,700	338,032
CRH PLC (Ireland)			20,554	545,641	--	--	--	--
Davis Service Group PLC (United Kingdom)			105,231	854,451	118,140	959,269	28,095	228,125
Dex Media, Inc.			85,250	2,080,953	105,500	2,575,255	31,100	759,151
Dillards, Inc. Class A			125,010	2,927,734	153,090	3,585,368	36,500	854,830
Dogan Yayin Holding (Turkey) (NON)			191,839	480,757	--	--	--	--
Dreamworks Animation SKG, Inc. Class A (NON)			60,500	1,585,100	74,100	1,941,420	22,000	576,400
Edgars Consolidated Stores, Ltd. (South Africa)			16,800	729,198	--	--	--	--
EMAP PLC (United Kingdom)			57,812	803,731	64,904	902,327	15,435	214,585
Federated Department Stores, Inc. (SG)			25,800	1,890,624	32,000	2,344,960	9,500	696,160
Ford Otomotiv Sanayi AS (Turkey)			78,229	515,555	--	--	--	--
Foschini, Ltd. (South Africa)			151,850	896,516	--	--	--	--
Gemstar-TV Guide International, Inc. (NON)			101,670	364,995	123,900	444,801	36,700	131,753
Genesco, Inc. (NON)			29,400	1,090,446	34,400	1,275,896	--	--
Genlyte Group, Inc. (The) (NON)			18,000	877,320	21,000	1,023,540	--	--
Genting Berhad (Malaysia)			80,800	401,832	--	--	--	--
Gestevision Telecinco SA (Spain)			15,553	362,679	--	--	--	--
Greek Organization of Football Prognostics (OPAP) SA (Greece)			5,472	158,074	--	--	--	--
GS Holdings Corp. (South Korea)			18,550	436,566	--	--	--	--
GTECH Holdings Corp.			37,400	1,093,576	46,800	1,368,432	13,700	400,588
GUS PLC (United Kingdom)			80,590	1,267,294	90,476	1,422,753	21,516	338,343
Honda Motor Co., Ltd. (Japan)			20,200	994,758	13,400	659,889	3,200	157,585
HUB Group, Inc. Class A (NON)			22,800	571,140	26,600	666,330	--	--
Hyundai Department Store Co., Ltd. (South Korea)			7,430	342,091	--	--	--	--
Hyundai Motor Co. (South Korea)			28,550	1,579,267	--	--	--	--
Hyundai Motor Co. GDR 144A (South Korea)			10,609	299,617	--	--	--	--
Inchcape PLC (United Kingdom)			68,136	2,504,426	68,962	2,534,787	16,471	605,413
Industria de Diseno Textil (Inditex) SA (Spain)			38,708	994,383	43,457	1,116,382	10,335	265,499
Jakks Pacific, Inc. (NON) (SG) (SB)			39,200	753,032	46,700	897,107	10,500	201,705
John H. Harland Co.			70,340	2,672,920	85,600	3,252,800	17,100	649,800
Journal Communications, Inc. Class A			19,900	334,320	23,200	389,760	--	--
K-Swiss, Inc. Class A			18,500	598,290	21,600	698,544	--	--
Kia Motors Corp. (South Korea)			4,910	64,690	--	--	--	--
Kone OYJ Class B (Finland) (NON)			3,460	207,322	--	--	--	--
Kuoni Reisen Holding AG (Switzerland)			2,059	836,376	2,312	939,146	550	223,413
Lafarge North America, Inc.			24,960	1,558,502	31,110	1,942,508	9,100	568,204
Laidlaw International, Inc. (NON)			21,200	510,920	24,300	585,630	--	--
Lawson, Inc. (Japan)			3,800	132,562	--	--	--	--
Lewis Group, Ltd. (South Africa)			156,693	857,012	--	--	--	--
Luen Thai Holdings, Ltd. 144A (Hong Kong) (NON)			--	--	--	--	6,000	2,281
Marvel Enterprises, Inc. (NON) (SG) (SB)			35,200	694,144	41,100	810,492	--	--
Matsushita Electric Industrial Co. (Japan)			124,000	1,883,544	135,000	2,050,632	32,000	486,076
Mazda Motor Corp. (Japan) (SB)			51,000	191,143	--	--	--	--
McGraw-Hill Companies, Inc. (The)			63,800	2,823,150	79,600	3,522,300	23,400	1,035,450
Mediaset SpA (Italy)			202,667	2,385,704	200,859	2,364,421	48,000	565,034
Men's Wearhouse, Inc. (The) (NON)			12,950	445,869	15,150	521,615	--	--
Metro AG (Germany)			10,300	509,750	11,600	574,087	2,800	138,573
Michaels Stores, Inc.			29,200	1,208,004	35,300	1,460,361	10,500	434,385
Movie Gallery, Inc.			22,700	599,961	27,400	724,182	8,100	214,083
Multimedia Games, Inc. (NON) (SG) (SB) (SC)			102,200	1,125,222	127,500	1,403,775	37,400	411,774
Nautilus Group, Inc. (SG) (SB)			9,500	270,750	11,200	319,200	--	--
Next PLC (United Kingdom)			48,409	1,304,155	54,348	1,464,154	12,925	348,204
Nordstrom, Inc.			57,650	3,918,471	71,790	4,879,566	21,200	1,440,964
Nu Skin Enterprises, Inc. Class A			68,200	1,589,060	82,700	1,926,910	14,600	340,180
NVR, Inc. (NON)			1,810	1,466,100	2,277	1,844,370	700	567,000
Pantry, Inc. (The) (NON)			72,640	2,813,347	88,500	3,427,605	19,800	766,854
Payless ShoeSource, Inc. (NON)			28,300	543,360	33,100	635,520	--	--
Penn National Gaming, Inc. (NON)			8,200	299,300	9,600	350,400	--	--
Phillips-Van Heusen Corp.			14,900	487,081	17,400	568,806	--	--
Pixar, Inc. (NON)			69,360	3,471,468	85,100	4,259,255	25,300	1,266,265
Polaris Industries, Inc.			16,310	880,740	19,700	1,063,800	5,887	317,898
President Chain Store Corp. (Taiwan) (NON)			215,464	424,883	--	--	--	--
Puma AG Rudolf Dassier Sport (Germany)			600	148,286	600	148,286	100	24,714
Reader's Digest Association, Inc. (The) Class A			35,300	582,450	43,700	721,050	12,800	211,200
Renault SA (France)			4,687	412,011	--	--	--	--
Rent-A-Center, Inc. (NON)			26,400	614,856	31,900	742,951	9,500	221,255
Ryland Group, Inc. (The)			9,200	698,004	10,700	811,809	--	--
S.A. D'Ieteren NV (Belgium)			832	171,899	934	192,974	222	45,867
Securitas AB Class B (Sweden)			10,400	173,227	--	--	--	--
SGS Societe Generale Surveillance Holding SA (Switzerland)			494	338,439	--	--	--	--
Shinsegae Co., Ltd. (South Korea)			1,770	558,150	--	--	--	--
ShopKo Stores, Inc. (NON)			25,100	610,181	30,800	748,748	9,200	223,652
Singapore Press Holdings, Ltd. (Singapore)			49,275	125,530	55,000	140,114	13,000	33,118
Skechers U.S.A., Inc. Class A (NON)			45,740	652,252	57,200	815,672	16,800	239,568
Societe Television Francaise I (France)			4,444	117,739	4,989	132,178	1,186	31,422
Sony Corp. (Japan)			19,500	672,248	21,900	754,986	5,200	179,266
Sotheby's Holdings, Inc. Class A (NON)			17,000	232,900	19,400	265,780	--	--
Stanley Works (The)			13,300	605,682	16,100	733,194	4,800	218,592
Stein Mart, Inc.			83,850	1,844,700	102,600	2,257,200	22,120	486,640
Stride Rite Corp.			43,300	597,107	50,500	696,395	--	--
Tata Motors (India)			33,504	327,337	--	--	--	--
Tech Data Corp. (NON)			33,200	1,215,452	41,200	1,508,332	12,100	442,981
TeleTech Holdings, Inc. (NON)			109,400	891,610	127,700	1,040,755	--	--
Tenneco Automotive, Inc. (NON)			20,100	334,464	22,400	372,736	--	--
Timberland Co. (The) Class A (NON)			62,640	2,425,421	76,560	2,964,403	19,800	766,656
Too, Inc. (NON)			11,800	275,766	13,300	310,821	--	--
Toro Co. (The)			34,700	1,339,767	40,500	1,563,705	--	--
Tostem Inax Holding Corp. (Japan)			240	4,067	--	--	--	--
Toto, Ltd. (Japan)			24,000	189,309	--	--	--	--
Toyota Motor Corp. (Japan)			33,965	1,215,646	29,700	1,062,997	7,100	254,117
Trans World Entertainment Corp. (NON)			21,700	256,711	24,300	287,469	--	--
Unifirst Corp.			15,600	632,424	18,200	737,828	--	--
United Business Media PLC (United Kingdom)			34,827	308,413	39,100	346,253	9,298	82,339
USG Corp. (NON) (SG) (SB) (SC)			49,100	2,086,750	60,100	2,554,250	14,900	633,250
Vail Resorts, Inc. (NON)			19,600	550,760	22,900	643,490	--	--
Ventiv Health, Inc. (NON)			87,320	1,683,530	106,800	2,059,104	21,200	408,736
Volkswagon AG (Germany)			7,100	323,399	8,000	364,393	1,900	86,543
Volvo AB Class A (Sweden)			46,200	1,816,676	50,400	1,981,828	12,000	471,864
VS Holdings, Inc. (NON)			63,050	63	--	--	15,358	15
Wal-Mart de Mexico SA de CV Ser. V (Mexico)			270,955	1,099,628	--	--	--	--
Wal-Mart Stores, Inc.			70,150	3,381,230	87,132	4,199,762	25,900	1,248,380
Walt Disney Co. (The)			74,827	1,884,144	93,989	2,366,643	27,700	697,486
Wolverine World Wide, Inc.			18,400	441,784	20,850	500,609	--	--
Yamaha Motor Co., Ltd. (Japan)			144,500	2,633,058	157,500	2,869,942	37,600	685,142
Zale Corp. (NON)			9,500	301,055	11,100	351,759	--	--

				134,975,207		144,062,004		32,405,830

Consumer Finance				0.6%		0.5%		0.2%

Accredited Home Lenders Holding Co. (NON) (SB)			24,080	1,059,520	30,300	1,333,200	8,950	393,800
African Bank Investments, Ltd. (South Africa)			232,073	648,189	--	--	--	--
Aiful Corp. (Japan)			3,175	236,015	--	--	--	--
CompuCredit Corp. (NON) (SG) (SB)			14,600	500,488	17,000	582,760	--	--
Countrywide Financial Corp.			26,900	1,038,609	33,620	1,298,068	9,900	382,239
MBNA Corp.			43,560	1,139,530	54,007	1,412,823	15,800	413,328
Metris Cos., Inc. (NON)			45,750	661,545	57,300	828,558	16,900	244,374
Nelnet, Inc. Class A (NON)			32,400	1,077,948	38,900	1,294,203	8,000	266,160
Portfolio Recovery Associates, Inc. (NON)			12,000	504,240	14,000	588,280	--	--
Provident Financial PLC (United Kingdom)			69,684	896,634	78,232	1,006,623	18,605	239,393
World Acceptance Corp. (NON)			40,300	1,211,015	47,100	1,415,355	--	--

				8,973,733		9,759,870		1,939,294

Consumer Staples				7.2%		5.9%		3.2%

7-Eleven, Inc. (NON) (SG)			47,630	1,440,331	57,375	1,735,020	10,400	314,496
Aderans Co., Ltd. (Japan)			36,700	870,781	41,200	977,552	9,800	232,525
Albertson's, Inc. (SG) (SB) (SC)			90,500	1,871,540	112,400	2,324,432	32,900	680,372
Altria Group, Inc.			78,030	5,045,420	97,134	6,280,684	29,000	1,875,140
American Greetings Corp. Class A			23,000	609,500	26,900	712,850	--	--
Amorepacific Corp. (South Korea)			2,150	568,755	--	--	--	--
Archer Daniels Midland Co.			89,848	1,920,950	111,641	2,386,885	32,900	703,402
Axfood AB (Sweden)			20,000	501,143	22,400	561,280	5,400	135,309
BAT Industries PLC (United Kingdom)			129,858	2,509,014	141,576	2,735,420	33,813	653,308
Boston Beer Co., Inc. Class A (NON)			17,600	394,944	22,000	493,680	6,400	143,616
Cal-Maine Foods, Inc. (SG) (SB) (SC)			110,840	670,582	135,100	817,355	40,100	242,605
Carrefour Supermarche SA (France)			20,795	1,003,772	19,423	937,545	4,619	222,958
CEC Entertainment, Inc. (NON)			66,250	2,788,463	80,850	3,402,977	19,200	808,128
Chattem, Inc. (NON)			8,700	360,180	10,200	422,280	--	--
Chiquita Brands International, Inc.			64,500	1,771,170	76,500	2,100,690	14,800	406,408
CKE Restaurants, Inc.			117,650	1,637,688	147,500	2,053,200	43,800	609,696
Clorox Co.			69,240	3,858,053	85,700	4,775,204	25,500	1,420,860
Coca-Cola Femsa SA de CV ADR (Mexico) (SG)			43,000	1,148,530	--	--	--	--
Coca-Cola Hellenic Bottling Co., SA (Greece)			6,810	184,950	--	--	--	--
Colruyt SA (Belgium)			14,021	1,909,027	13,581	1,849,119	3,228	439,508
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Brazil)			29,100	578,799	--	--	--	--
Costco Wholesale Corp.			29,550	1,324,431	36,977	1,657,309	10,800	484,056
Darden Restaurants, Inc.			98,570	3,250,839	119,010	3,924,950	35,400	1,167,492
Del Monte Foods Co. (NON)			112,500	1,211,625	140,600	1,514,262	41,300	444,801
Domino's Pizza, Inc.			22,500	500,850	26,400	587,664	--	--
Energizer Holdings, Inc. (NON)			25,890	1,609,581	32,270	2,006,226	9,500	590,615
Flowers Foods, Inc.			18,200	643,552	21,200	749,632	--	--
Fyffes PLC (Ireland)			246,030	734,468	276,212	824,569	65,687	196,094
General Mills, Inc.			23,600	1,104,244	29,300	1,370,947	8,600	402,394
Getty Images, Inc. (NON)			28,210	2,094,875	34,970	2,596,872	10,300	764,878
Heidrick & Struggles International, Inc. (NON)			26,700	696,336	34,000	886,720	10,600	276,448
Heineken NV (Netherlands)			33,585	1,034,976	37,705	1,161,941	8,967	276,333
Imperial Tobacco Group PLC (United Kingdom)			24,443	656,628	27,442	737,193	6,526	175,312
Interstate Bakeries Corp. (NON) (SB)			28,100	196,981	31,800	222,918	--	--
Jack in the Box, Inc. (NON)			41,480	1,572,922	50,900	1,930,128	11,200	424,704
Japan Tobacco, Inc. (Japan)			291	3,882,464	237	3,161,890	57	760,465
Kellogg Co.			127,870	5,682,543	159,600	7,092,624	46,800	2,079,792
Kimberly-Clark Corp.			54,330	3,400,515	67,870	4,247,983	19,900	1,245,541
Knology, Inc. (NON)			149	291	--	--	66	129
Koninklijke Ahold NV (Netherlands) (NON)			39,027	319,869	43,815	359,112	10,420	85,403
Korn/Ferry International (NON)			39,100	694,025	48,100	853,775	14,200	252,050
Labor Ready, Inc. (NON)			47,800	1,114,218	55,800	1,300,698	--	--
Lancaster Colony Corp.			6,400	274,688	7,400	317,608	--	--
Lance, Inc.			21,200	364,852	24,700	425,087	--	--
Lebedyansky JSC (Russia) (NON)			9,500	399,000	--	--	--	--
Lianhua Supermarket Holdings Co., Ltd. (China)			429,000	488,162	--	--	--	--
Lone Star Steakhouse & Saloon, Inc.			11,900	361,879	13,400	407,494	--	--
Longs Drug Stores, Inc.			16,700	718,935	20,800	895,440	6,100	262,605
Luby's, Inc. (NON)			15,200	181,640	17,700	211,515	--	--
McDonald's Corp.			78,900	2,189,475	97,900	2,716,725	28,700	796,425
Nash Finch Co. (SG) (SB)			48,230	1,771,970	57,900	2,127,246	8,400	308,616
Nestle SA (Switzerland)			6,953	1,780,732	5,862	1,501,316	1,394	357,017
Orkla ASA (Norway)			5,315	195,094	--	--	--	--
PepsiAmericas, Inc.			94,970	2,436,930	119,130	3,056,876	35,100	900,666
Perdigao SA (Preference) (Brazil)			34,000	799,915	--	--	--	--
Pilgrim's Pride Corp. (SG)			31,700	1,081,921	39,600	1,351,548	11,600	395,908
Playtex Products, Inc. (NON)			62,800	471,000	75,800	568,500	22,500	242,100
Procter & Gamble Co. (The)			37,480	1,977,070	46,990	2,478,723	14,000	738,500
Pyaterochka Holding NV 144A GDR (Russia) (NON)			56,157	808,661	--	--	--	--
Pyaterochka Holding NV GDR (Russia) (NON)			11,856	170,726	--	--	--	--
Ralcorp Holdings, Inc.			18,800	773,620	23,300	958,795	6,800	279,820
Reckitt Benckiser PLC (United Kingdom)			12,005	352,827	--	--	--	--
Safeway, Inc. (SG) (SB)			48,200	1,088,838	60,200	1,359,918	17,600	397,584
Scotts Co. (The) Class A (NON)			3,900	277,719	4,600	327,566	--	--
Seaboard Corp.			305	507,520	355	590,720	--	--
Smart & Final, Inc. (NON)			33,500	410,375	39,100	478,975	--	--
Snow Brand Milk Products Co., Ltd. (Japan) (NON) (SG) (SB) (SC)			62,000	186,208	70,000	210,235	17,000	51,057
Submarino SA (Brazil) (NON)			54,000	402,883	--	--	--	--
Supervalu, Inc.			31,970	1,042,542	39,590	1,291,030	11,600	378,276
Time Warner, Inc. (NON)			363,720	6,077,761	454,123	7,588,395	133,100	2,224,101
Toyo Suisan Kaisha, Ltd. (Japan)			130,000	2,033,456	142,000	2,221,160	34,000	531,827
Tupperware Corp.			29,300	684,741	36,400	850,668	10,700	250,059
Unilever NV (Netherlands)			3,297	213,498	3,701	239,659	880	56,985
UST, Inc.			27,710	1,265,239	34,000	1,552,440	10,100	461,166
Valueclick, Inc. (NON)			18,500	228,105	21,500	265,095	--	--
VFB, LLC (RES)(NON)			--	--	--	--	254,213	52,114
Weiss Markets, Inc.			5,042	195,579	5,700	221,103	--	--
Whitbread PLC (United Kingdom)			1	17	--	--	--	--
Whole Foods Market, Inc.			8,700	1,029,210	10,700	1,265,810	3,200	378,560
Woolworths, Ltd. (Australia)			246,418	3,086,848	258,281	3,235,454	61,686	772,733
Yum! Brands, Inc.			33,060	1,721,765	41,460	2,159,237	12,300	640,584

				101,421,226		112,627,924		28,991,541

Electronics				3.7%		2.0%		1.1%

Agere Systems, Inc. (NON)			92,897	1,114,764	114,970	1,379,640	34,490	413,880
Agilysys, Inc.			109,850	1,724,645	134,000	2,103,800	27,143	426,145
ALPS Electric Co., Ltd. (Japan)			30,000	457,472	34,000	518,469	8,000	121,993
Artesyn Technologies, Inc. (NON)			83,640	727,668	105,900	921,330	30,900	268,830
Atmel Corp. (NON)			324,330	768,662	400,900	950,133	117,715	278,985
AU Optronics Corp. (Taiwan)			509,000	848,585	--	--	--	--
Avnet, Inc. (NON)			18,100	407,793	21,100	475,383	--	--
Axcelis Technologies, Inc. (NON)			29,100	199,626	34,000	233,240	--	--
Compal Electronics, Inc. (Taiwan)			270,000	268,397	--	--	--	--
Diodes, Inc. (NON)			10,600	330,720	12,500	390,000	--	--
FEI Co. (NON)			26,400	602,184	32,800	748,168	9,600	218,976
Foxconn International Holdings, Ltd. (China) (NON)			403,000	299,683	--	--	--	--
Foxconn International Holdings, Ltd. 144A (China) (NON)			233,000	173,266	--	--	--	--
Hon Hai Precision Industry Co., Ltd. (Taiwan)			347,577	1,805,048	--	--	--	--
Ibiden Co., Ltd. (Japan)			7,000	183,294	--	--	--	--
Infineon Technologies AG (Germany) (NON)			22,500	209,772	25,300	235,877	6,000	55,939
Integrated Device Technology, Inc. (NON)			113,100	1,215,825	135,400	1,455,550	30,700	330,025
Intel Corp. (SEG)			373,930	9,744,616	463,526	12,079,488	137,600	3,585,856
IXYS Corp. (NON)			24,500	347,410	28,700	406,966	--	--
Komag, Inc. (NON)			22,800	646,836	27,500	780,175	8,200	232,634
Kulicke & Soffa Industries, Inc. (NON)			72,300	571,893	84,400	667,604	--	--
LG Electronics, Inc. (South Korea)			17,130	1,081,125	--	--	--	--
Linear Technology Corp.			28,880	1,059,607	34,910	1,280,848	10,400	381,576
Micrel, Inc. (NON) (SG) (SB)			25,100	289,152	29,360	338,227	--	--
Omnivision Technologies, Inc. (NON) (SG) (SB)			54,200	736,578	63,400	861,606	--	--
Omron Corp. (Japan)			50,300	1,109,378	42,500	937,347	10,100	222,758
Park Electrochemical Corp.			11,200	282,240	13,100	330,120	--	--
PerkinElmer, Inc.			64,800	1,224,720	78,200	1,477,980	23,300	440,370
Phoenixtec Power Co., Ltd. (Taiwan)			294,000	316,477	--	--	--	--
QLogic Corp. (NON)			63,000	1,944,810	76,100	2,349,207	22,600	697,662
Quanta Computer, Inc. (Taiwan)			418,000	796,461	--	--	--	--
Reunert, Ltd. (South Africa)			128,012	703,322	--	--	--	--
Samsung Electronics Co., Ltd. (South Korea)			13,102	6,216,644	--	--	--	--
Samsung Electronics Co., Ltd. (Preference) (South Korea)			2,022	660,947	--	--	--	--
Siliconware Precision Industries Co. (Taiwan)			936,200	919,000	--	--	--	--
Solectron Corp. (NON)			411,400	1,559,206	513,500	1,946,165	151,600	574,564
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			2,356,500	4,085,578	--	--	--	--
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			33,494	305,465	--	--	--	--
Toshiba Corp. (Japan)			349,000	1,384,468	392,000	1,555,047	93,000	368,927
Uniden (Japan)			15,000	236,127	17,000	267,611	4,000	62,967
United Microelectronics Corp. (Taiwan)			2,559,765	1,856,654	--	--	--	--
W.W. Grainger, Inc.			40,470	2,217,351	50,300	2,755,937	15,100	827,329

				51,633,469		37,445,918		9,509,416

Energy				7.4%		5.1%		2.6%

BP PLC (United Kingdom)			509,063	5,295,077	452,748	4,709,310	108,649	1,130,125
Burlington Resources, Inc.			41,300	2,281,412	51,600	2,850,384	15,100	834,124
CAL Dive International, Inc. (NON)			40,590	2,125,698	49,000	2,566,130	7,900	413,723
Canadian Natural Resources, Ltd. (Canada)			12,766	462,891	--	--	--	--
ChevronTexaco Corp.			159,902	8,941,720	198,484	11,099,225	58,000	3,243,360
China Gas Holdings, Ltd. (Hong Kong) (NON)			2,612,000	451,580	--	--	--	--
China Shenhua Energy Co., Ltd. Class H (China) (NON)			969,500	935,450	--	--	--	--
CNOOC, Ltd. (Hong Kong)			669,000	397,455	--	--	--	--
Core Laboratories NV (Netherlands) (NON)			13,900	372,798	16,200	434,484	--	--
ENI SpA (Italy)			167,750	4,299,921	182,861	4,687,260	43,737	1,121,107
ExxonMobil Corp. (SEG)			283,630	16,300,216	354,257	20,359,150	104,100	5,982,627
Forest Oil Corp. (NON)			6,500	273,000	7,700	323,400	--	--
Frontier Oil Corp.			110,560	3,244,936	131,300	3,853,655	19,400	569,390
Giant Industries, Inc. (NON)			41,050	1,477,800	50,900	1,832,400	11,000	396,000
Harvest Natural Resources, Inc. (NON) (SG) (SB)			47,700	521,361	59,700	652,521	17,500	191,275
Helmerich & Payne, Inc.			15,600	731,952	18,100	849,252	--	--
Holly Corp.			60,750	2,835,203	74,200	3,462,914	16,500	770,055
Houston Exploration Co. (NON)			11,000	583,550	12,800	679,040	--	--
Lukoil (Russia)			28,255	1,033,521	--	--	--	--
Lukoil ADR (Russia)			71,264	2,626,078	--	--	--	--
Marathon Oil Corp.			36,010	1,921,854	44,860	2,394,178	13,200	704,484
MOL Magyar Olaj- es Gazipari Rt. (Hungary)			4,034	338,281	--	--	--	--
Norsk Hydro ASA (Norway)			18,595	1,699,496	18,253	1,668,239	4,341	396,747
Oil & Natural Gas Corp., Ltd. (India)			25,904	608,122	--	--	--	--
Oil States International, Inc. (NON)			25,400	639,318	29,700	747,549	--	--
PetroChina Co., Ltd. (China)			1,189,000	875,290	--	--	--	--
Petroleo Brasileiro SA ADR (Brazil)			48,130	2,509,017	--	--	--	--
Petroleo Brasileiro SA (Preference) ADR (Brazil)			63,181	2,908,853	--	--	--	--
Petroleum Development Corp. (NON)			42,620	1,357,447	52,300	1,665,755	11,000	350,350
Polski Koncern Naftowy Orlen SA (Poland)			25,448	381,308	--	--	--	--
PTT PCL (Thailand)			83,100	437,556	--	--	--	--
Questar Corp.			23,100	1,522,290	28,600	1,884,740	8,400	553,560
Remington Oil & Gas Corp. (NON)			15,000	535,500	17,500	624,750	--	--
Repsol YPF, SA (Spain)			27,001	687,487	30,313	771,816	7,209	183,552
Royal Dutch Petroleum Co. (Netherlands)			52,852	3,440,754	47,322	3,080,741	11,303	735,844
Saipem SpA (Italy)			42,500	571,456	--	--	--	--
Sasol, Ltd. (South Africa)			52,969	1,430,514	--	--	--	--
Shell Transport & Trading Co. PLC (United Kingdom)			634,394	6,147,240	643,750	6,237,899	153,579	1,488,171
Statoil ASA (Norway)			162,315	3,298,389	143,300	2,911,987	34,200	694,975
Sunoco, Inc.			40,870	4,646,102	51,050	5,803,364	15,000	1,705,200
Surgutneftegaz (Russia)			747,089	553,299	--	--	--	--
Tesoro Petroleum Corp.			85,550	3,979,786	102,000	4,745,040	20,400	949,008
Total SA (France)			14,591	3,417,937	14,399	3,372,962	3,439	805,585
Total SA 144A (France)			1,068	250,179	--	--	--	--
Veritas DGC, Inc. (NON)			65,900	1,828,066	78,600	2,180,364	15,300	424,422
Vintage Petroleum, Inc.			10,800	329,076	12,600	383,922	--	--
Vostok Nafta Investment, Ltd. (Sweden) (NON) (SB)			77,360	1,491,311	--	--	--	--
Yanzhou Coal Mining Co., Ltd. (China)			448,000	349,388	--	--	--	--

				103,346,935		96,832,431		23,643,684

Financial				3.4%		2.9%		1.7%

Advanta Corp. Class B			12,600	354,816	15,800	444,928	4,600	129,536
AMRESCO Creditor Trust (F)(RES)(NON)(R)			501,000	501	--	--	240,000	240
Bank of America Corp. (SEG)			155,856	7,108,592	193,494	8,825,261	56,600	2,581,526
Citigroup, Inc. (SEG)			219,953	10,168,427	273,837	12,659,485	80,600	3,726,138
Contifinancial Corp. Liquidating Trust Units			1,878,703	2,348	--	--	500,683	626
Deutsche Boerse AG (Germany)			2,365	184,351	2,655	206,956	631	49,186
E.Sun Financial Holding Co., Ltd. (Taiwan)			933,000	749,833	--	--	--	--
First American Corp.			92,100	3,696,894	113,600	4,559,904	29,200	1,172,088
Freddie Mac			9,100	593,593	11,200	730,576	3,300	215,259
Hitachi Capital Corp. (Japan)			25,200	497,106	28,200	556,285	6,800	134,140
HRPT Properties Trust (R)			100,520	1,249,464	127,400	1,583,582	37,400	464,882
JPMorgan Chase & Co.			83,302	2,942,227	103,381	3,651,417	30,500	1,077,260
Loews Corp.			34,820	2,698,550	43,400	3,363,500	12,900	999,750
London Stock Exchange PLC (United Kingdom)			108,470	954,462	121,777	1,071,554	28,960	254,828
Man Group PLC (United Kingdom)			110,731	2,862,091	120,724	3,120,383	28,833	745,254
Mitsubishi Tokyo Finance Group, Inc. (Japan)			128	1,081,662	144	1,216,870	34	287,316
Moody's Corp. (SG)			57,920	2,604,083	71,800	3,228,128	21,000	944,160
Nasdaq Stock Market, Inc. (The) (NON) (SG) (SB)			8,800	165,968	10,400	196,144	--	--
Nationwide Financial Services, Inc. Class A			16,100	610,834	20,300	770,182	5,900	223,846
New Century Financial Corp. (R)			14,200	730,590	17,300	890,085	5,100	262,395
Orix Corp. (Japan)			8,900	1,332,237	7,300	1,092,734	1,700	254,472
Royal Bank of Scotland Group PLC (United Kingdom)			112,129	3,377,588	107,522	3,238,814	25,680	773,542
Sampo OYJ Class A (Finland)			33,600	523,724	37,700	587,631	9,000	140,283
Student Loan Corp.			1,560	342,888	1,870	411,026	--	--
Tower, Ltd. (New Zealand) (NON)			213,882	318,712	240,120	357,810	57,104	85,092
Wachovia Corp.			35,800	1,775,680	43,600	2,162,560	12,900	639,840
WFS Financial, Inc. (NON)			8,100	410,751	9,400	476,674	--	--

				47,337,972		55,402,489		15,161,659

Health Care				8.8%		7.5%		3.7%

Abbott Laboratories			72,920	3,573,809	90,475	4,434,180	26,500	1,298,765
Aetna, Inc.			20,500	1,697,810	25,400	2,103,628	7,400	612,868
Albany Molecular Research, Inc. (NON)			30,700	429,800	36,200	506,800	--	--
Alfresa Holdings Corp. (Japan)			3,400	151,976	3,800	169,856	900	40,229
Allergan, Inc.			18,000	1,534,320	22,500	1,917,900	6,500	554,060
Alpharma, Inc. Class A			79,270	1,147,037	97,300	1,407,931	22,100	319,787
Amedisys, Inc. (NON) (SG) (SB) (SC)			14,900	548,022	17,400	639,972	--	--
American Medical Systems Holdings, Inc. (NON)			27,800	574,070	32,500	671,125	--	--
Amgen, Inc. (NON)			29,900	1,807,754	36,400	2,200,744	10,800	652,968
Analogic Corp.			4,400	221,408	5,100	256,632	--	--
Applera Corp.- Celera Genomics Group (NON)			98,750	1,083,288	123,300	1,352,601	36,100	396,017
Applera Corp.- Applied Biosystems Group			59,800	1,176,266	73,900	1,453,613	21,700	426,839
Apria Healthcare Group, Inc. (NON)			8,550	296,172	9,900	342,936	--	--
Astellas Pharma, Inc. (Japan)			32,800	1,120,556	37,800	1,291,373	8,500	290,388
AstraZeneca PLC (United Kingdom)			104,813	4,332,418	114,271	4,723,362	27,326	1,129,513
Bausch & Lomb, Inc. (SG) (SB)			16,280	1,351,240	20,460	1,698,180	6,100	506,300
Bayer AG (Germany)			14,000	466,267	15,700	522,885	3,700	123,228
Becton, Dickinson and Co.			75,300	3,950,991	93,300	4,895,451	27,700	1,453,419
Bio-Rad Laboratories, Inc. Class A (NON)			6,400	378,944	7,500	444,075	--	--
Biosite, Inc. (NON)			4,700	258,453	5,500	302,445	--	--
Bristol-Myers Squibb Co.			252,060	6,296,459	312,925	7,816,867	91,600	2,288,168
Caremark Rx, Inc. (NON)			17,366	773,134	21,547	959,272	6,362	283,236
Celesio AG (Germany)			1,526	119,689	1,713	134,356	407	31,922
Centene Corp. (NON)			31,600	1,061,128	39,300	1,319,694	11,500	386,170
Cerner Corp. (NON) (SG) (SB)			7,700	523,369	9,000	611,730	--	--
Chugai Pharmaceutical Co., Ltd. (Japan)			117,600	1,816,324	128,200	1,980,040	30,600	472,615
CIGNA Corp.			10,430	1,116,323	13,128	1,405,090	3,900	417,417
Conmed Corp. (NON)			12,000	369,240	13,600	418,472	--	--
Connetics Corp. (NON)			48,000	846,720	57,400	1,012,536	12,400	218,736
Coventry Health Care, Inc. (NON)			60,420	4,274,715	74,897	5,298,963	22,200	1,570,650
Dade Behring Holdings, Inc.			20,145	1,309,626	23,500	1,527,735	--	--
DJ Orthopedics, Inc. (NON)			32,800	899,704	39,200	1,075,256	7,900	216,697
Eli Lilly Co.			38,440	2,141,492	47,500	2,646,225	14,200	791,082
Enzon, Inc. (NON)			27,200	176,256	32,400	209,952	--	--
First Horizon Pharmaceutical Corp. (NON) (SG) (SB)			122,900	2,340,016	150,500	2,865,520	32,500	618,800
Genesis HealthCare Corp. (NON)			89,401	4,137,478	109,100	5,049,148	24,187	1,119,374
Gentiva Health Services, Inc. (NON)			19,800	353,628	22,800	407,208	--	--
Gilead Sciences, Inc. (NON) (SG)			52,700	2,318,273	65,200	2,868,148	19,200	844,608
GlaxoSmithKline PLC (United Kingdom)			168,600	4,069,054	156,137	3,768,268	37,291	899,995
Haemonetics Corp. (NON)			44,900	1,824,736	52,300	2,125,472	3,342	135,819
Humana, Inc. (NON)			64,720	2,571,973	80,300	3,191,122	23,750	943,825
Intuitive Surgical, Inc. (NON)			9,400	438,416	11,000	513,040	--	--
Invitrogen Corp. (NON)			8,500	707,965	10,500	874,545	3,100	258,199
Johnson & Johnson (SEG)			201,712	13,111,280	247,504	16,087,760	73,600	4,784,000
Kindred Healthcare, Inc. (NON) (SG) (SB)			12,100	479,281	14,100	558,501	--	--
Kos Pharmaceuticals, Inc. (NON)			14,000	917,000	16,200	1,061,100	--	--
LifeCell Corp. (NON)			26,400	417,384	30,900	488,529	--	--
Lincare Holdings, Inc. (NON)			21,100	861,724	26,300	1,074,092	7,800	318,552
Magellan Health Services, Inc. (NON)			11,100	391,941	13,000	459,030	--	--
MEDICEO Holdings Co., Ltd. (Japan) (SG) (SB) (SC)			35,900	478,596	40,300	537,254	9,600	127,981
Medicines Co. (NON)			12,000	280,680	14,200	332,138	--	--
Mentor Corp.			12,800	530,944	14,900	618,052	--	--
Merck & Co., Inc.			170,560	5,253,248	211,113	6,502,280	62,750	1,932,700
Novartis AG (Switzerland)			10,247	487,005	--	--	--	--
Owens & Minor, Inc.			39,100	1,264,885	45,600	1,475,160	--	--
Parexel International Corp. (NON)			22,500	446,625	26,300	522,055	--	--
Pediatrix Medical Group, Inc. (NON)			7,200	529,488	8,400	617,736	--	--
Perrigo Co.			22,800	317,832	26,900	374,986	--	--
Pfizer, Inc.			122,349	3,374,385	152,797	4,214,141	45,000	1,241,100
Pharmion Corp. (NON)			7,400	171,754	8,800	204,248	--	--
Quality Systems, Inc. (SG) (SB)			8,400	397,992	9,900	469,062	--	--
Ranbaxy Laboratories, Ltd. (India)			16,348	397,096	--	--	--	--
Regeneron Pharmaceuticals, Inc. (NON)			19,400	162,766	22,700	190,453	--	--
Respironics, Inc. (NON)			17,600	635,536	20,600	743,866	--	--
Roche Holding AG (Switzerland)			29,567	3,731,007	28,937	3,651,509	6,911	872,087
Sankyo Co., Ltd. (Japan)			25,500	488,558	--	--	--	--
Sanofi-Synthelabo SA (France)			6,471	529,925	--	--	--	--
Schering AG (Germany)			11,500	706,146	9,600	589,478	2,300	141,229
Schering-Plough Corp.			31,000	590,860	38,000	724,280	11,300	215,378
Serologicals Corp. (NON)			13,700	291,125	16,000	340,000	--	--
Sierra Health Services, Inc. (NON) (SB)			69,230	4,947,176	84,188	6,016,074	17,300	1,236,258
Sun Healthcare Group, Inc. (NON)			122	781	--	--	--	--
Sybron Dental Specialties, Inc. (NON)			22,700	853,974	26,500	996,930	--	--
Taisho Pharmaceutical Co., Ltd. (Japan)			103,000	2,000,145	84,000	1,631,186	20,000	388,378
Takeda Pharmaceutical Co., Ltd. (Japan)			7,900	391,015	--	--	--	--
Techne Corp. (NON)			7,600	348,916	9,000	413,190	--	--
Terumo Corp. (Japan)			3,000	86,266	--	--	--	--
Teva Pharmaceutical Industries, Ltd. ADR (Israel)			35,400	1,102,356	--	--	--	--
Third Wave Technologies, Inc. (NON)			49,300	193,749	57,600	226,368	--	--
Trimeris, Inc. (NON)			14,700	146,706	17,400	173,652	--	--
United Therapeutics Corp. (NON)			6,500	313,300	7,700	371,140	--	--
UnitedHealth Group, Inc.			106,938	5,575,747	132,612	6,914,390	39,260	2,047,016
Vertex Pharmaceuticals, Inc. (NON)			21,400	360,376	25,300	426,052	--	--
ViaCell, Inc. (NON)			85,300	908,445	105,400	1,122,510	31,000	330,150
Vital Signs, Inc.			16,300	706,116	19,000	823,080	--	--
WellPoint, Inc. (NON)			21,360	1,487,510	26,840	1,869,138	7,800	543,192

				123,253,960		142,233,768		33,479,715

Insurance				3.4%		2.5%		1.2%

Aegon NV (Netherlands)			59,602	768,590	66,914	862,881	15,913	205,204
Alleghany Corp. (NON)			4,821	1,431,718	5,914	1,756,458	1,734	514,998
Allianz AG (Germany)			8,700	998,564	9,800	1,124,819	2,300	263,988
Allstate Corp.			27,380	1,635,955	33,527	2,003,238	9,900	591,525
American Financial Group, Inc.			56,350	1,888,852	68,040	2,280,701	20,300	680,456
AmerUs Group Co.			14,340	689,037	16,800	807,240	--	--
Cathay Financial Holding Co., Ltd. (Taiwan)			967,000	1,952,277	--	--	--	--
Cathay Financial Holding Co., Ltd. 144A GDR (Taiwan)			8,298	166,415	--	--	--	--
China Life Insurance Co., Ltd. (China) (NON)			1,522,000	1,035,842	--	--	--	--
Commerce Group, Inc.			14,860	922,955	17,300	1,074,503	1,939	120,431
Corp. Mapfre SA (Spain)			106,435	1,587,246	116,040	1,730,484	28,417	423,778
Direct General Corp.			42,660	793,903	53,200	990,052	15,650	291,247
FBL Financial Group, Inc. Class A			6,500	179,465	7,400	204,314	--	--
FPIC Insurance Group, Inc. (NON) (SG) (SB)			24,090	706,560	29,200	856,436	8,700	255,171
Fremont General Corp.			52,600	1,279,758	64,000	1,557,120	18,988	461,978
Hannover Rueckversicherungs AG (Germany)			3,592	136,466	--	--	--	--
HCC Insurance Holdings, Inc.			9,438	357,417	11,020	417,327	--	--
ING Groep NV (Netherlands)			127,145	3,578,071	122,577	3,449,520	29,275	823,847
Insurance Australia Group, Ltd. (Australia)			578,088	2,636,278	630,256	2,874,182	150,527	686,454
Landamerica Financial Group, Inc.			33,740	2,003,144	41,100	2,440,107	8,000	474,960
Liberty Group, Ltd. (South Africa)			65,300	580,859	--	--	--	--
Mercury General Corp.			25,960	1,415,339	32,100	1,750,092	9,685	528,026
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)			4,400	468,635	4,900	521,889	1,200	127,810
Odyssey Re Holdings Corp. (SG) (SB) (SC)			24,370	601,452	30,800	760,144	9,300	229,524
Ohio Casualty Corp.			7,400	178,932	8,500	205,530	--	--
Old Republic International Corp.			51,300	1,297,377	63,275	1,600,225	19,000	480,510
QBE Insurance Group, Ltd. (Australia)			196,413	2,392,286	160,559	1,955,589	38,347	467,062
Riunione Adriatica di Sicurta SpA (RAS) (Italy)			26,915	522,529	--	--	--	--
Samsung Fire & Marine Insurance (South Korea)			3,750	303,571	--	--	--	--
Sanlam, Ltd. (South Africa)			613,900	1,079,444	--	--	--	--
Selective Insurance Group			5,600	277,480	6,600	327,030	--	--
Stancorp Financial Group			3,300	252,714	3,900	298,662	--	--
Stewart Information Services			39,900	1,675,800	48,792	2,049,264	10,252	430,584
Swiss Re (Switzerland)			12,241	750,713	13,743	842,827	3,268	200,419
UICI			48,590	1,446,524	58,700	1,747,499	17,500	520,975
United Fire & Casualty Co.			11,000	488,620	13,000	577,460	--	--
W.R. Berkley Corp.			37,830	1,349,774	47,135	1,681,777	13,950	497,736
Zenith National Insurance Corp.			66,910	4,540,513	81,600	5,537,376	15,633	1,060,855
Zurich Financial Services AG (Switzerland)			20,741	3,564,328	20,579	3,536,488	4,914	844,468

				47,935,403		47,821,234		11,182,006

Investment Banking/Brokerage				1.3%		1.1%		0.6%

Affiliated Managers Group (NON)			28,430	1,942,622	34,400	2,350,552	6,660	455,078
Calamos Asset Management, Inc. Class A			37,000	1,007,880	45,500	1,239,420	13,400	365,016
Credit Suisse Group (Switzerland)			74,120	2,909,766	75,360	2,958,445	17,999	706,596
Daishin Securities Co. (South Korea)			20,810	279,729	--	--	--	--
Deutsche Bank AG (Germany)			9,000	701,611	10,100	787,363	2,400	187,096
Eaton Vance Corp. (SG)			97,100	2,321,661	120,400	2,878,764	35,200	841,632
Harris & Harris Group, Inc. (NON) (SG) (SB) (SC)			25,700	306,087	31,900	379,929	9,400	111,954
IndyMac Bancorp, Inc.			73,180	2,980,621	92,180	3,754,491	25,300	1,030,469
Investment Technology Group, Inc. (NON)			21,800	458,236	25,500	536,010	--	--
Lazard, Ltd. Class A (Bermuda) (NON)			15,700	365,025	18,400	427,800	--	--
Lend Lease Corp., Ltd. (Australia)			70,913	698,724	79,612	784,438	18,933	186,552
Macquarie Airports (Australia)			61,078	166,164	--	--	--	--
Macquarie Bank, Ltd. (Australia)			5,273	238,695	5,920	267,983	1,408	63,737
Nomura Securities Co., Ltd. (Japan)			19,000	225,842	--	--	--	--
Nuveen Investments, Inc. Class A			9,800	368,676	11,500	432,630	--	--
Raymond James Financial, Inc.			78,900	2,228,925	98,400	2,779,800	29,000	819,250
Schroders PLC (United Kingdom)			65,282	883,101	73,291	991,442	17,430	235,784
Yuanta Core Pacific Securities Co. (Taiwan)			853,315	631,025	--	--	--	--

				18,714,390		20,569,067		5,003,164

Other				0.1%		1.3%		1.0%

iShares MSCI Hong Kong Index Fund			--	--	14,800	183,816	7,000	86,940
iShares MSCI Malaysia Index Fund			--	--	5,400	37,368	2,600	17,992
iShares MSCI Singapore Index Fund			--	--	7,400	56,018	3,500	26,495
iShares MSCI South Korea Index Fund (SB)			--	--	4,100	131,200	1,900	60,800
iShares MSCI Taiwan Index Fund			--	--	11,700	141,570	5,600	67,760
iShares Russell 2000 Value Index Fund (SB)			8,726	561,082	--	--	--	--
iShares S&P Latin America 40 Index Fund (SG) (SB) (SC)			16,200	1,159,920	250,110	17,907,876	116,100	8,312,760
S&P 500 Index Depositary Receipts (SPDR Trust Series 1) (SB)			--	--	50,350	6,000,713	--	--

				1,721,002		24,458,561		8,572,747

Photography/Imaging				--%		--%		--%

Imation Corp.			10,400	403,416	12,200	473,238	--	--

Real Estate				1.7%		1.4%		0.6%

Aames Investment Corp. (R)			20,100	195,372	24,900	242,028	7,500	72,900
American Home Mortgage Investment Corp. (R) (SG) (SB)			46,400	1,622,144	56,600	1,978,736	13,200	461,472
Arbor Realty Trust, Inc (R)			10,400	298,480	12,100	347,270	--	--
Brookfield Homes Corp.			13,900	633,840	16,200	738,720	--	--
Capital Automotive (R)			7,878	300,703	9,055	345,629	--	--
Capital Trust, Inc. Class A (R)			6,500	217,165	7,600	253,916	--	--
CBL & Associates Properties (R)			44,400	1,912,308	54,600	2,351,622	11,600	499,612
Cousins Properties, Inc. (R)			52,270	1,546,147	64,300	1,901,994	16,300	482,154
Entertainment Properties Trust (R)			4,797	220,662	5,490	252,540	--	--
Innkeepers USA Trust (R)			15,200	227,088	17,800	265,932	--	--
IOI Properties Berhad (Malaysia)			287,000	567,480	--	--	--	--
Jones Lang LaSalle, Inc. (NON)			21,600	955,368	26,300	1,163,249	6,100	269,803
Leopalace21 Corp. (Japan)			11,000	182,292	--	--	--	--
Lexington Corporate Properties Trust (R)			24,400	593,164	28,500	692,835	--	--
LTC Properties, Inc. (R)			52,110	1,078,677	63,800	1,320,660	8,956	185,389
Metrovacesa SA (Spain)			7,856	462,858	8,820	519,655	2,098	123,609
Mills Corp. (R)			8,500	516,715	9,900	601,821	--	--
National Health Investors, Inc. (R)			21,200	595,084	24,700	693,329	--	--
Newcastle Investment Corp. (R)			7,600	229,140	8,800	265,320	--	--
Omega Healthcare Investors, Inc. (R)			17,700	227,622	20,500	263,630	--	--
RAIT Investment Trust (R)			44,540	1,333,973	54,700	1,638,265	12,508	374,615
Redwood Trust, Inc. (R)			9,500	490,200	11,100	572,760	--	--
Saxon Capital, Inc. (R)			49,700	848,379	62,000	1,058,340	18,200	310,674
Senior Housing Properties Trust (R) (SG)			70,270	1,328,806	86,900	1,643,279	25,700	485,987
Shanghai Forte Land Co., Ltd. (China)			1,654,000	428,726	--	--	--	--
SL Green Realty Corp. (R)			7,200	464,400	8,400	541,800	--	--
St. Joe Co. (The)			13,100	1,068,174	16,300	1,329,102	4,800	391,392
Tarragon Corp. (NON)(R) (SG) (SB) (SC)			29,300	739,825	36,300	916,575	10,700	270,175
Trammell Crow Co. (NON)			26,600	644,784	32,500	787,800	9,700	235,128
Trizec Properties, Inc. (R)			26,500	545,105	30,900	635,613	--	--
Vornado Realty Trust (R)			13,900	1,117,560	16,900	1,358,760	5,000	402,000
Weingarten Realty Investors (R)			34,700	1,360,934	42,900	1,682,538	12,700	498,094
Winston Hotels, Inc. (R)			30,400	342,304	35,500	399,730	--	--

				23,295,479		26,763,448		5,063,004

Semiconductor				0.4%		0.4%		0.2%

Advantest Corp. (Japan)			8,900	653,054	10,000	733,768	2,400	176,104
Lam Research Corp. (NON) (SG) (SB) (SC)			65,600	1,898,464	79,200	2,292,048	23,600	682,984
NEC Electronics Corp. (Japan)			17,100	767,723	19,200	862,005	4,600	206,522
Novatek Microelectronics Corp., Ltd. (Taiwan)			80,600	343,865	--	--	--	--
Photronics, Inc. (NON)			77,700	1,813,518	93,900	2,191,626	13,800	322,092
Veeco Instruments, Inc. (NON)			39,400	641,432	48,900	796,092	14,300	232,804

				6,118,056		6,875,539		1,620,506

Software				2.8%		2.5%		1.3%

Adobe Systems, Inc.			55,020	1,574,672	68,360	1,956,463	20,200	578,124
ANSYS, Inc. (NON)			15,700	557,507	18,300	649,833	--	--
Autodesk, Inc.			109,410	3,760,422	135,400	4,653,698	40,200	1,381,674
BEA Systems, Inc. (NON)			137,470	1,206,987	170,600	1,497,868	50,800	446,024
Blackboard, Inc. (NON)			12,200	291,824	14,200	339,664	--	--
Check Point Software Technologies, Ltd. (Israel) (NON)			19,498	386,060	--	--	--	--
Citrix Systems, Inc. (NON)			48,280	1,045,745	60,100	1,301,766	17,896	387,627
Hyperion Solutions Corp. (NON)			31,480	1,266,755	37,890	1,524,694	4,100	164,984
Infosys Technologies, Ltd. (India)			7,169	388,101	--	--	--	--
Internet Security Systems, Inc. (NON)			23,700	480,873	27,700	562,033	--	--
KONAMI Corp. (Japan)			12,600	264,798	14,200	298,423	3,400	71,453
McAfee, Inc. (NON)			84,000	2,199,120	105,000	2,748,900	30,800	806,344
Microsoft Corp. (SEG)			502,400	12,479,616	624,331	15,508,382	185,300	4,602,852
MicroStrategy, Inc. (NON) (SG) (SB)			35,300	1,872,312	42,200	2,238,288	8,300	440,232
NTT Data Corp. (Japan)			517	1,756,467	563	1,912,749	134	455,255
Oracle Corp. (NON)			210,560	2,779,392	256,393	3,384,388	76,000	1,003,200
Parametric Technology Corp. (NON)			66,200	422,356	77,300	493,174	--	--
Progress Software Corp. (NON)			13,100	394,965	15,300	461,295	--	--
SAP AG (Germany)			929	161,738	--	--	--	--
SonicWall, Inc. (NON)			37,900	204,281	44,200	238,238	--	--
Support.com, Inc. (NON)			55,600	288,564	64,800	336,312	--	--
Symantec Corp. (NON)			101,350	2,203,349	126,440	2,748,806	37,100	806,554
Synopsys, Inc. (NON)			19,600	326,732	22,900	381,743	--	--
The9, Ltd. ADR (China) (NON)			17,500	455,700	--	--	--	--
TIBCO Software, Inc. (NON)			44,600	291,684	54,500	356,430	16,200	105,948
Verity, Inc. (NON)			55,200	484,104	69,000	605,130	20,200	177,154
WebEx Communications, Inc. (NON)			21,714	573,467	25,365	669,890	--	--
Websense, Inc. (NON)			29,960	1,439,578	37,400	1,797,070	11,000	528,550

				39,557,169		46,665,237		11,955,975

Technology				0.4%		0.4%		0.2%

Dun & Bradstreet Corp. (The) (NON)			32,600	2,009,790	40,800	2,515,320	11,900	733,635
Freescale Semiconductor, Inc. Class B (NON)			103,338	2,188,699	128,881	2,729,700	37,813	800,879
Motorola, Inc.			77,040	1,406,750	94,616	1,727,688	27,900	509,454
ON Semiconductor Corp. (NON)			71,900	330,740	84,900	390,540	--	--

				5,935,979		7,363,248		2,043,968

Technology Services				0.4%		0.3%		0.1%

Covansys Corp. (NON)			13,332	171,316	15,500	199,175	--	--
DiamondCluster International, Inc. Class A (NON)			45,600	515,280	53,300	602,290	--	--
Digital River, Inc. (NON)			20,900	663,575	26,100	828,675	7,700	244,475
Infospace, Inc. (NON)			9,500	312,835	11,100	365,523	--	--
Jupitermedia Corp. (NON)			26,900	460,797	31,400	537,882	--	--
MTS Systems Corp.			56,400	1,893,912	67,150	2,254,897	6,800	228,344
Trizetto Group (NON)			69,400	972,294	82,900	1,161,429	15,200	212,952

				4,990,009		5,949,871		685,771

Transportation				2.0%		1.5%		0.8%

Airasia BHD (Malaysia) (NON)			438,200	188,558	--	--	--	--
Airasia BHD 144A (Malaysia) (NON)			514,800	221,519	--	--	--	--
Alaska Air Group, Inc. (NON)			44,260	1,316,735	55,600	1,654,100	16,500	490,875
All America Latina Logistica (Brazil)			12,590	370,869	--	--	--	--
AP Moller - Maersk A/S (Denmark)			305	2,898,437	332	3,155,020	79	750,743
AP Moller - Maersk A/S (Denmark)			41	387,181	--	--	--	--
Arriva PLC (United Kingdom)			165,784	1,615,593	180,745	1,761,391	44,262	431,341
British Airways PLC (United Kingdom) (NON)			44,952	211,389	50,467	237,323	12,002	56,440
Canadian National Railway Co. (Canada)			3,687	212,819	--	--	--	--
Cargotec Corp. Class B (Finland) (NON)			3,460	96,625	--	--	--	--
CNF Transportation, Inc.			74,530	3,346,397	91,580	4,111,942	25,600	1,149,440
Cosco Pacific, Ltd. (Hong Kong)			218,000	422,077	--	--	--	--
Deutsche Lufthansa AG (Germany)			28,627	350,730	32,100	393,281	7,600	93,113
DSV, De Sammensluttede Vognmaend A/S (Denmark)			8,375	709,747	9,400	796,611	2,225	188,560
ExpressJet Holdings, Inc. (NON) (SG) (SB)			168,350	1,432,659	204,241	1,738,091	35,577	302,760
FedEx Corp.			37,380	3,028,154	46,400	3,758,864	13,800	1,117,938
Frontline, Ltd. (Bermuda)			4,394	173,552	--	--	--	--
General Maritime Corp.			10,800	457,920	12,560	532,544	--	--
Hanjin Shipping (South Korea)			15,930	397,687	--	--	--	--
J. B. Hunt Transport Services, Inc.			125,000	2,412,500	156,240	3,015,432	46,400	895,520
Kuehne & Nagel International AG (Switzerland)			1,358	287,724	--	--	--	--
Kuehne & Nagel International AG 144A (Switzerland)			798	169,075	--	--	--	--
Malaysia International Shipping Corp. (Malaysia)			81,000	381,188	--	--	--	--
National Express Group PLC (United Kingdom)			46,926	761,741	52,683	855,193	12,529	203,381
Neptune Orient Lines, Ltd. (Singapore)			635,000	1,419,411	560,000	1,251,764	133,000	297,294
Norfolk Southern Corp.			68,860	2,131,906	85,800	2,656,368	25,100	777,096
Orient Overseas International, Ltd. (Hong Kong)			172,000	749,379	170,000	740,665	40,000	174,274
Overseas Shipholding Group			10,200	608,430	12,300	733,695	3,700	220,705
Pinnacle Airlines Corp. (NON)			33,900	291,201	39,600	340,164	--	--
Singapore Airlines, Ltd. (Singapore)			86,000	570,257	97,000	643,196	23,000	152,511
Thai Airways International (Thailand)			318,400	305,994	--	--	--	--
Thai Airways International 144A (Thailand)			59,504	57,185	--	--	--	--
TNT NV (Netherlands)			6,989	177,019	--	--	--	--
WAN HAI Lines, Ltd. (Taiwan)			514,063	510,953	--	--	--	--

				28,672,611		28,375,644		7,301,991

Utilities & Power				2.9%		2.4%		1.3%

Beijing Datang Power Generation Company, Ltd. (China)			514,000	387,732	--	--	--	--
Centrica PLC (United Kingdom)			208,328	863,839	233,885	969,812	55,621	230,634
E.On AG (Germany)			33,265	2,954,124	33,900	3,010,516	8,100	719,327
Edison International			51,170	2,074,944	63,115	2,559,313	18,800	762,340
Electric Power Development Co. (Japan)			16,300	469,946	18,300	527,609	4,400	126,857
Electricity Generating Public Co., Ltd. Class R (Thailand)			271,900	527,173	--	--	--	--
Energen Corp.			99,080	3,472,754	122,000	4,276,100	29,206	1,023,670
Energias de Portugal (EDP) SA (Portugal)			191,315	481,348	229,710	577,950	64,538	162,377
Equitable Resources, Inc.			16,100	1,094,800	20,300	1,380,400	5,900	401,200
Korea Electric Power Corp. (South Korea)			15,440	474,395	--	--	--	--
MDU Resources Group, Inc.			26,100	735,237	31,500	887,355	9,400	264,798
National Fuel Gas Co.			41,700	1,205,547	53,000	1,532,230	16,700	482,797
National Grid Transco PLC (United Kingdom)			61,326	593,187	68,849	665,955	16,373	158,371
National Thermal Power Corp., Ltd. (India)			371,733	709,455	--	--	--	--
National Thermal Power Corp., Ltd. 144A (India)			3,400	6,489	--	--	--	--
ONEOK, Inc.			112,890	3,685,859	142,200	4,642,830	40,800	1,332,120
Osaka Gas Co., Ltd. (Japan)			852,000	2,687,874	929,000	2,930,792	222,000	700,362
PG&E Corp.			88,800	3,333,552	110,300	4,140,662	32,200	1,208,788
RWE AG (Germany)			18,508	1,190,340	17,976	1,156,125	4,273	274,818
Scottish and Southern Energy PLC (United Kingdom)			15,331	277,283	--	--	--	--
Sempra Energy			86,720	3,582,403	108,100	4,465,611	32,000	1,321,920
Sierra Pacific Resources (NON) (SG) (SB) (SC)			183,600	2,285,820	228,900	2,849,805	67,100	835,395
Suez SA (France)			111,818	3,025,150	114,485	3,097,304	27,343	739,744
Transmontaigne, Inc. (NON)			80,300	843,150	93,700	983,850	--	--
UGI Corp.			27,000	753,300	32,600	909,540	9,700	270,630
UniSource Energy Corp.			56,930	1,750,598	70,500	2,167,875	17,200	528,900
Veolia Environnement (France)			33,114	1,240,021	37,176	1,392,131	8,841	331,069
Westar Energy, Inc.			26,000	624,780	29,800	716,094	--	--

				41,331,100		45,839,859		11,876,117

Total common stocks (cost $1,048,801,159, $1,123,323,808 and $260,467,217)				$1,131,030,613		$1,190,442,956		$288,150,057

CORPORATE BONDS AND NOTES(a)			Growth 4.2%		Balanced 8.0%		Conservative 11.5%
			Principal amount	Value	Principal amount	Value	Principal amount	Value

Basic Materials				0.4%		0.5%		0.7%

Abitibi-Consolidated, Inc. bonds 8.55s, 2010 (Canada)			$130,000	$135,525	$175,000	$182,438	$--	$--
Alcan, Inc. notes 5s, 2015 (Canada)			--	--	115,000	115,530	110,000	110,507
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s, 2014			290,000	324,800	410,000	459,200	190,000	212,800
Chaparral Steel Co. 144A sr. unsecd. notes 10s, 2013			140,000	141,050	190,000	191,425	90,000	90,675
Chevron Phillips Chemical Co., LLC notes 5 3/8s, 2007			--	--	770,000	784,830	495,000	504,534
Compass Minerals Group, Inc. company guaranty 10s, 2011			130,000	141,700	130,000	141,700	40,000	43,600
Compass Minerals International, Inc. sr. notes stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)			160,000	139,200	165,000	143,550	50,000	43,500
Dow Chemical Co. (The) debs. 8.55s, 2009			--	--	335,000	383,829	215,000	246,338
Dow Chemical Co. (The) notes 6s, 2012			--	--	--	--	70,000	76,709
Dow Chemical Co. (The) Pass Through Trust 144A company guaranty 4.027s, 2009			--	--	270,000	265,092	320,000	314,183
Equistar Chemicals, LP/Equistar Funding Corp. company guaranty 10 1/8s, 2008			350,000	378,875	473,000	512,023	222,000	240,315
Georgia-Pacific Corp. bonds 7 3/4s, 2029			170,000	191,038	241,000	270,824	--	--
Georgia-Pacific Corp. company guaranty 8 7/8s, 2010			165,000	187,275	230,000	261,050	215,000	244,025
Georgia-Pacific Corp. sr. notes 8s, 2014			--	--	165,000	181,706	165,000	181,706
Hercules, Inc. company guaranty 11 1/8s, 2007			135,000	152,381	195,000	220,106	95,000	107,231
Huntsman International, LLC company guaranty 10 1/8s, 2009			130,000	133,738	175,000	180,031	80,000	82,300
Huntsman, LLC company guaranty 11 5/8s, 2010			156,000	182,715	211,000	247,134	--	--
ICI Wilmington, Inc. company guaranty 5 5/8s, 2013			--	--	255,000	264,572	245,000	254,197
Innophos, Inc. 144A sr. sub. notes 8 7/8s, 2014			175,000	178,500	250,000	255,000	115,000	117,300
International Paper Co. notes 6 3/4s, 2011			--	--	150,000	163,507	145,000	158,057
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014			--	--	100,000	103,132	95,000	97,975
Lyondell Chemical Co. notes Ser. A, 9 5/8s, 2007			380,000	405,650	539,000	575,383	253,000	270,078
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)			285,000	285,000	405,000	405,000	190,000	190,000
Nalco Co. sr. sub. notes 8 7/8s, 2013			265,000	284,213	375,000	402,188	175,000	187,688
Newmont Mining Corp. notes 5 7/8s, 2035			--	--	145,000	147,757	135,000	137,567
Norske Skog Canada, Ltd. company guaranty Ser. D, 8 5/8s, 2011 (Canada)			155,000	159,844	216,000	222,750	100,000	103,125
Novelis, Inc. 144A sr. notes 7 1/4s, 2015 (Canada)			225,000	225,844	320,000	321,200	150,000	150,563
Pioneer Companies, Inc. sec. sr. notes FRN 6.99s, 2006			3,292	3,292	--	--	877	877
Potash Corp. of Saskatchewan notes 7 3/4s, 2011 (Canada)			--	--	105,000	121,832	105,000	121,832
Praxair, Inc. notes 6 3/8s, 2012			--	--	105,000	116,852	80,000	89,030
Rockwood Specialties Group, Inc. 144A sub. notes 7 1/2s, 2014			170,000	168,725	240,000	238,200	110,000	109,175
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009			210,000	223,650	300,000	319,500	120,000	127,800
Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)			102,282	101,259	--	--	68,188	67,506
Stone Container Corp. sr. notes 9 3/4s, 2011			345,000	363,975	485,000	511,675	225,000	237,375
Texas Industries, Inc. 144A sr. notes 7 1/4s, 2013			45,000	46,069	65,000	66,544	30,000	30,713
Ucar Finance, Inc. company guaranty 10 1/4s, 2012			170,000	178,925	255,000	268,388	120,000	126,300
United States Steel Corp. sr. notes 9 3/4s, 2010			80,000	86,400	105,000	113,400	76,000	82,080
Weyerhaeuser Co. debs. 7.95s, 2025			--	--	205,000	248,101	185,000	223,896
Weyerhaeuser Co. debs. 7 1/8s, 2023			--	--	200,000	223,857	180,000	201,471
Weyerhaeuser Co. notes 6 3/4s, 2012			--	--	85,000	93,520	110,000	121,026
Wheeling-Pittsburgh Steel Corp. sr. notes 6s, 2010 (PIK)			--	--	--	--	399	319
Wheeling-Pittsburgh Steel Corp. sr. notes 5s, 2011 (PIK)			--	--	--	--	699	559
WHX Corp. sr. notes 10 1/2s, 2005 (In default) (NON)(DEF)			145,000	142,825	--	--	60,000	59,100

				4,962,468		9,722,826		5,764,032

Capital Goods				0.3%		0.4%		0.6%

Allied Waste North America, Inc. company guaranty Ser. B, 8 1/2s, 2008			370,000	389,425	--	--	--	--
Allied Waste North America, Inc. sec. notes Ser. B, 5 3/4s, 2011			10,000	9,350	120,000	112,200	55,000	51,425
Argo-Tech Corp. sr. notes 9 1/4s, 2011			175,000	189,875	250,000	271,250	115,000	124,775
BE Aerospace, Inc. sr. sub. notes Ser. B, 8 7/8s, 2011			70,000	73,150	--	--	--	--
BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008			170,000	170,000	365,000	365,000	150,000	150,000
Blount, Inc. sr. sub. notes 8 7/8s, 2012			115,000	123,050	155,000	165,850	85,000	90,950
Boeing Capital Corp. sr. notes 6.1s, 2011			--	--	25,000	27,179	--	--
Boeing Co. (The) debs. 6 7/8s, 2043			--	--	150,000	190,824	185,000	235,349
Browning-Ferris Industries, Inc. debs. 7.4s, 2035			--	--	518,000	440,300	245,000	208,250
Bunge, Ltd. Finance Corp. company guaranty 7.8s, 2012			--	--	40,000	47,621	50,000	59,526
Bunge, Ltd. Finance Corp. company guaranty 4 3/8s, 2008			--	--	195,000	195,028	185,000	185,026
Bunge, Ltd. Finance Corp. notes 5 7/8s, 2013			--	--	100,000	107,208	75,000	80,406
Crown Euro Holdings SA sec. notes 9 1/2s, 2011 (France)			400,000	442,000	560,000	618,800	--	--
Crown Euro Holdings SA sec. sr. notes 10 7/8s, 2013 (France)			--	--	--	--	250,000	293,750
Decrane Aircraft Holdings Co. company guaranty zero %, 2008			--	--	--	--	297,000	112,860
Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012			170,000	182,325	170,000	182,325	120,000	128,700
Flowserve Corp. company guaranty 12 1/4s, 2010			142,000	152,473	200,000	214,750	95,000	102,006
Invensys PLC notes 9 7/8s, 2011 (United Kingdom)			240,000	229,200	320,000	305,600	150,000	143,250
L-3 Communications Corp. company guaranty 7 5/8s, 2012			290,000	308,850	553,000	588,945	181,000	192,765
L-3 Communications Corp. company guaranty 6 1/8s, 2013			75,000	75,375	--	--	--	--
Legrand SA debs. 8 1/2s, 2025 (France)			120,000	145,200	160,000	193,600	75,000	90,750
Lockheed Martin Corp. bonds 8 1/2s, 2029			--	--	275,000	397,148	260,000	375,486
Manitowoc Co., Inc. (The) company guaranty 10 1/2s, 2012			115,000	129,950	163,000	184,190	73,000	82,490
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012			350,000	385,875	490,000	540,225	230,000	253,575
Pliant Corp. company guaranty 13s, 2010			--	--	--	--	30,000	24,300
Polypore, Inc. notes 8 3/4s, 2012		EUR	180,000	203,727	240,000	271,636	115,000	130,159
Raytheon Co. debs. 7s, 2028			--	--	140,000	171,524	130,000	159,273
Raytheon Co. debs. 6 3/4s, 2018			--	--	165,000	192,466	100,000	116,646
Raytheon Co. debs. 6s, 2010			--	--	--	--	14,000	14,970
Raytheon Co. notes 8.3s, 2010			--	--	220,000	254,956	270,000	312,901
Raytheon Co. notes 4.85s, 2011			--	--	180,000	183,030	160,000	162,693
Sealed Air Corp. 144A notes 5 5/8s, 2013			--	--	205,000	210,654	135,000	138,723
Sequa Corp. sr. notes 9s, 2009			225,000	247,500	322,000	354,200	149,000	163,900
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)			15,000	12,900	20,000	17,200	10,000	8,600
Solo Cup Co. sr. sub. notes 8 1/2s, 2014			180,000	168,300	240,000	224,400	115,000	107,525
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012			40,000	43,200	55,000	59,400	25,000	27,000
Terex Corp. company guaranty 7 3/8s, 2014			200,000	207,000	280,000	289,800	130,000	134,550
Titan Corp. (The) company guaranty 8s, 2011			180,000	193,050	255,000	273,488	120,000	128,700
United Technologies Corp. notes 4 7/8s, 2015			--	--	275,000	281,303	265,000	271,074
Waste Management, Inc. sr. notes 7 3/8s, 2010			--	--	175,000	195,694	170,000	190,103

				4,081,775		8,127,794		5,052,456

Communication Services				0.4%		0.8%		1.1%

Alamosa Delaware, Inc. company guaranty 11s, 2010			131,000	147,375	103,000	115,875	128,000	144,000
Alamosa Delaware, Inc. company guaranty stepped-coupon zero % (12s, 7/31/05), 2009 (STP)			97,000	106,943	215,000	237,038	--	--
American Tower Corp. sr. notes 9 3/8s, 2009			58,000	60,828	50,000	52,438	33,000	34,609
American Towers, Inc. company guaranty 7 1/4s, 2011			130,000	137,150	250,000	263,750	95,000	100,225
Ameritech Capital Funding company guaranty 6 1/4s, 2009			--	--	450,000	478,268	295,000	313,531
Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda) (In default) (NON)			182,793	5,484	--	--	96,207	2,886
AT&T Corp. sr. notes 9 3/4s, 2031			365,000	474,956	670,000	871,838	415,000	540,019
AT&T Wireless Services, Inc. notes 8 1/8s, 2012			--	--	30,000	35,944	50,000	59,907
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031			--	--	350,000	490,573	240,000	336,393
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011			--	--	290,000	337,028	370,000	430,001
Bellsouth Capital Funding notes 7 3/4s, 2010			--	--	65,000	74,041	65,000	74,041
Bellsouth Telecommunications debs. 6 3/8s, 2028			--	--	5,000	5,552	5,000	5,552
Centennial Cellular Operating Co., LLC company guaranty 10 1/8s, 2013			100,000	113,000	155,000	175,150	--	--
Centennial Cellular Operating Co., LLC sr. sub. notes 10 3/4s, 2008			74,000	76,868	100,000	103,875	104,000	108,030
Cincinnati Bell, Inc. company guaranty 7 1/4s, 2013			300,000	315,000	425,000	446,250	180,000	189,000
Citizens Communications Co. notes 9 1/4s, 2011			340,000	379,525	480,000	535,800	225,000	251,156
Citizens Communications Co. sr. notes 6 1/4s, 2013			--	--	145,000	140,288	140,000	135,450
Deutsche Telekom International Finance BV bonds 8 1/2s, 2010 (Germany)			--	--	400,000	463,574	200,000	231,787
Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Germany)			--	--	280,000	380,503	425,000	577,550
France Telecom notes 9 1/4s, 2031 (France)			--	--	10,000	13,942	--	--
France Telecom notes 7 3/4s, 2011 (France)			--	--	745,000	864,553	745,000	864,553
Globix Corp. company guaranty 11s, 2008 (PIK)			64,266	60,249	--	--	33,323	31,240
Inmarsat Finance PLC company guaranty 7 5/8s, 2012 (United Kingdom)			250,000	263,750	350,000	369,250	165,000	174,075
Intelsat Bermuda, Ltd. 144A sr. notes 8 5/8s, 2015 (Bermuda)			190,000	200,450	265,000	279,575	125,000	131,875
iPCS, Inc. sr. notes 11 1/2s, 2012			140,000	156,100	200,000	223,000	95,000	105,925
Level 3 Financing, Inc. 144A sr. notes 10 3/4s, 2011			110,000	92,675	160,000	134,800	75,000	63,188
Nextel Communications, Inc. sr. notes 5.95s, 2014			595,000	618,056	805,000	836,194	375,000	389,531
Nextel Partners, Inc. sr. notes 12 1/2s, 2009			331,000	360,790	448,000	488,320	82,000	89,380
Qwest Corp. notes 8 7/8s, 2012			640,000	696,000	865,000	940,688	400,000	435,000
Qwest Corp. 144A sr. notes 7 5/8s, 2015			115,000	117,444	155,000	158,294	75,000	76,594
Rogers Wireless Communications, Inc. sec. notes 9 5/8s, 2011 (Canada)			220,000	258,500	315,000	370,125	145,000	170,375
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010			235,000	218,550	315,000	292,950	155,000	144,150
SBA Communications Corp. sr. notes 8 1/2s, 2012			60,000	64,650	80,000	86,200	40,000	43,100
SBA Telecommunications, Inc./SBA Communications Corp. sr. disc. notes stepped-coupon zero % (9 3/4s, 12/15/07), 2011 (STP)			117,000	107,640	176,000	161,920	78,000	71,760
Sprint Capital Corp. company guaranty 7 5/8s, 2011			--	--	270,000	308,361	190,000	216,995
Sprint Capital Corp. company guaranty 6.9s, 2019			--	--	295,000	337,860	285,000	326,407
Sprint Capital Corp. company guaranty 6 7/8s, 2028			--	--	870,000	998,657	835,000	958,481
Sprint Capital Corp. notes 8 3/8s, 2012			--	--	--	--	65,000	78,183
Telecom Italia Capital SA company guaranty 6 3/8s, 2033 (Luxembourg)			--	--	95,000	101,869	65,000	69,700
Telecom Italia Capital SA company guaranty 5 1/4s, 2013 (Luxembourg)			--	--	285,000	289,333	265,000	269,029
Telecom Italia Capital SA 144A company guaranty 4s, 2010 (Luxembourg)			--	--	240,000	233,186	270,000	262,335
Telefonica Europe BV company guaranty 8 1/4s, 2030 (Netherlands)			--	--	125,000	174,402	120,000	167,426
UbiquiTel Operating Co. sr. notes 9 7/8s, 2011			170,000	186,575	240,000	263,400	115,000	126,213
Verizon New England, Inc. sr. notes 6 1/2s, 2011			--	--	245,000	266,459	275,000	299,086
Verizon New Jersey, Inc. debs. 8s, 2022			--	--	160,000	197,211	165,000	203,374
Verizon Pennsylvania, Inc. debs. 8.35s, 2030			--	--	440,000	587,601	350,000	467,410
Vodafone Group PLC notes 7 7/8s, 2030 (United Kingdom)			--	--	140,000	187,592	135,000	180,892

				5,218,558		14,373,527		9,950,414

Conglomerates				--%		--%		0.1%

Tyco International Group SA company guaranty 7s, 2028 (Luxembourg)			--	--	220,000	265,318	125,000	150,749
Tyco International Group SA company guaranty 6 3/4s, 2011 (Luxembourg)			--	--	200,000	222,020	285,000	316,379

				--		487,338		467,128

Consumer Cyclicals				0.8%		1.1%		1.4%

Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009			85,000	92,438	100,000	108,750	100,000	108,750
ArvinMeritor, Inc. notes 8 3/4s, 2012			140,000	145,950	200,000	208,500	95,000	99,038
Autonation, Inc. company guaranty 9s, 2008			205,000	223,963	290,000	316,825	115,000	125,638
Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011			120,000	127,800	169,000	179,985	78,000	83,070
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012			230,000	245,813	350,000	374,063	160,000	171,000
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)			276,391	288,829	386,071	403,444	179,145	187,207
Cendant Corp. notes 6 1/4s, 2010			--	--	560,000	596,362	405,000	431,298
Cendant Corp. sr. notes 7 3/8s, 2013			--	--	140,000	159,494	255,000	290,506
Coinmach Corp. sr. notes 9s, 2010			194,000	199,820	280,000	288,400	143,000	147,290
Collins & Aikman Products Corp. notes 10 3/4s, 2011			49,000	20,335	88,800	36,852	--	--
D.R. Horton, Inc. company guaranty 8s, 2009			--	--	70,000	76,678	65,000	71,201
D.R. Horton, Inc. sr. notes 5 7/8s, 2013			344,000	346,413	705,000	709,945	460,000	463,226
DaimlerChrysler NA Holding Corp. company guaranty 8s, 2010			--	--	785,000	887,321	595,000	672,555
DaimlerChrysler NA Holding Corp. company guaranty 7.2s, 2009			--	--	175,000	190,491	310,000	337,442
DaimlerChrysler NA Holding Corp. company guaranty 6 1/2s, 2013			--	--	35,000	37,844	50,000	54,064
Dana Corp. notes 9s, 2011			185,000	207,200	255,000	285,600	130,000	145,600
Dana Corp. notes 7s, 2029			10,000	8,736	--	--	--	--
Dana Corp. notes 6 1/2s, 2009			55,000	53,975	70,000	68,696	25,000	24,534
Delco Remy International, Inc. company guaranty 11s, 2009			250,000	230,000	255,000	234,600	120,000	110,400
Dex Media, Inc. notes 8s, 2013			365,000	387,813	510,000	541,875	235,000	249,688
Ford Motor Co. debs. 9.98s, 2047			--	--	360,000	348,910	270,000	261,682
Ford Motor Credit Corp. notes 7 7/8s, 2010			140,000	138,348	680,000	671,977	710,000	701,623
Ford Motor Credit Corp. notes 7 3/4s, 2007			--	--	20,000	20,389	--	--
Ford Motor Credit Corp. notes 7 3/8s, 2009			--	--	375,000	366,445	305,000	298,042
General Motors Acceptance Corp. FRN 4.1s, 2007			--	--	400,000	385,989	405,000	390,814
General Motors Acceptance Corp. FRN Ser. MTN, 4.13s, 2007			--	--	395,000	383,085	360,000	349,141
General Motors Acceptance Corp. FRN Ser. MTN, 4.05s, 2007			--	--	245,000	239,640	235,000	229,859
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011			230,000	223,675	317,000	308,283	145,000	141,013
Goodyear Tire & Rubber Co. (The) 144A sr. notes 9s, 2015			140,000	137,550	190,000	186,675	90,000	88,425
GTECH Holdings Corp. notes 4 3/4s, 2010			--	--	190,000	189,097	180,000	179,144
Harrah's Operating Co., Inc. 144A bonds 5 5/8s, 2015			--	--	110,000	112,040	110,000	112,040
Hilton Hotels Corp. notes 8 1/4s, 2011			--	--	280,000	325,937	275,000	320,117
Host Marriott, LP sr. notes Ser. M, 7s, 2012 (R)			320,000	332,000	450,000	466,875	210,000	217,875
Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013			280,000	298,900	395,000	421,663	185,000	197,488
Icon Health & Fitness company guaranty 11 1/4s, 2012			155,000	118,188	220,000	167,750	105,000	80,063
JC Penney Co., Inc. debs. 7 1/8s, 2023			--	--	170,000	184,450	165,000	179,025
JC Penney Co., Inc. notes 9s, 2012			295,000	350,313	100,000	118,750	195,000	231,563
JC Penney Co., Inc. notes 8s, 2010			--	--	340,000	374,000	--	--
John Q. Hammons Hotels LP/John Q. Hammons Hotels Finance Corp. III 1st mtge. Ser. B, 8 7/8s, 2012			200,000	219,000	280,000	306,600	130,000	142,350
Jostens IH Corp. company guaranty 7 5/8s, 2012			190,000	187,625	265,000	261,688	125,000	123,438
K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014			190,000	191,425	265,000	266,988	125,000	125,938
KB Home company guaranty 5 7/8s, 2015			50,000	49,608	75,000	74,411	35,000	34,725
KB Home sr. notes 5 3/4s, 2014			80,000	79,288	110,000	109,021	50,000	49,555
Lamar Media Corp. company guaranty 7 1/4s, 2013			185,000	195,175	260,000	274,300	120,000	126,600
Levi Strauss & Co. sr. notes 12 1/4s, 2012			240,000	262,200	320,000	349,600	155,000	169,338
Levi Strauss & Co. sr. notes 9 3/4s, 2015			50,000	49,625	75,000	74,438	40,000	39,700
May Department Stores Co. (The) notes 5 3/4s, 2014			--	--	75,000	79,103	70,000	73,829
MeriStar Hospitality Corp. company guaranty 9 1/8s, 2011 (R)			225,000	236,250	305,000	320,250	140,000	147,000
Meritage Homes Corp. company guaranty 6 1/4s, 2015			200,000	186,000	285,000	265,050	130,000	120,900
MGM Mirage, Inc. sr. notes 6 3/4s, 2012			315,000	324,450	436,000	449,080	216,000	222,480
Mohegan Tribal Gaming Authority sr. sub. notes 6 3/8s, 2009			90,000	91,800	130,000	132,600	59,000	60,180
Movie Gallery, Inc. 144A sr. unsecd. notes 11s, 2012			130,000	136,500	180,000	189,000	85,000	89,250
Owens Corning notes 7 1/2s, 2006 (In default) (NON)			145,000	105,850	200,000	146,000	95,000	69,350
Park Place Entertainment Corp. sr. notes 7s, 2013			--	--	170,000	188,700	160,000	177,600
Park Place Entertainment Corp. sr. sub. notes 9 3/8s, 2007			--	--	420,000	451,500	215,000	231,125
Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008			285,000	318,131	--	--	--	--
Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010			190,000	203,300	260,000	278,200	120,000	128,400
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s, 2012			180,000	187,200	255,000	265,200	120,000	124,800
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011			--	--	275,000	288,063	--	--
PRIMEDIA, Inc. sr. notes 8s, 2013			265,000	265,663	70,000	70,175	165,000	165,413
R.H. Donnelley Finance Corp. I 144A company guaranty 8 7/8s, 2010			325,000	355,063	460,000	502,550	215,000	234,888
Saks, Inc. company guaranty 7s, 2013			--	--	376,000	376,000	174,000	174,000
Samsonite Corp. sr. sub. notes 8 7/8s, 2011			150,000	159,375	215,000	228,438	100,000	106,250
Scientific Games Corp. 144A sr. sub. notes 6 1/4s, 2012			165,000	166,650	235,000	237,350	110,000	111,100
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014			190,000	191,900	270,000	272,700	125,000	126,250
Starwood Hotels & Resorts Worldwide, Inc. company guaranty 7 7/8s, 2012			325,000	366,438	520,000	586,300	225,000	253,688
Station Casinos, Inc. sr. notes 6s, 2012			290,000	294,350	405,000	411,075	190,000	192,850
Technical Olympic USA, Inc. company guaranty 10 3/8s, 2012			115,000	120,175	165,000	172,425	75,000	78,375
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s, 2013			280,000	316,400	395,000	446,350	185,000	209,050
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub. notes 8 1/2s, 2014			190,000	176,700	270,000	251,100	125,000	116,250
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s, 2015			285,000	278,231	385,000	375,856	180,000	175,725
TRW Automotive Inc. sr. notes 9 3/8s, 2013			127,000	140,653	174,000	192,705	43,000	47,623
United Auto Group, Inc. company guaranty 9 5/8s, 2012			175,000	186,813	245,000	261,538	115,000	122,763
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009			240,000	228,000	340,000	323,000	160,000	152,000
WCI Communities, Inc. company guaranty 10 5/8s, 2011			--	--	320,000	345,600	150,000	162,000
WCI Communities, Inc. company guaranty 9 1/8s, 2012			230,000	240,925	--	--	--	--
William Carter Holdings Co. (The) company guaranty Ser. B, 10 7/8s, 2011			111,000	125,394	150,000	169,452	73,000	82,467
WRC Media Corp. sr. sub. notes 12 3/4s, 2009			150,000	158,813	210,000	222,338	95,000	100,581
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A 1st mtge. 6 5/8s, 2014			270,000	262,575	380,000	369,550	175,000	170,188

				11,235,604		21,561,974		12,788,440

Consumer Staples				0.5%		1.0%		1.3%

Adelphia Communications Corp. sr. notes 10 7/8s, 2010 (In default) (NON)			200,000	174,000	270,000	234,900	125,000	108,750
Affinity Group, Inc. sr. sub. notes 9s, 2012			175,000	177,188	250,000	253,125	115,000	116,438
AMC Entertainment, Inc. sr. sub. notes 8s, 2014			255,000	226,313	360,000	319,500	143,000	126,913
Charter Communications Holdings, LLC/Capital Corp. sr. notes 11 1/8s, 2011			290,000	216,775	405,000	302,738	430,000	321,425
Charter Communications Holdings, LLC/Capital Corp. sr. notes 8 5/8s, 2009			390,000	289,575	545,000	404,663	--	--
Church & Dwight Co., Inc. company guaranty 6s, 2012			130,000	131,300	180,000	181,800	85,000	85,850
Cinemark, Inc. sr. disc. notes stepped-coupon zero % (9 3/4s, 3/15/07), 2014 (STP)			405,000	269,325	545,000	362,425	255,000	169,575
Clear Channel Communications, Inc. sr. notes 5 3/4s, 2013			--	--	110,000	107,482	110,000	107,482
Comcast Corp. company guaranty 5 1/2s, 2011			--	--	370,000	386,031	480,000	500,796
Comcast Corp. company guaranty 4.95s, 2016			--	--	455,000	452,935	435,000	433,026
ConAgra Foods, Inc. notes 7 7/8s, 2010			--	--	375,000	431,512	275,000	316,442
ConAgra Foods, Inc. notes 6 3/4s, 2011			--	--	115,000	127,265	155,000	171,530
Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008			225,000	240,188	--	--	135,000	144,113
Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012			--	--	270,000	288,225	--	--
Cox Communications, Inc. notes 7 3/4s, 2010			--	--	135,000	152,855	200,000	226,452
Cox Communications, Inc. notes 5.45s, 2014			--	--	185,000	188,825	220,000	224,549
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010			--	--	150,000	168,626	--	--
Cox Enterprises, Inc. 144A notes 4 3/8s, 2008			--	--	80,000	79,282	120,000	118,923
CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009			405,000	410,063	570,000	577,125	265,000	268,313
CVS Corp. 144A pass-through certificates 6.117s, 2013			--	--	222,077	237,578	172,223	184,245
Dean Foods Co. sr. notes 8.15s, 2007			175,000	184,625	270,000	284,850	141,000	148,755
Del Monte Corp. 144A sr. sub. notes 6 3/4s, 2015			230,000	234,600	320,000	326,400	150,000	153,000
Delhaize America, Inc. company guaranty 8 1/8s, 2011			220,000	246,748	650,000	729,030	465,000	521,537
Diageo PLC company guaranty 8s, 2022			--	--	165,000	219,679	135,000	179,737
DirecTV Holdings, LLC sr. notes 8 3/8s, 2013			--	--	--	--	85,000	94,138
DirecTV Holdings, LLC 144A sr. notes 6 3/8s, 2015			290,000	288,550	395,000	393,025	90,000	89,550
Diva Systems Corp. sr. disc. notes Ser. B, 12 5/8s, 2008 (In default) (NON)			1,829,000	9,145	--	--	1,123,000	5,615
Doane Pet Care Co. sr. sub. debs. 9 3/4s, 2007			300,000	291,750	455,000	442,488	430,000	418,175
Dole Food Co. sr. notes 8 5/8s, 2009			98,000	104,370	197,000	209,805	88,000	93,720
Echostar DBS Corp. sr. notes 6 3/8s, 2011			440,000	436,150	620,000	614,575	290,000	287,463
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014			130,000	135,525	175,000	182,438	80,000	83,400
Granite Broadcasting Corp. sec. notes 9 3/4s, 2010			225,000	209,250	305,000	283,650	145,000	134,850
Insight Midwest, LP/Insight Capital, Inc. sr. notes 10 1/2s, 2010			160,000	169,600	250,000	265,000	--	--
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014 (Canada)			205,000	202,438	280,000	276,500	130,000	128,375
Jones Intercable, Inc. sr. notes 7 5/8s, 2008			--	--	110,000	118,541	25,000	26,941
Kabel Deutscheland GmbH 144A company guaranty 10 5/8s, 2014 (Germany)			115,000	124,775	160,000	173,600	75,000	81,375
Knology, Inc. 144A sr. notes 12s, 2009 (PIK)			31,672	31,553	--	--	13,398	13,348
Kraft Foods, Inc. notes 6 1/4s, 2012			--	--	--	--	125,000	137,414
Kraft Foods, Inc. notes 5 5/8s, 2011			--	--	1,005,000	1,066,127	610,000	647,102
Kroger Co. company guaranty 6 3/4s, 2012			--	--	--	--	150,000	166,097
Miller Brewing Co. 144A notes 5 1/2s, 2013			--	--	305,000	317,489	235,000	244,623
News America Holdings, Inc. debs. 7 3/4s, 2045			--	--	75,000	91,889	80,000	98,014
News America, Inc. debs. 7 1/4s, 2018			--	--	225,000	263,593	210,000	246,020
Paxson Communications Corp. company guaranty stepped-coupon zero % (12 1/4, 1/15/06), 2009 (STP)			170,000	158,950	245,000	229,075	115,000	107,525
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s, 2013			210,000	187,950	300,000	268,500	140,000	125,300
Playtex Products, Inc. company guaranty 9 3/8s, 2011			240,000	252,600	340,000	357,850	160,000	168,400
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012			150,000	155,625	210,000	217,875	100,000	103,750
Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)			210,000	233,100	285,000	316,350	135,000	149,850
Rainbow National Services, LLC 144A sr. notes 8 3/4s, 2012			225,000	245,813	320,000	349,600	150,000	163,875
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011			205,000	193,725	300,000	283,500	125,000	118,125
Rite Aid Corp. debs. 6 7/8s, 2013			70,000	60,550	--	--	--	--
Rite Aid Corp. sr. notes 9 1/4s, 2013			220,000	215,600	380,000	372,400	180,000	176,400
Sbarro, Inc. company guaranty 11s, 2009			170,000	170,850	235,000	236,175	110,000	110,550
Sinclair Broadcast Group, Inc. company guaranty 8 3/4s, 2011			260,000	273,000	390,000	409,500	140,000	147,000
Six Flags, Inc. sr. notes 8 7/8s, 2010			170,000	164,475	240,000	232,200	115,000	111,263
Supervalu, Inc. notes 7 7/8s, 2009			--	--	165,000	184,180	155,000	173,017
TCI Communications, Inc. debs. 9.8s, 2012			--	--	65,000	82,790	50,000	63,685
TCI Communications, Inc. debs. 8 3/4s, 2015			--	--	175,000	224,486	100,000	128,278
TCI Communications, Inc. debs. 7 7/8s, 2013			--	--	290,000	345,178	335,000	398,740
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023			--	--	25,000	31,965	165,000	210,967
Time Warner, Inc. debs. 9.15s, 2023			--	--	160,000	219,674	115,000	157,891
Time Warner, Inc. debs. 9 1/8s, 2013			--	--	900,000	1,137,288	785,000	991,968
Turner Broadcasting System, Inc. sr. notes 8 3/8s, 2013			--	--	115,000	141,029	95,000	116,502
United Rentals (North America), Inc. company guaranty 6 1/2s, 2012			290,000	285,288	410,000	403,338	195,000	191,831
Universal City Florida Holding Co. sr. notes 8 3/8s, 2010			185,000	192,863	260,000	271,050	120,000	125,100
Young Broadcasting, Inc. company guaranty 10s, 2011			185,000	175,750	260,000	247,000	124,000	117,800

				7,769,945		18,076,574		11,781,888

Energy				0.3%		0.4%		0.4%

Arch Western Finance, LLC sr. notes 6 3/4s, 2013			365,000	376,863	515,000	531,738	240,000	247,800
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012 (Cayman Islands)			115,000	123,050	160,000	171,200	75,000	80,250
Buckeye Partners, LP notes 5.3s, 2014			--	--	115,000	117,099	115,000	117,099
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015			383,000	413,640	--	--	--	--
Comstock Resources, Inc. sr. notes 6 7/8s, 2012			125,000	126,250	175,000	176,750	80,000	80,800
Dresser, Inc. company guaranty 9 3/8s, 2011			205,000	215,763	275,000	289,438	115,000	121,038
Enbridge Energy Partners, LP sr. notes 5.35s, 2014			--	--	120,000	121,826	115,000	116,750
Encore Acquisition Co. company guaranty 8 3/8s, 2012			210,000	227,850	295,000	320,075	135,000	146,475
Encore Acquisition Co. 144A sr. sub. notes 6s, 2015			290,000	284,664	402,000	394,603	184,000	180,614
Forest Oil Corp. company guaranty 7 3/4s, 2014			95,000	101,650	145,000	155,150	135,000	144,450
Forest Oil Corp. sr. notes 8s, 2011			110,000	121,275	270,000	297,675	120,000	132,300
Hanover Compressor Co. sr. notes 9s, 2014			205,000	218,325	290,000	308,850	135,000	143,775
Inergy, LP/Inergy Finance Corp. 144A sr. notes 6 7/8s, 2014			195,000	189,638	275,000	267,438	130,000	126,425
Key Energy Services, Inc. sr. notes 6 3/8s, 2013			160,000	160,000	225,000	225,000	105,000	105,000
Massey Energy Co. sr. notes 6 5/8s, 2010			190,000	195,700	265,000	272,950	125,000	128,750
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012			--	--	300,000	310,866	280,000	290,142
Newfield Exploration Co. sr. notes 7 5/8s, 2011			200,000	219,000	280,000	306,600	130,000	142,350
Occidental Petroleum Corp. debs. 10 1/8s, 2009			--	--	390,000	471,057	250,000	301,960
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013			180,000	173,700	245,000	236,425	115,000	110,975
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011			62,143	66,098	90,390	96,142	64,968	69,102
Peabody Energy Corp. sr. notes 5 7/8s, 2016			290,000	290,000	410,000	410,000	195,000	195,000
Petroleum Geo-Services notes 10s, 2010 (Norway)			170,000	190,400	240,000	268,800	85,000	95,200
Plains Exploration & Production Co. sr. sub. notes 8 3/4s, 2012			295,000	320,075	415,000	450,275	200,000	217,000
Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011			150,000	159,375	210,000	223,125	100,000	106,250
Pride International, Inc. sr. notes 7 3/8s, 2014			195,000	214,013	275,000	301,813	130,000	142,675
Star Gas Partners, LP/Star Gas Finance Co. sr. notes 10 1/4s, 2013			145,000	134,850	205,000	190,650	105,000	97,650
Sunoco, Inc. notes 4 7/8s, 2014			--	--	130,000	130,714	110,000	110,604
Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012			225,000	243,000	300,000	324,000	140,000	151,200

				4,765,179		7,370,259		3,901,634

Financial				0.3%		1.8%		3.2%

Allfirst Financial Inc. sub. notes 7.2s, 2007			--	--	235,000	248,157	180,000	190,078
American General Corp. notes 7 1/2s, 2010			--	--	355,000	402,400	380,000	430,738
Associates First Capital Corp. debs. 6.95s, 2018			--	--	150,000	180,737	145,000	174,713
AXA Financial, Inc. sr. notes 7 3/4s, 2010			--	--	290,000	333,461	220,000	252,970
Bank of America Corp. sub. notes 7.4s, 2011			--	--	1,560,000	1,785,387	1,400,000	1,602,271
Bank of New York Co., Inc. (The) sr. sub. notes FRN 3.4s, 2013			--	--	110,000	107,090	75,000	73,016
Bank One Corp. sub. notes 5 1/4s, 2013			--	--	30,000	31,040	115,000	118,985
Barclays Bank PLC 144A FRN 6.86s, 2049 (United Kingdom)			--	--	170,000	199,889	160,000	188,131
BB&T Corp. sub. notes 4.9s, 2017			--	--	80,000	80,208	75,000	75,195
Block Financial Corp. notes 5 1/8s, 2014			--	--	155,000	154,138	155,000	154,138
Bosphorus Financial Services, Ltd. 144A sec. FRN 5.068s, 2012 (Cayman Islands)			200,000	199,945	629,000	628,828	602,000	601,835
Capital One Bank notes 6 1/2s, 2013			--	--	95,000	104,522	125,000	137,529
Capital One Bank notes Ser. BKNT, 4 7/8s, 2008			--	--	110,000	111,641	85,000	86,268
Capital One Bank sr. notes Ser. BKNT, 6.7s, 2008			--	--	255,000	270,767	195,000	207,057
CenterPoint Properties Trust notes Ser. MTN, 4 3/4s, 2010 (R)			--	--	145,000	144,917	115,000	114,934
CIT Group, Inc. sr. notes 7 3/4s, 2012			--	--	--	--	80,000	93,786
CIT Group, Inc. sr. notes 5s, 2015			--	--	105,000	105,440	125,000	125,524
CIT Group, Inc. sr. notes 5s, 2014			--	--	880,000	888,853	730,000	737,344
Citigroup, Inc. debs. 6 5/8s, 2028			--	--	710,000	833,143	650,000	762,737
Citigroup, Inc. sub. notes 6s, 2033			--	--	1,160,000	1,287,411	950,000	1,054,345
Citigroup, Inc. sub. notes 5s, 2014			--	--	271,000	277,218	463,000	473,624
Colonial Properties Trust notes 6 1/4s, 2014 (R)			--	--	145,000	153,583	130,000	137,695
Countrywide Capital III company guaranty Ser. B, 8.05s, 2027			--	--	230,000	285,675	180,000	223,572
Credit Suisse First Boston USA, Inc. notes 4 7/8s, 2015			--	--	165,000	166,965	165,000	166,965
Developers Diversified Realty Corp. notes 4 5/8s, 2010 (R)			--	--	95,000	94,458	90,000	89,487
E*Trade Finance Corp. sr. notes 8s, 2011			180,000	189,450	255,000	268,388	120,000	126,300
Equity One, Inc. company guaranty 3 7/8s, 2009 (R)			--	--	405,000	391,881	405,000	391,881
ERP Operating, LP notes 6.584s, 2015			--	--	125,000	139,898	120,000	134,302
Executive Risk Capital Trust company guaranty Ser. B, 8.675s, 2027			--	--	430,000	471,078	300,000	328,659
Finova Group, Inc. notes 7 1/2s, 2009			244,000	108,580	344,650	153,369	161,650	71,934
First Chicago NBD Corp. sub. notes 6 3/8s, 2009			--	--	280,000	300,084	200,000	214,346
Fleet Capital Trust V bank guaranty FRN 4.43s, 2028			--	--	225,000	223,674	220,000	218,704
Fund American Cos. Inc. notes 5 7/8s, 2013			--	--	300,000	311,111	275,000	285,186
General Electric Capital Corp. notes Ser. A, 6 3/4s, 2032			--	--	150,000	185,098	105,000	129,569
General Electric Capital Corp. notes Ser. A, 6s, 2012			--	--	1,115,000	1,216,039	885,000	965,197
General Electric Capital Corp. notes Ser. MTNA, 6 1/8s, 2011			--	--	--	--	220,000	239,024
Goldman Sachs Group, Inc. (The) notes 5 1/8s, 2015			--	--	315,000	320,843	365,000	371,771
Goldman Sachs Group, Inc. (The) notes 4 3/4s, 2013			--	--	345,000	345,644	300,000	300,560
Greenpoint Capital Trust I company guaranty 9.1s, 2027			--	--	130,000	144,102	115,000	127,475
Hartford Financial Services Group, Inc. (The) sr. notes 7.9s, 2010			--	--	260,000	299,136	295,000	339,404
Heritage Property Investment Trust company guaranty 5 1/8s, 2014 (R)			--	--	170,000	170,270	160,000	160,254
Hospitality Properties Trust notes 6 3/4s, 2013 (R)			--	--	390,000	428,335	295,000	323,997
Household Finance Corp. notes 8s, 2010			--	--	--	--	115,000	132,694
Household Finance Corp. notes 7s, 2012			--	--	800,000	907,502	760,000	862,127
HRPT Properties Trust bonds 5 3/4s, 2014 (R)			--	--	115,000	119,002	105,000	108,654
HRPT Properties Trust notes 6 1/4s, 2016 (R)			--	--	105,000	113,686	95,000	102,858
HSBC Capital Funding, LP 144A bank guaranty FRB 9.547s, 2049 (Jersey)			--	--	530,000	645,788	410,000	499,572
HSBC Capital Funding, LP 144A bank guaranty FRB 4.61s, 2013 (Jersey)			--	--	345,000	336,678	325,000	317,160
HSBC Finance Corp. notes 5 1/4s, 2015			--	--	200,000	205,379	190,000	195,110
International Lease Finance Corp. FRN Ser. MTNP, 3.541s, 2010			--	--	505,000	503,982	465,000	464,063
International Lease Finance Corp. notes 4 3/4s, 2012			--	--	75,000	74,747	45,000	44,848
International Lease Finance Corp. notes 4 3/8s, 2005			3,500,000	3,505,751	5,000,000	5,008,215	2,500,000	2,504,108
International Lease Finance Corp. unsub. 4 3/4s, 2009			--	--	235,000	236,429	220,000	221,338
iStar Financial, Inc. sr. notes 6s, 2010 (R)			--	--	290,000	303,065	280,000	292,615
John Hancock Global Funding II 144A notes 7.9s, 2010			--	--	135,000	156,996	125,000	145,366
JPMorgan Chase Capital XV notes 5 7/8s, 2035			--	--	675,000	692,830	455,000	467,019
JPMorgan Chase & Co. sub. notes 6 5/8s, 2012			--	--	150,000	166,989	75,000	83,495
JPMorgan Chase & Co. sub. notes 5 1/8s, 2014			--	--	265,000	271,082	500,000	511,476
Kimco Realty Corp. notes Ser. MTNC, 5.19s, 2013 (R)			--	--	110,000	112,580	105,000	107,463
Lehman Brothers Holdings, Inc. notes 6 5/8s, 2012			--	--	15,000	16,753	30,000	33,507
Lehman Brothers Holdings, Inc. notes Ser. MTNG, 4.8s, 2014			--	--	225,000	227,357	200,000	202,095
Liberty Mutual Group 144A notes 6 1/2s, 2035			--	--	335,000	331,918	365,000	361,642
Liberty Mutual Insurance 144A notes 7.697s, 2097			--	--	385,000	425,022	330,000	364,305
Loews Corp. notes 5 1/4s, 2016			--	--	95,000	95,688	100,000	100,725
Merrill Lynch & Co., Inc. notes Ser. B, 4 3/4s, 2009			--	--	65,000	66,369	95,000	97,001
MetLife, Inc. notes 5.7s, 2035			--	--	165,000	170,094	160,000	164,940
MetLife, Inc. notes 5s, 2015			--	--	105,000	106,561	100,000	101,487
MetLife, Inc. sr. notes 6 1/8s, 2011			--	--	140,000	152,043	130,000	141,183
Morgan Stanley Dean Witter & Co. sr. notes 6 3/4s, 2011			--	--	170,000	188,230	160,000	177,158
National City Bank sub. notes Ser. BKNT, 6 1/4s, 2011			--	--	590,000	649,278	570,000	627,269
Nationwide Financial Services, Inc. notes 5 5/8s, 2015			--	--	125,000	131,027	425,000	445,493
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031			--	--	210,000	273,213	--	--
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			--	--	140,000	164,952	130,000	153,170
PNC Funding Corp. bonds 5 1/4s, 2015			--	--	265,000	274,710	255,000	264,343
Popular North America, Inc. sub. notes 3 7/8s, 2008 (Puerto Rico)			--	--	250,000	247,309	240,000	237,416
Principal Life Global Funding I 144A sec. notes 5 1/4s, 2013			--	--	405,000	426,147	285,000	299,881
Protective Life Corp. notes 4.3s, 2013			--	--	200,000	194,960	155,000	151,094
Prudential Holdings, LLC 144A bonds 8.695s, 2023			--	--	265,000	350,134	245,000	323,709
Prudential Insurance Co. 144A notes 8.3s, 2025			--	--	380,000	506,972	235,000	313,522
Rabobank Capital Funding II 144A bonds 5.26s, 2049			--	--	110,000	113,162	100,000	102,875
Rabobank Capital Funding Trust 144A sub. notes FRN 5.254s, 2049			--	--	105,000	107,703	110,000	112,831
Rouse Co. (The) notes 7.2s, 2012 (R)			--	--	230,000	247,854	220,000	237,078
Royal Bank of Scotland Group PLC bonds Ser. 1, 9.118s, 2049 (United Kingdom)			--	--	500,000	595,468	480,000	571,649
Simon Property Group, LP notes 5 5/8s, 2014 (R)			--	--	140,000	146,006	130,000	135,577
State Street Capital Trust II notes FRN 3.768s, 2008			--	--	390,000	390,691	255,000	255,452
Suncorp-Metway, Ltd. 144A notes FRN 3 1/2s, 2013 (Australia)			--	--	290,000	284,430	225,000	220,678
UBS AG/Jersey Branch FRN 6.43s, 2008 (Jersey)			--	--	685,000	702,125	530,000	543,250
UBS Preferred Funding Trust I company guaranty 8.622s, 2049			--	--	285,000	338,615	260,000	308,912
Wachovia Corp. sub. notes 5 1/4s, 2014			--	--	345,000	360,141	320,000	334,044
Washington Mutual Capital Trust I sr. notes 5s, 2012			--	--	530,000	540,358	275,000	280,374
Washington Mutual, Inc. sub. notes 8 1/4s, 2010			--	--	100,000	114,848	280,000	321,574
Washington Mutual, Inc. sub. notes 4 5/8s, 2014			--	--	465,000	455,271	460,000	450,375
Western Financial Bank sub. debs. 9 5/8s, 2012			170,000	184,450	240,000	260,400	110,000	119,350
Westpac Capital Trust III 144A sub. notes FRN 5.819s, 2049 (Australia)			--	--	295,000	312,957	230,000	244,000
Willis Group North America, Inc. company guaranty 5 5/8s, 2015			--	--	115,000	116,091	110,000	111,044

				4,188,176		34,184,685		28,970,469

Health Care				0.3%		0.4%		0.5%

Alderwoods Group, Inc. 144A sr. notes 7 3/4s, 2012 (Canada)			180,000	191,025	250,000	265,313	120,000	127,350
American Home Products Corp. notes 6.95s, 2011			--	--	540,000	603,488	470,000	525,258
AmerisourceBergen Corp. sr. notes 8 1/8s, 2008			255,000	276,994	345,000	374,756	160,000	173,800
Ardent Health Services, Inc. sr. sub. notes 10s, 2013			120,000	145,050	170,000	205,488	80,000	96,700
Bayer Corp. 144A FRB 6.2s, 2008			--	--	220,000	230,087	160,000	167,336
Community Health Systems, Inc. sr. sub. notes 6 1/2s, 2012			205,000	208,588	280,000	284,900	130,000	132,275
DaVita, Inc. 144A sr. notes 6 5/8s, 2013			365,000	376,863	495,000	511,088	230,000	237,475
Elan Finance PLC/Elan Finance Corp. 144A sr. notes 7 3/4s, 2011 (Ireland)			135,000	115,425	190,000	162,450	90,000	76,950
HCA, Inc. sr. notes 7 7/8s, 2011			416,000	457,720	590,000	649,171	275,000	302,579
HCA, Inc. sr. notes 6.95s, 2012			--	--	100,000	106,252	95,000	100,939
Healthsouth Corp. notes 7 5/8s, 2012			133,000	129,343	230,000	223,675	205,000	199,363
Healthsouth Corp. sr. notes 7s, 2008			193,000	193,965	270,000	271,350	65,000	65,325
Hospira, Inc. notes 5.9s, 2014			--	--	90,000	96,450	85,000	91,092
MQ Associates, Inc. sr. disc. notes stepped-coupon zero % (12 1/4s, 8/15/08), 2012 (STP)			250,000	130,000	335,000	174,200	175,000	91,000
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013			230,000	227,700	325,000	321,750	150,000	148,500
PacifiCare Health Systems, Inc. company guaranty 10 3/4s, 2009			250,000	275,625	374,000	412,335	208,000	229,320
Psychiatric Solutions, Inc. 144A sr. sub. notes 7 3/4s, 2015			140,000	141,400	190,000	191,900	90,000	90,900
Service Corp. International 144A sr. notes 6 3/4s, 2016			255,000	260,738	360,000	368,100	170,000	173,825
Stewart Enterprises, Inc. 144A sr. notes 6 1/4s, 2013			135,000	133,650	185,000	183,150	85,000	84,150
Tenet Healthcare Corp. sr. notes 6 1/2s, 2012			300,000	285,000	385,000	365,750	175,000	166,250
Tenet Healthcare Corp. 144A sr. notes 9 1/4s, 2015			165,000	171,188	235,000	243,813	110,000	114,125
Triad Hospitals, Inc. sr. sub. notes 7s, 2013			320,000	328,800	450,000	462,375	210,000	215,775
US Oncology, Inc. company guaranty 9s, 2012			125,000	133,750	170,000	181,900	80,000	85,600
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s, 2014			120,000	129,600	170,000	183,600	80,000	86,400
Ventas Realty, LP/Capital Corp. company guaranty 9s, 2012 (R)			165,000	189,750	235,000	270,250	110,000	126,500
WellPoint, Inc. notes 5s, 2014			--	--	110,000	112,321	105,000	107,216
WellPoint, Inc. notes 4 1/4s, 2009			--	--	110,000	109,514	105,000	104,536
Wyeth notes 5 1/2s, 2013			--	--	20,000	21,049	70,000	73,672

				4,502,174		7,586,475		4,194,211

Other				0.4%		0.3%		0.4%

Dow Jones CDX HY 144A pass-through certificates 7 3/4s, 2009			4,851,000	4,911,695	7,405,200	7,497,877	3,465,000	3,509,019

Technology				0.2%		0.2%		0.2%

Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012			320,000	315,200	430,000	423,550	200,000	197,000
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013			145,000	124,700	205,000	176,300	95,000	81,700
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)			60,000	61,500	85,000	87,125	40,000	41,000
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)			140,000	140,350	190,000	190,475	90,000	90,225
Computer Associates International, Inc. 144A sr. notes 5 5/8s, 2014			--	--	185,000	187,618	185,000	187,618
Freescale Semiconductor, Inc. sr. notes Ser. B, 7 1/8s, 2014			240,000	258,000	340,000	365,500	160,000	172,000
Iron Mountain, Inc. company guaranty 8 5/8s, 2013			15,000	15,525	--	--	120,000	124,200
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011			215,000	217,956	360,000	364,950	40,000	40,550
Lucent Technologies, Inc. debs. 6.45s, 2029			180,000	161,100	255,000	228,225	120,000	107,400
Motorola, Inc. notes 7 5/8s, 2010			--	--	90,000	102,980	70,000	80,096
Motorola, Inc. notes 4.608s, 2007			--	--	210,000	211,607	195,000	196,492
Seagate Technology Hdd Holdings company guaranty 8s, 2009 (Cayman Islands)			200,000	213,000	305,000	324,825	--	--
SunGard Data Systems, Inc. bonds 4 7/8s, 2014			--	--	155,000	124,000	145,000	116,000
TSI Telecommunication Services, Inc. company guaranty Ser. B, 12 3/4s, 2009			43,000	47,085	--	--	27,000	29,565
UGS Corp. company guaranty 10s, 2012			160,000	177,600	220,000	244,200	120,000	133,200
Unisys Corp. sr. notes 8 1/8s, 2006			145,000	148,263	222,000	226,995	108,000	110,430
Xerox Corp. sr. notes 6 7/8s, 2011			360,000	381,600	505,000	535,300	235,000	249,100

				2,261,879		3,793,650		1,956,576

Transportation				--%		0.1%		0.2%

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			--	--	72,995	72,448	60,830	60,373
Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			--	--	393,685	384,827	277,651	271,404
Continental Airlines, Inc. pass-through certificates Ser. 98-2, 6.32s, 2008			--	--	5,000	5,008	75,000	75,126
CSX Corp. notes 6 3/4s, 2011			--	--	205,000	226,313	180,000	198,714
Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008			190,000	207,100	255,000	277,950	120,000	130,800
Navistar International Corp. company guaranty Ser. B, 9 3/8s, 2006			70,000	72,538	--	--	--	--
Norfolk Southern Corp. notes 7.05s, 2037			--	--	410,000	510,844	295,000	367,558
Norfolk Southern Corp. sr. notes 6 3/4s, 2011			--	--	95,000	106,233	160,000	178,919
Northwest Airlines, Inc. sr. notes 9 7/8s, 2007			170,000	89,675	--	--	--	--
Union Pacific Corp. notes 7 3/8s, 2009			--	--	331,000	368,107	315,000	350,313
Union Pacific Corp. notes 6 1/8s, 2012			--	--	--	--	5,000	5,397
Union Pacific Corp. 144A pass-through certificates 5.214s, 2014			--	--	115,000	118,509	100,000	103,051
United AirLines, Inc. debs. 9 1/8s, 2012 (In default) (NON)			580,000	76,850	815,000	107,988	770,000	102,025

				446,163		2,178,227		1,843,680

Utilities & Power				0.4%		0.9%		1.4%

AEP Texas Central Co. sr. notes Ser. D, 5 1/2s, 2013			--	--	125,000	130,970	90,000	94,298
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013			--	--	165,000	172,916	190,000	199,116
AES Corp. (The) 144A sec. notes 8 3/4s, 2013			380,000	423,700	530,000	590,950	245,000	273,175
Allegheny Energy Supply 144A bonds 8 1/4s, 2012			225,000	252,000	340,000	380,800	115,000	128,800
Allegheny Energy Supply 144A sec. notes 10 1/4s, 2007			85,000	93,500	130,000	143,000	125,000	137,500
Appalachian Power Co. sr. notes Ser. K, 5s, 2017			--	--	130,000	129,832	125,000	124,839
Atmos Energy Corp. notes 4.95s, 2014			--	--	180,000	179,669	175,000	174,678
Beaver Valley II Funding debs. 9s, 2017			--	--	205,000	243,249	160,000	189,853
Calpine Corp. 144A sec. notes 8 1/2s, 2010			515,000	396,550	660,000	508,200	350,000	269,500
Carolina Power & Light Co. 1st mtge. 6 1/8s, 2033			--	--	10,000	11,281	55,000	62,044
Carolina Power & Light Co. 1st mtge. 5.7s, 2035			--	--	235,000	251,214	175,000	187,074
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011			--	--	240,000	275,424	185,000	212,306
Cleveland Electric Illuminating Co. (The) 144A sr. notes Ser. D, 7.88s, 2017			--	--	115,000	144,038	110,000	137,775
Colorado Interstate Gas Co. 144A sr. notes 5.95s, 2015			40,000	39,435	65,000	64,082	35,000	34,506
Consolidated Natural Gas Co. sr. notes 5s, 2014			--	--	180,000	182,092	315,000	318,662
Consumers Energy Co. 1st mtge. 5.65s, 2020			--	--	110,000	115,120	150,000	156,982
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013			--	--	490,000	508,259	425,000	440,837
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013			--	--	170,000	176,120	160,000	165,760
Detroit Edison Co. 144A 1st mtge. 5.45s, 2035			--	--	105,000	109,279	105,000	109,279
DPL, Inc. sr. notes 6 7/8s, 2011			260,000	280,800	350,000	378,000	165,000	178,200
Duke Capital Corp. sr. notes Ser. A, 6 1/4s, 2005			--	--	305,000	305,191	215,000	215,134
Dynegy Holdings, Inc. 144A sec. notes 10 1/8s, 2013			245,000	276,850	330,000	372,900	155,000	175,150
Dynegy-Roseton Danskamme company guaranty Ser. B, 7.67s, 2016			145,000	139,200	195,000	187,200	90,000	86,400
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031			490,000	476,525	655,000	636,988	305,000	296,613
Ferrellgas Partners, LP/Ferrellgas Partners Finance sr. notes 6 3/4s, 2014			215,000	207,475	300,000	289,500	140,000	135,100
FirstEnergy Corp. notes Ser. B, 6.45s, 2011			--	--	5,000	5,463	35,000	38,242
FirstEnergy Corp. notes Ser. C, 7 3/8s, 2031			--	--	164,000	200,470	151,000	184,579
Florida Power & Light Co. 1st mtge. 5.95s, 2033			--	--	185,000	210,835	175,000	199,438
Florida Power & Light Co. 1st mtge. 5 5/8s, 2034			--	--	115,000	125,534	85,000	92,786
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013			--	--	115,000	125,186	110,000	119,743
Jersey Central Power & Light 1st mtge. 5 5/8s, 2016			--	--	--	--	20,000	21,358
Kansas Gas & Electric 144A bonds 5.647s, 2021			--	--	65,000	65,971	65,000	65,971
Kinder Morgan, Inc. notes 5.15s, 2015			--	--	135,000	136,529	130,000	131,472
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012			--	--	350,000	385,824	315,000	347,241
MidAmerican Energy Holdings Co. sr. notes 4 5/8s, 2007			--	--	920,000	923,088	590,000	591,981
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034			420,000	470,400	565,000	632,800	270,000	302,400
Monongahela Power Co. 1st mtge. 5s, 2006			--	--	410,000	413,319	365,000	367,954
National Fuel Gas Co. notes 5 1/4s, 2013			--	--	145,000	149,032	100,000	102,781
Nevada Power Co. 2nd mtge. 9s, 2013			94,000	105,750	239,000	268,875	145,000	163,125
Nevada Power Co. 144A general ref. mtge. 5 7/8s, 2015			--	--	80,000	80,400	120,000	120,600
NiSource Finance Corp. company guaranty 7 7/8s, 2010			--	--	295,000	338,976	260,000	298,758
Northern States Power Co. 1st mtge. Ser. B, 8s, 2012			--	--	575,000	699,026	530,000	644,319
NRG Energy, Inc. 144A sr. sec. notes 8s, 2013			365,000	385,075	490,000	516,950	230,000	242,650
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033			--	--	195,000	243,138	220,000	274,309
Oncor Electric Delivery Co. sec. notes 6 3/8s, 2012			--	--	295,000	323,269	230,000	252,040
Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034			--	--	245,000	271,387	235,000	260,310
Pacific Gas & Electric Co. 1st mtge. 4.8s, 2014			--	--	120,000	120,910	120,000	120,910
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013			--	--	225,000	238,009	180,000	190,407
Pepco Holdings, Inc. notes 5 1/2s, 2007			--	--	190,000	194,213	180,000	183,991
Potomac Edison Co. 144A 1st mtge. 5.35s, 2014			--	--	--	--	65,000	67,695
Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012			--	--	271,983	282,569	235,104	244,255
PP&L Capital Funding, Inc. company guaranty Ser. D, 8 3/8s, 2007			--	--	135,000	145,110	135,000	145,110
Public Service Company of New Mexico sr. notes 4.4s, 2008			--	--	125,000	124,927	100,000	99,942
Public Service Electric & Gas Co. 1st mtge. FRN 6 3/8s, 2008			--	--	175,000	184,446	175,000	184,446
Public Services Co. of Colorado sr. notes Ser. A, 6 7/8s, 2009			--	--	215,000	234,223	205,000	223,329
Rochester Gas & Electric notes 6 3/8s, 2033			--	--	160,000	189,936	155,000	184,000
Sierra Pacific Resources sr. notes 8 5/8s, 2014			120,000	132,600	165,000	182,325	80,000	88,400
Southern California Edison Co. 1st mtge. 6s, 2034			--	--	175,000	196,004	160,000	179,204
Southern California Edison Co. 1st mtge. 5s, 2016			--	--	135,000	138,173	160,000	163,760
Southern California Edison Co. 1st mtge. 5s, 2014			--	--	115,000	118,180	105,000	107,903
Tampa Electric Co. notes 6 7/8s, 2012			--	--	135,000	152,693	120,000	135,727
Teco Energy, Inc. notes 7.2s, 2011			265,000	287,525	375,000	406,875	175,000	189,875
Teco Energy, Inc. 144A sr. notes 6 3/4s, 2015			10,000	10,600	10,000	10,600	5,000	5,300
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017			25,000	27,691	30,000	33,230	15,000	16,615
Texas Genco, LLC/Texas Genco Financing Corp. 144A sr. notes 6 7/8s, 2014			295,000	310,488	415,000	436,788	195,000	205,238
TGT Pipeline Co. 144A notes 5 1/2s, 2017			--	--	70,000	72,731	65,000	67,536
Utilicorp Canada Finance Corp. company guaranty 7 3/4s, 2011 (Canada)			310,000	319,300	440,000	453,200	205,000	211,150
Westar Energy, Inc. 1st mtge. 5.1s, 2020			--	--	175,000	174,561	165,000	164,586
Williams Cos., Inc. (The) notes 7 5/8s, 2019			390,000	438,750	525,000	590,625	245,000	275,625
York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default) (F)(NON)			--	--	133,909	11,168	49,100	4,095

				5,074,214		17,293,842		12,784,737

Total corporate bonds and notes (cost $60,592,888, $148,441,646 and $101,172,197)				$59,417,830		$152,255,048		$102,964,684

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS(a)			Growth 3.6%		Balanced 11.2%		Conservative 22.3%
			Principal amount	Value	Principal amount	Value	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations				--%		--%		--%

Government National Mortgage Association Pass-Through Certificates
7 1/2s, May 20, 2030			$42,824	$45,882	$--	$--	$--	$--
7s, with due dates from August 15, 2029 to September 15, 2029			--	--	--	--	3,595	3,827

				45,882		--		3,827

U.S. Government Agency Mortgage Obligations				3.6%		11.2%		22.3%

Federal Home Loan Mortgage Corporation
6 1/2s, with due dates from December 1, 2028 to December 1, 2034			1,325,714	1,373,806	6,080,797	6,302,094	8,620,722	8,934,965
6s, TBA, July 1, 2035			450,000	461,285	1,740,000	1,783,636	1,660,000	1,701,630
5 1/2s, with due dates from August 1, 2012 to April 1, 2020			1,326,814	1,364,521	10,683,399	10,983,653	8,019,192	8,244,757
5 1/2s, TBA, July 1, 2035			1,400,000	1,419,359	5,100,000	5,170,523	4,900,000	4,967,758
Federal National Mortgage Association Pass-Through Certificates
7s, with due dates from January 1, 2024 to July 1, 2034			1,986,491	2,099,919	2,856,129	3,019,290	3,665,289	3,874,436
7s, with due dates from November 1, 2013 to December 1, 2015			39,810	41,622	77,243	82,222	--	--
7s, TBA, July 1, 2035			1,700,000	1,792,438	3,000,000	3,163,125	7,500,000	7,907,813
6 1/2s, with due dates from December 1, 2023 to March 1, 2035			8,191,353	8,493,164	17,565,832	18,202,951	16,211,867	16,811,302
6 1/2s, December 1, 2007			--	--	1,388	1,438	--	--
6s, with due dates from August 1, 2032 to June 1, 2035			70,090	71,929	289,913	298,611	245,734	252,331
5 1/2s, with due dates from September 1, 2034 to July 1, 2035			8,145,189	8,266,604	48,612,154	49,335,687	46,217,393	46,905,903
5 1/2s, with due dates from September 1, 2013 to May 1, 2020			18,059	18,570	1,631,696	1,677,955	1,164,674	1,197,289
5 1/2s, TBA, July 1, 2035			9,350,000	9,477,102	17,180,000	17,413,541	16,420,000	16,643,210
5s, with due dates from January 1, 2019 to June 1, 2020			165,955	168,062	425,057	430,250	260,953	264,205
5s, TBA, July 1, 2035			6,152,000	6,151,520	44,669,000	44,665,511	43,009,000	43,005,641
4 1/2s, with due dates from May 1, 2034 to June 1, 2034			404,374	395,876	--	--	--	--
4 1/2s, TBA, July 1, 2020			7,300,000	7,266,922	49,200,000	48,977,065	39,100,000	38,922,830
4s, with due dates from May 1, 2019 to June 1, 2019			1,382,290	1,355,939	805,555	790,199	693,825	680,599

				50,218,638		212,297,751		200,314,669

Total U.S. government and agency mortgage obligations (cost $50,160,733, $211,691,822 and $199,798,673)				$50,264,520		$212,297,751		$200,318,496

U.S. TREASURY OBLIGATIONS(a)			Growth 0.1%		Balanced 0.2%		Conservative 0.3%
			Principal amount	Value	Principal amount	Value	Principal amount	Value

U.S. Treasury Notes
4 1/4s, August 15, 2014			$200,000	$204,813	$3,400,000	$3,481,813	$2,500,000	$2,560,156
4 1/4s, November 15, 2013			20,000	20,497	100,000	102,484	--	--
3 1/2s, November 15, 2009			1,700,000	1,685,391	--	--	--	--

Total U.S. treasury obligations (cost $1,888,596, $3,521,625 and $2,515,499)				$1,910,701		$3,584,297		$2,560,156

ASSET-BACKED SECURITIES(a)			Growth 3.3%		Balanced 6.0%		Conservative 12.0%
			Principal amount	Value	Principal amount	Value	Principal amount	Value

Aames Mortgage Investment Trust FRN Ser. 04-1, Class 2A1, 3.654s, 2034			$178,001	$178,001	$581,927	$581,927	$568,235	$568,235
Aames Mortgage Trust Ser. 03-1, Class A, Interest Only (IO), 6s, 2005			247,250	4,710	884,000	16,841	780,000	14,860
Aames Mortgage Trust 144A Ser. 03-1N, Class A, 7 1/2s, 2033			--	--	20,856	20,836	31,768	31,737
Adjustable Rate Mortgage Trust Ser. 05-7, Class 1A1, 4.981s, 2035			531,000	534,983	419,000	422,143	448,000	451,360
ABFS Mortgage Loan Trust Ser. 03-1, Class A, IO, 4s, 2005			128,429	1,104	413,871	3,559	408,900	3,517
ABSC NIMS Trust 144A
Ser. 03-HE5, Class A, 7s, 2033			2,609	2,616	--	--	--	--
Ser. 05-HE2, Class A1, 4 1/2s, 2035 (Cayman Islands)			182,645	182,051	647,976	645,871	622,278	620,255
Ace Securities Corp.
FRB Ser. 04-HE2, Class A2A, 3.694s, 2034			633,746	635,141	--	--	--	--
FRB Ser. 04-HE3, Class A2A, 3.684s, 2034			31,985	32,052	--	--	--	--
Ser. 03-FM1, Class A, IO, 3 1/2s, 2005			254,000	2,819	1,421,000	15,773	1,094,000	12,143
Advanta Business Card Master Trust FRN Ser. 04-C1, Class C, 4.31s, 2013			123,000	125,066	--	--	212,000	215,562
Aegis Asset Backed Securities Trust 144A
Ser. 04-1N, Class Note, 5s, 2034			--	--	39,244	39,244	28,892	28,892
Ser. 04-4N, Class Note, 5s, 2034			--	--	108,992	108,992	101,241	101,241
Ser. 04-5N, Class Note, 5s, 2034			47,343	47,299	97,471	97,380	94,686	94,598
Ser. 04-6N, Class Note, 4 3/4s, 2035			67,948	67,576	144,049	143,261	142,690	141,910
Ser. 04-2N, Class N1, 4 1/2s, 2034			--	--	71,519	71,374	67,984	67,845
Aegis Asset Backed Securities Trust FRN Ser. 04-5, Class 1A2, 3.654s, 2031			91,000	91,213	--	--	--	--
AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 3.724s, 2029			608,193	608,193	1,131,842	1,131,842	805,172	805,172
American Express Credit Account Master Trust 144A Ser. 04-C, Class C, 3.72s, 2012			260,893	260,934	1,592,349	1,592,597	1,277,477	1,277,677
American Home Mortgage Investment Trust FRB
Ser. 05-1, Class 5A1, 5.001s, 2045			252,577	254,590	888,697	895,779	848,472	855,233
Ser. 04-3, Class 3A, 3.71s, 2034			195,464	194,049	531,879	528,030	630,001	625,441
Ser. 04-3, Class 2A, 3.59s, 2034			337,201	334,421	1,250,798	1,240,487	1,173,558	1,163,883
Americredit Automobile Receivables Trust 144A Ser. 05-1, Class E, 5.82s, 2012			--	--	550,000	551,485	350,000	350,945
Ameriquest Finance NIM Trust 144A
Ser. 04-IAN, Class 1A, 5.437s, 2034 (Cayman Islands)			66,129	66,129	44,734	44,734	41,331	41,331
Ser. 04-RN9, Class N1, 4.8s, 2034 (Cayman Islands)			109,740	109,740	182,521	182,521	169,443	169,443
Ameriquest Mortgage Securities, Inc.
Ser. 03-3, Class S, IO, 5s, 2005			553,830	4,197	3,406,383	25,814	2,442,766	18,512
Ser. 03-6, Class S, IO, 5s, 2033			98,608	1,568	--	--	--	--
Ser. 03-8, Class S, IO, 5s, 2006			429,791	8,037	1,494,962	27,956	1,161,257	21,716
Ser. 03-12, Class S, IO, 5s, 2006			409,954	12,811	1,043,854	32,620	954,521	29,829
FRB Ser. 03-AR1, Class A2, 3.804s, 2033			127,800	128,095	--	--	--	--
Ser. 03-2, Class A, 3.724s, 2033			48,137	48,171	--	--	--	--
FRN Ser. 04-R11, Class A2, 3.684s, 2034			66,410	66,493	--	--	--	--
AQ Finance NIM Trust 144A Ser. 03-N9A, Class Note, 7.385s, 2033 (Cayman Islands)			--	--	10,157	10,182	7,871	7,891
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038			--	--	286,000	305,216	223,000	237,983
Ser. 04-1A, Class E, 6.42s, 2039			--	--	240,272	250,071	227,202	236,468
Argent NIM Trust 144A
Ser. 03-N8, Class A, 5.56s, 2034 (Cayman Islands)			1,114	1,114	4,119	4,119	3,021	3,021
Ser. 04-WN9, Class A, 5.19s, 2034 (Cayman Islands)			67,302	67,271	68,299	68,267	63,314	63,284
Ser. 04-WN2, Class A, 4.55s, 2034 (Cayman Islands)			16,377	16,546	23,062	23,299	22,170	22,399
Ser. 04-WN4, Class A, 4.459s, 2034 (Cayman Islands)			6,912	6,892	10,267	10,236	12,808	12,770
Argent Securities, Inc. Ser. 04-W11, Class A3, 3.674s, 2034			330,000	333,927	--	--	--	--
Asset Backed Funding Corp. NIM Trust 144A
Ser. 03-OPT1, Class Note, 6.9s, 2033			--	--	7,795	7,795	6,097	6,097
Ser. 03-WMC1, Class Note, 6.9s, 2033			16,034	16,057	52,131	52,206	50,788	50,861
Ser. 04-AHL1, Class Note, 5.6s, 2033			41,008	41,006	159,122	159,116	--	--
Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)			--	--	186,906	187,151	172,657	172,883
Ser. 04-FF1, Class N2, 5s, 2034 (Cayman Islands)			--	--	25,000	23,042	25,000	23,042
Ser. 04-0PT1, Class N1, 4.55s, 2033 (Cayman Islands)			29,327	29,144	80,789	80,284	80,789	80,284
Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)			69,329	69,329	--	--	131,881	131,881
Asset Backed Securities Corp. Home Equity Loan Trust
Ser. 03-HE5, Class A, IO, 4s, 2033			181,757	3,930	--	--	--	--
FRB Ser. 03-HE1, Class A2, 3.72s, 2033			49,871	49,871	--	--	--	--
FRB Ser. 04-HE6, Class A2, 3.674s, 2034			557,653	559,083	1,974,873	1,979,936	1,894,599	1,899,457
FRB Ser. 04-HE1, Class A3, 3.62s, 2034			237,248	237,453	43,875	43,913	41,843	41,880
FRB Ser. 03-HE3, Class A2, 3.57s, 2033			30,472	30,472	--	--	--	--
Asset Backed Securities Corp. Home Equity Loan Trust FRB
Ser. 04-HE7, Class A2, 3.694s, 2034			288,222	288,979	--	--	--	--
Ser. 04-HE8, Class A2, 3.694s, 2034			239,533	239,953	--	--	--	--
Ser. 04-HE9, Class A2, 3.684s, 2034			121,271	121,468	231,996	232,374	226,723	227,093
Ser. 05-HE1, Class A3, 3.604s, 2035			37,025	37,025	274,161	274,161	271,516	271,516
Banc of America Funding Corp. 144A Ser. 04-NIM1, Class Note, 6s, 2034			--	--	56,035	56,035	56,035	56,035
Bank One Issuance Trust FRB Ser. 03-C4, Class C4, 4 1/4s, 2011			110,000	112,114	280,000	285,381	250,000	254,805
Bayview Financial Acquisition Trust
Ser. 03-E, Class A, IO, 4s, 2006			--	--	1,675,631	25,076	1,470,541	22,007
Ser. 03-F, Class A, IO, 4s, 2006			545,455	11,305	--	--	--	--
Ser. 04-A, Class A, IO, 3.938s, 2006			907,502	30,181	--	--	--	--
FRB Ser. 03-G, Class A1, 3.92s, 2039			550,000	550,000	1,012,000	1,012,000	944,000	944,000
FRN Ser. 03-F, Class A, 3.82s, 2043			398,799	399,910	649,781	651,591	595,376	597,034
Ser. 04-B, Class A1, 3.82s, 2039			--	--	861,452	861,452	1,131,240	1,131,240
FRN Ser. 04-D, Class A, 3.71s, 2044			269,948	269,948	882,368	882,368	861,416	861,416
Ser. 04-D, Class A, IO, 3 1/2s, 2007			1,564,966	65,200	4,746,916	197,767	4,631,888	192,974
Ser. 05-B, Class A, IO, 2.791s, 2039			3,514,186	129,083	4,550,050	167,132	11,856,039	435,495
Bayview Financial Acquisition Trust 144A Ser. 03-CA, Class A, IO, 4s, 2005			400,000	5,210	--	--	--	--
Bayview Financial Asset Trust Ser. 03-X, Class A, IO, 0.62s, 2006			2,051,500	34,721	5,367,751	90,847	4,076,674	68,996
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 4.664s, 2038			97,152	98,211	289,197	292,349	225,935	228,398
FRB Ser. 03-SSRA, Class A, 4.014s, 2038			97,152	97,716	289,197	290,874	225,935	227,246
FRB Ser. 04-SSRA, Class A1, 3.914s, 2039			198,968	199,824	357,995	359,534	346,900	348,391
Ser. 03-Z, Class AIO1, IO, 0.426s, 2005			3,940,538	5,113	13,728,810	17,813	13,016,716	16,889
Bear Stearns Alternate Trust
Ser. 05-4, Class 22A2, 5.27s, 2035			540,077	546,816	1,777,911	1,800,095	1,869,497	1,892,824
Ser. 04-12, Class 2A2, 5.069s, 2035			577,360	582,327	1,862,296	1,878,314	1,905,700	1,922,092
Ser. 04-9, Class 1A1, 5.065s, 2034			86,929	87,611	289,038	291,307	263,684	265,754
Ser. 05-3, Class 2A1, 5.064s, 2035			122,000	123,091	1,544,724	1,558,531	877,851	885,697
Ser. 04-11, Class 2A2, 4.955s, 2034			213,106	214,490	911,663	917,585	837,038	842,474
Ser. 05-2, Class 2A2A, 4.914s, 2035			116,191	116,833	350,588	352,524	337,156	339,018
Ser. 05-5, Class 21A1, 4.697s, 2035			575,596	577,575	1,177,759	1,181,807	1,128,563	1,132,442
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)			--	--	176,867	176,867	160,933	160,933
Ser. 04-HE7N, Class A1, 5 1/4s, 2034			25,366	25,366	100,130	100,130	93,455	93,455
Ser. 04-FR1, Class A1, 5s, 2034 (Cayman Islands)			--	--	105,262	105,262	124,754	124,754
Ser. 04-HE8N, Class A1, 5s, 2034			49,114	49,069	--	--	41,748	41,709
Ser. 04-HE10, Class A2, 5s, 2034 (Cayman Islands)			--	--	70,000	69,825	60,000	59,850
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)			88,093	87,638	150,276	149,501	147,973	147,210
Bear Stearns Asset Backed Securities, Inc.
Ser. 03-1, Class A, IO, 5s, 2005			1,263,000	5,224	5,153,000	21,312	3,675,000	15,199
Ser. 03-2, Class A, IO, 5s, 2005			484,000	9,927	--	--	--	--
Ser. 03-AC3, Class A, IO, 5s, 2005			399,000	8,184	2,230,200	45,742	1,740,000	35,688
Ser. 03-AC4, Class A, IO, 5s, 2006			575,200	12,932	1,993,600	44,820	1,552,000	34,892
FRB Ser. 03-3, Class A2, 3.904s, 2043			127,000	127,556	441,000	442,929	348,000	349,523
FRB Ser. 03-1, Class A1, 3.814s, 2042			235,063	235,062	670,640	670,638	477,125	477,124
FRB Ser. 03-ABF1, Class A, 3.684s, 2034			133,545	133,732	--	--	--	--
FRN Ser. 04-HE9, Class 1A2, 3.684s, 2032			415,000	415,648	--	--	--	--
Bombardier Capital Mortgage Securitization Corp. Ser. 01-A, Class A, 6.805s, 2030			163,991	172,664	296,242	311,909	283,257	298,237
Capital One Multi-Asset Execution Trust FRB Ser. 02-C1, Class C1, 5.97s, 2010			--	--	65,000	68,321	53,000	55,708
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011			17,817	17,642	102,448	101,441	95,024	94,090
CARSSX Finance, Ltd. 144A FRB
Ser. 04-AA, Class B4, 8.72s, 2011 (Cayman Islands)			--	--	313,657	318,092	401,561	407,239
Ser. 04-AA, Class B3, 6.57s, 2011 (Cayman Islands)			--	--	66,583	67,155	66,583	67,155
CDC Mortgage Capital Trust Ser. 02-HE2, Class A, IO, 5 1/4s, 2005			170,517	618	705,326	2,558	450,618	1,634
CDO Repackaging Trust Series 144A FRB Ser. 03-2, Class A, 7.541s, 2008			--	--	690,000	746,925	535,000	579,138
Centex Home Equity
Ser. 03-B, Class A, IO, 4.576s, 2006			134,821	4,328	--	--	--	--
Ser. 03-A, Class A, IO, 4.437s, 2006			993,477	22,428	6,114,101	138,026	4,404,417	99,430
Ser. 04-C, Class A, IO, 3 1/2s, 2006			572,300	12,529	2,061,250	45,126	--	--
Chase Credit Card Master Trust FRB Ser. 03-3, Class C, 4.3s, 2010			140,000	143,043	470,000	480,217	420,000	429,130
Chase Funding Loan Acquisition Trust FRN Ser. 04-AQ1, Class A2, 3.714s, 2034			330,000	330,924	--	--	--	--
Chase Funding Net Interest Margin 144A
Ser. 04-OPT1, Class Note, 4.458s, 2034			62,973	62,815	186,496	186,030	233,726	233,141
Ser. 04-1A, Class Note, 3 3/4s, 2035			13,007	12,992	--	--	--	--
CHEC NIM Ltd., 144A
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)			--	--	88,000	87,498	85,000	84,515
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)			--	--	35,000	30,100	34,000	29,240
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)			32,900	32,898	106,440	106,434	103,053	103,047
Citibank Credit Card Issuance Trust FRN Ser. 01-C1, Class C1, 4.221s, 2010			110,000	111,938	240,000	244,228	210,000	213,700
Citigroup Mortgage Loan Trust, Inc.
Ser. 03-HE3, Class A, 3.694s, 2033			1,414,276	1,415,602	--	--	--	--
FRN Ser. 04-RES1, Class A2, 3.714s, 2034			90,072	90,255	--	--	--	--
Citigroup Mortgage Loan Trust, Inc. 144A FRB Ser. 03-HE4, Class A, 3.724s, 2033			616,805	617,865	--	--	--	--
CNL Funding Ser. 99-1, Class A2, 7.645s, 2014			122,000	130,672	455,000	487,341	286,000	306,328
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033			167,816	43,692	632,808	164,753	398,564	103,767
Ser. 00-4, Class A6, 8.31s, 2032			--	--	1,479,000	1,307,528	1,232,000	1,089,165
Ser. 00-5, Class A4, 7.47s, 2032			223,449	228,173	718,488	733,680	708,951	723,941
Ser. 01-4, Class A4, 7.36s, 2033			404,000	414,579	1,270,000	1,303,256	1,243,000	1,275,549
Ser. 01-1, Class A5, 6.99s, 2032			507,000	482,560	3,389,000	3,225,636	2,767,000	2,633,619
Ser. 00-6, Class A4, 6.77s, 2032			135,034	137,024	--	--	--	--
Ser. 02-1, Class A, 6.681s, 2033			312,401	325,435	1,132,515	1,179,764	923,288	961,807
Ser. 01-1, Class A4, 6.21s, 2032			186,805	189,583	1,159,501	1,176,743	1,123,806	1,140,517
Ser. 01-3, Class A3, 5.79s, 2033			--	--	987,000	1,005,837	751,000	765,333
Ser. 01-1, Class A, IO, 2 1/2s, 2032			928,125	29,630	3,428,125	109,440	2,171,875	69,336
Ser. 01-3, Class A, IO, 2 1/2s, 2033			1,801,187	72,233	7,000,146	280,727	4,357,062	174,731
Ser. 01-4, Class A, IO, 2 1/2s, 2033			767,263	29,731	2,616,989	101,407	1,737,747	67,337
Countryplace Manufactured Hsg. Contract Ser. 05-1, Class A1, 4.23s, 2035			290,000	290,170	--	--	--	--
Countrywide Alternative Loan Trust
Ser. 05-24, Class IIAX, IO, 1.42s, 2035			1,465,056	56,771	5,192,022	201,191	4,965,631	192,418
Ser. 05-24, Class 1AX, IO, 0.963s, 2035			4,463,899	128,337	6,489,242	186,566	6,218,070	178,770
Countrywide Asset Backed Certificates FRB
Ser. 04-8, Class 2A2, 3.664s, 2032			1,000,000	1,001,875	--	--	--	--
Ser. 04-5, Class 4A3, 3.634s, 2034			335,000	335,355	1,180,000	1,181,252	1,136,000	1,137,205
Countrywide Asset-Backed Certificates FRB Ser. 04-13, Class AV2, 3.574s, 2034			103,000	102,976	363,000	362,917	348,000	347,920
Countrywide Asset-Backed Certificates 144A
Ser. 03-5NF, Class NF, 6 3/4s, 2034			5,166	5,171	5,930	5,936	4,424	4,429
Ser. 04-1NIM, Class Note, 6s, 2034			111,642	112,033	336,163	337,339	323,319	324,450
Ser. 04-6N, Class N1, 6 1/4s, 2035			170,217	170,855	498,244	500,112	462,017	463,750
Ser. 04-BC1N, Class Note, 5 1/2s, 2035			--	--	108,416	108,484	102,931	102,995
Ser. 04-11N, Class N, 5 1/4s, 2036			32,175	32,215	75,840	75,934	73,541	73,633
Ser. 04-14N, 5s, 2036			34,524	34,535	136,026	136,069	134,645	134,688
Countrywide Home Loans
Ser. 05-2, Class 2X, IO, 0.983s, 2035			1,884,064	54,167	6,678,425	192,005	6,378,835	183,392
Ser. 05-9, Class 1X, IO, 0.882s, 2035			1,589,966	53,164	5,636,710	188,478	5,391,130	180,266
Countrywide Partnership Trust 144A Ser. 04-EC1N, Class N, 5s, 2035			17,562	17,568	105,979	106,012	128,991	129,032
Credit-Based Asset Servicing and Securitization
FRB Ser. 02-CB2, Class A2, 3.864s, 2032			65,973	66,138	--	--	--	--
Ser. 03-CB3, Class A, IO, 3s, 2005			591,913	10,266	--	--	--	--
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038 (Cayman Islands)			--	--	339,000	357,645	313,000	330,215
CS First Boston Mortgage Securities Corp. 144A Ser. 04-FR1N, Class A, 5s, 2034			98,675	98,674	233,110	233,110	254,302	254,302
Federal Home Loan Mortgage Acceptance Corp. Ser. T-25, Class A1, 3.454s, 2030			--	--	168,982	168,955	--	--
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1, Class M3, 3.854s, 2035			--	--	143,000	143,000	138,000	138,000
Finance America NIM Trust 144A Ser. 04-1, Class A, 5 1/4s, 2034			--	--	81,186	81,186	73,806	73,806
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class D, 7.702s, 2039			--	--	1,110,000	1,133,270	1,060,000	1,082,221
First Consumers Master Trust FRN Ser. 01-A, Class A, 3.53s, 2008			--	--	184,906	183,403	184,631	183,131
First Franklin Mortgage Loan Asset Backed Certificates
Ser. 03-FFC, Class S, IO, 6s, 2005			346,500	11,261	1,933,500	62,839	1,490,500	48,441
FRN Ser. 04-FF10, Class A2, 3.714s, 2032			399,000	400,193	--	--	--	--
First Franklin Mortgage Loan NIM Trust 144A
Ser. 03-FF3A, Class A, 6 3/4s, 2033			1,533	1,539	4,813	4,831	3,771	3,785
Ser. 04-FF7A, Class A, 5s, 2034			73,975	73,989	122,690	122,714	114,119	114,142
Ser. 04-FF1, Class N1, 4 1/2s, 2034			11,839	11,806	20,631	20,574	25,071	25,001
Ser. 04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)			53,533	53,529	97,586	97,579	94,798	94,791
First Horizon Mtge. Pass-Through Trust Ser. 05-AR2, Class 1A1, 4.842s, 2035			408,666	411,667	839,607	845,771	803,776	809,677
Ford Credit Auto Owner Trust Ser. 04-A, Class C, 4.19s, 2009			110,000	108,316	240,000	236,325	130,000	128,009
Fremont Home Loan Trust FRN Ser. 04-3, Class A3, 3.714s, 2034			320,000	320,000	--	--	--	--
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034			--	--	55,539	53,250	53,856	51,637
Ser. 04-D, Class N2, 7 1/2s, 2034 (Cayman Islands)			--	--	35,257	35,152	35,257	35,152
Ser. 04-A, Class Note, 4 3/4s, 2034			15,916	15,860	58,472	58,267	56,214	56,018
Ser. 04-B, Class Note, 4.703s, 2034			--	--	43,872	43,927	40,057	40,107
Ser. 04-3, Class A, 4 1/2s, 2034			54,474	54,305	247,097	246,331	191,500	190,907
Ser. 04-D, Class N1, 4 1/2s, 2034 (Cayman Islands)			60,325	60,548	173,947	174,591	171,605	172,240
G-Force CDO, Ltd. 144A
Ser. 02-1A, Class E, 8 1/4s, 2037 (Cayman Islands)			--	--	150,000	165,422	142,000	156,599
Ser. 02-1A, Class D, 7.61s, 2037 (Cayman Islands)			--	--	100,000	109,267	--	--
Ser. 03-1A, Class E, 6.58s, 2038 (Cayman Islands)			142,000	149,167	197,000	206,942	184,000	193,286
GE Capital Credit Card Master Note Trust FRB Ser. 04-2, Class C, 3.7s, 2010			100,000	100,000	403,620	403,620	374,560	374,560
GE Corporate Aircraft Financing, LLC 144A Ser. 04-1A, Class B, 4.164s, 2018			79,643	79,596	86,811	86,759	84,422	84,371
GEBL 144A
Ser. 04-2, Class D, 5.84s, 2032			--	--	169,748	169,850	208,770	208,896
Ser. 04-2, Class C, 3.94s, 2032			--	--	126,823	126,899	208,770	208,896
GMAC Mortgage Corp. Loan Trust
Ser. 04-HE5, Class A, IO, 6s, 2007			2,014,000	138,463	1,866,000	128,288	2,276,000	156,475
Ser. 05-AR1, Class 1A2, 4.429s, 2035			156,797	156,797	559,853	559,853	537,728	537,728
Goldentree Loan Opportunities II, Ltd. 144A FRN Ser. 2A, Class 4, 6.09s, 2015 (Cayman Islands)			--	--	105,000	106,649	85,000	86,335
Granite Mortgages PLC FRB
Ser. 03-2, Class 1C, 4.695s, 2043 (United Kingdom)			275,000	281,875	--	--	--	--
Ser. 03-3, Class 1C, 4.595s, 2044 (United Kingdom)			40,000	40,920	230,000	235,290	--	--
Ser. 02-1, Class 1C, 4.445s, 2042 (United Kingdom)			--	--	280,000	284,396	270,000	274,239
Ser. 02-2, Class 1C, 4.395s, 2043 (United Kingdom)			70,000	71,120	230,000	233,680	220,000	223,520
Ser. 04-1, Class 1C, 4.33s, 2044 (United Kingdom)			--	--	366,000	367,716	339,000	340,589
Ser. 04-2, Class 1C, 4.13s, 2044 (United Kingdom)			--	--	389,264	390,055	347,853	348,560
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030			398,000	359,972	1,647,000	1,489,631	1,130,000	1,022,030
Ser. 97-2, Class A7, 7.62s, 2028			299,659	324,106	--	--	--	--
Ser. 97-6, Class A9, 7.55s, 2029			65,012	70,200	--	--	176,787	190,895
Ser. 97-4, Class A7, 7.36s, 2029			--	--	80,938	85,956	174,424	185,238
Ser. 96-2, Class A4, 7.2s, 2027			504,870	527,853	--	--	--	--
Ser. 97-6, Class A8, 7.07s, 2029			59,172	62,706	--	--	96,741	102,519
Ser. 99-4, Class A5, 6.97s, 2031			140,924	144,384	--	--	--	--
Ser. 97-7, Class A8, 6.86s, 2029			--	--	63,057	65,847	135,891	141,904
Ser. 99-3, Class A6, 6 1/2s, 2031			--	--	235,000	241,381	228,000	234,191
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031			161,490	158,697	926,990	910,956	884,136	868,843
Ser. 99-5, Class A4, 7.59s, 2028			315,488	329,943	798,578	835,169	547,174	572,246
Greenpoint Mortgage Funding Trust Ser. 05-AR1, Class X1, IO, 0.942s, 2045			1,391,838	51,107	4,934,520	181,190	4,719,633	173,299
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011			--	--	831,000	819,828	813,000	802,070
GSAMP Trust 144A
Ser. 03-HE1N, Class Note, 7 1/4s, 2033			--	--	3,248	3,250	3,184	3,186
Ser. 04-NIM1, Class N1, 5 1/2s, 2034			162,758	162,725	506,454	506,353	470,089	469,995
Ser. 04-SE2N, Class Note, 5 1/2s, 2034			--	--	51,568	51,527	57,143	57,098
Ser. 04-FM1N, Class Note, 5 1/4s, 2033			--	--	46,991	46,944	33,170	33,137
Ser. 04-HE1N, Class N1, 5s, 2034			--	--	55,959	55,853	47,965	47,874
Ser. 05-NC1, Class N, 5s, 2035			55,713	55,551	198,524	197,949	190,677	190,125
Ser. 04-NIM2, Class N, 4 7/8s, 2034			165,874	165,110	532,605	530,155	525,970	523,550
Ser. 04-NIM1, Class N2, zero %, 2034			--	--	331,000	243,285	307,000	225,645
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035			110,753	119,983	385,724	417,870	369,493	400,287
Ser. 05-RP1, Class 1A2, 7 1/2s, 2035			185,012	197,719	--	--	--	--
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035			137,007	146,605	482,381	516,171	460,498	492,755
Guggenheim Structured Real Estate Funding, Ltd. FRB Ser. 05-1A, Class D, 4.844s, 2030 (Cayman Islands)			--	--	465,000	464,554	446,000	445,572
High Income Trust Securities 144A FRB Ser. 03-1A, Class A, 3.73s, 2036 (Cayman Islands)			--	--	774,103	758,621	704,450	690,361
Holmes Financing PLC FRB
Ser. 4, Class 3C, 4.441s, 2040 (United Kingdom)			20,000	20,256	190,000	192,432	180,000	182,304
Ser. 8, Class 2C, 3.861s, 2040 (United Kingdom)			46,000	46,216	164,000	164,769	164,000	164,769
Home Equity Asset Trust FRB
Ser. 04-7, Class A3, 3.704s, 2035			771,254	772,788	--	--	--	--
Ser. 03-4, Class A2, 3.684s, 2033			103,439	103,502	--	--	--	--
Home Equity Asset Trust 144A
Ser. 02-5N, Class A, 8s, 2033			3,422	3,422	--	--	--	--
Ser. 03-6N, Class A, 6 1/2s, 2034			15,723	15,683	--	--	15,165	15,127
Ser. 03-7N, Class A, 5 1/4s, 2034			--	--	10,726	10,693	10,130	10,099
Ser. 04-5N, Class A, 5 1/4s, 2034			123,097	123,097	311,987	311,987	304,205	304,205
Ser. 05-6N, Class A, 5 1/4s, 2035			71,721	71,542	--	--	--	--
Ser. 04-1N, Class A, 5s, 2034			11,765	11,727	45,101	44,954	39,218	39,091
Ser. 04-3N, Class A, 5s, 2034			--	--	92,615	92,326	88,792	88,514
Ser. 04-4N, Class A, 5s, 2034			79,708	79,509	--	--	152,224	151,844
Ser. 04-7N, Class A, 4 1/2s, 2035			182,111	181,087	646,750	643,112	621,221	617,726
Home Equity Asset Trust FRB Ser. 04-8, Class A4, 3.674s, 2035			62,469	62,551	--	--	--	--
Hyundai Auto Receivables Trust Ser. 04-A, Class D, 4.1s, 2011			66,000	65,640	90,000	89,509	84,000	83,542
IMPAC Secured Assets Corp. Ser. 03-1, Class A, IO, 5s, 2005			66,713	285	215,020	919	212,140	907
Irwin Home Equity Ser. 03-B, Class A, IO, 10s, 2005			854,000	14,099	5,135,000	84,777	3,764,000	62,143
LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class EFL, 6.3s, 2036 (Cayman Islands)			105,000	113,190	595,000	641,410	460,000	495,880
Long Beach Asset Holdings Corp. NIM Trust 144A
Ser. 04-5, Class Note, 5s, 2034			81,909	82,089	190,980	191,400	179,521	179,916
Ser. 04-2, Class N1, 4.94s, 2034			--	--	55,396	55,396	48,471	48,471
Ser. 05-1, Class N1, 4.115s, 2035			152,396	152,396	504,900	504,900	501,340	501,340
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006			1,329,233	62,142	2,305,389	107,777	--	--
Ser. 04-3, Class S2, IO, 4 1/2s, 2006			664,612	31,071	1,152,687	53,888	--	--
Ser. 03-2, Class S1, IO, 4 1/4s, 2005			--	--	88,938	10	88,308	10
Ser. 03-2, Class S2, IO, 4 1/4s, 2005			585,941	65	1,887,679	208	1,864,875	205
Marriott Vacation Club Owner Trust 144A
Ser. 04-2A, Class D, 5.389s, 2026			--	--	37,609	37,129	36,885	36,415
Ser. 04-1A, Class C, 5.265s, 2026			--	--	94,474	95,305	87,726	88,497
FRB Ser. 02-1A, Class A1, 3.96s, 2024			47,206	47,604	200,039	201,726	196,768	198,427
Master Asset Backed Securities NIM Trust 144A
Ser. 04-CI5, Class N2, 9s, 2034			--	--	87,000	85,913	--	--
Ser. 04-HE1A, Class Note, 5.191s, 2034			23,343	23,414	82,169	82,416	79,835	80,074
Ser. 04-CI5, Class N1, 4.946s, 2034			44,880	44,970	73,226	73,372	170,747	171,089
Ser. 04-CI3, Class N1, 4.45s, 2034			--	--	30,422	30,389	22,816	22,791
Master Asset Backed Securities Trust FRN Ser. 04-OPT2, Class A2, 3.664s, 2034			273,237	273,750	--	--	--	--
Master Reperforming Loan Trust 144A Ser. 05-1, Class 1A4, 7 1/2s, 2034			142,483	152,635	505,166	541,159	482,036	516,381
MBNA Credit Card Master Note Trust FRN Ser. 03-C5, Class C5, 4.4s, 2010			140,000	142,684	470,000	479,010	420,000	428,052
Merit Securities Corp. FRB Ser. 11PA, Class 3A1, 3.94s, 2027			395,191	379,384	567,663	544,956	467,168	448,481
Merrill Lynch Mortgage Investors, Inc.
Ser. 03-WM3N, Class N1, 8s, 2034			--	--	6,776	6,776	5,324	5,324
Ser. 04-WMC3, Class B3, 5s, 2035			31,000	30,172	92,000	89,542	85,000	82,729
Ser. 04-OP1N, Class N1, 4 3/4s, 2035 (Cayman Islands)			34,440	34,343	67,339	67,149	65,282	65,099
FRB Ser. 02-HE1, Class A2, 3.814s, 2032			57,456	57,553	--	--	--	--
Merrill Lynch Mortgage Investors, Inc.
FRN Ser. 04-HE2, Class A1A, 3.714s, 2035			74,034	74,225	--	--	--	--
FRB Ser. 04-WMC5, Class A2A, 3.684s, 2035			36,689	36,766	--	--	--	--
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 03-OP1N, Class N1, 7 1/4s, 2034			5,290	5,291	24,036	24,044	22,087	22,094
Ser. 03-WM1N, Class N1, 7s, 2033			32,403	32,484	41,206	41,309	40,219	40,320
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)			22,321	22,314	35,021	35,010	32,327	32,317
Ser. 04-HE1N, Class N1, 5s, 2006			--	--	47,233	46,938	70,006	69,568
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)			58,876	58,545	144,835	144,020	125,995	125,286
Ser. 05-WM1N, Class N1, 5s, 2035			92,097	92,096	326,326	326,326	311,823	311,823
Ser. 04-WM1N, Class N1, 4 1/2s, 2034			17,720	17,740	45,425	45,475	56,157	56,219
Ser. 04-WM2N, Class N1, 4 1/2s, 2005			21,382	21,296	34,703	34,562	34,002	33,864
Ser. 04-WM3N, Class N1, 4 1/2s, 2005			--	--	126,086	125,534	112,672	112,179
Metris Master Trust FRN Ser. 04-2, Class C, 4.61s, 2010			117,000	117,585	219,000	220,095	213,000	214,065
Metris Master Trust 144A FRN
Ser. 01-2, Class C, 5.16s, 2009			100,000	99,905	132,000	131,875	--	--
Ser. 00-3, Class C, 4.64s, 2009			92,000	92,115	44,000	44,055	680,000	680,850
Mid-State Trust Ser. 11, Class B, 8.221s, 2038			53,404	55,819	258,626	270,325	199,882	208,924
MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010			--	--	603,304	601,012	578,035	575,839
Morgan Stanley ABS Capital I
FRN Ser. 04-HE8, Class A4, 3.694s, 2034			257,921	259,202	--	--	--	--
FRB Ser. 04-WMC3, Class A2PT, 3.604s, 2035			181,840	182,043	588,353	589,012	581,079	581,730
Morgan Stanley Auto Loan Trust Ser. 04-HB2, Class D, 3.82s, 2012			18,075	18,014	30,125	30,024	28,116	28,022
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011			--	--	235,000	233,774	168,000	167,124
Ser. 04-HB2, Class E, 5s, 2012			--	--	107,000	103,075	100,000	96,332
Morgan Stanley Dean Witter Capital I FRB Ser. 01-NC4, Class B1, 5.814s, 2032			8,338	8,343	22,325	22,338	11,566	11,573
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1, 3.758s, 2015 (Cayman Islands)			141,000	141,437	245,000	245,760	232,000	232,719
New Century Home Equity Loan Trust Ser. 03-5, Class AI7, 5.15s, 2033			98,000	97,895	333,000	332,644	292,000	291,688
New Century Mortgage Corp. NIM Trust 144A Ser. 03-B, Class Note, 6 1/2s, 2033			5,800	5,809	44,127	44,196	34,233	34,286
Newcastle CDO, Ltd. 144A FRB Ser. 3A, Class 4FL, 6 1/2s, 2038 (Cayman Islands)			--	--	139,000	142,128	109,000	111,453
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT, 9.435s, 2035			96,899	105,771	157,909	172,367	154,320	168,450
Nomura Asset Acceptance Corp. 144A Ser. 04-R2, Class PT, 10.118s, 2034			--	--	159,754	174,332	146,909	160,315
Novastar Home Equity Loan FRB Ser. 04-4, Class A1B, 3.714s, 2035			66,339	66,464	--	--	--	--
Novastar NIM Trust 144A
Ser. 04-N1, Class Note, 4.458s, 2034			--	--	18,694	18,694	17,282	17,282
Ser. 04-N2, Class Note, 4.458s, 2034			--	--	70,738	70,738	150,450	150,450
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022			80,364	69,915	457,164	397,727	447,308	389,152
Ser. 99-A, Class A3, 6.09s, 2029			445,222	428,348	--	--	--	--
Ser. 01-E, Class A, IO, 6s, 2009			228,739	37,951	781,091	129,593	523,760	86,899
Ser. 02-C, Class A1, 5.41s, 2032			346,685	308,451	1,275,010	1,134,394	1,179,879	1,049,755
Ser. 01-D, Class A2, 5.26s, 2019			--	--	--	--	451,944	335,616
Ser. 02-A, Class A2, 5.01s, 2020			328,437	271,481	--	--	197,719	163,432
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030			--	--	131,269	124,331	173,738	164,556
Ocean Star 144A FRB Ser. 04, Class D, 5.55s, 2018 (Ireland)			23,000	23,000	133,000	133,000	123,000	123,000
Ocwen Mortgage Loan Asset Backed Certificates Ser. 99-OFS1, Class AV, 3.664s, 2029			7,423	7,432	13,527	13,543	9,827	9,839
Option One Mortgage Securities Corp. NIM Trust 144A
Ser. 03-5, Class Note, 6.9s, 2033			--	--	1,809	1,818	1,401	1,408
Ser. 04-2A, Class N2, 6.414s, 2034 (Cayman Islands)			142,000	142,632	--	--	--	--
Ser. 04-2A, Class N1, 4.213s, 2034 (Cayman Islands)			93,066	93,066	247,554	247,554	245,228	245,228
Option One Woodbridge Loan Trust 144A Ser. 03-1, Class S, IO, 3.7s, 2005			95,258	341	306,448	1,096	302,756	1,082
Origen Manufactured Housing
Ser. 04-B, Class A3, 4 3/4s, 2021			56,000	55,641	--	--	--	--
Ser. 04-B, Class A2, 3.79s, 2017			108,000	106,380	92,000	90,620	85,000	83,725
Park Place Securities NIM Trust 144A
Ser. 04-WCW2, Class D, 7.387s, 2034 (Cayman Islands)			--	--	157,000	157,597	146,000	146,555
Ser. 04-MCWN1, Class A, 4.458s, 2034			45,004	45,004	51,567	51,567	47,816	47,816
Ser. 04-WHQ2, Class A, 4s, 2035			87,816	87,377	286,407	284,975	279,519	278,122
Park Place Securities, Inc. FRB
Ser. 04-MCW1, Class A2, 3.694s, 2034			666,390	667,289	--	--	--	--
Ser. 04-WCW1, Class A2, 3.694s, 2034			618,504	619,349	2,190,484	2,193,478	2,101,689	2,104,562
Ser. 04-WHQ2, Class A3A, 3.664s, 2035			54,945	55,008	443,723	444,234	430,403	430,899
Pass-Through Amortizing Credit Card Trust Ser. 02-1A, Class A3FL, 6.09s, 2012			9,062	9,065	9,334	9,337	9,515	9,518
People's Choice Net Interest Margin Note 144A
Ser. 04-2, Class A, 5s, 2034			115,917	116,177	303,613	304,295	281,767	282,400
Ser. 04-2, Class B, 5s, 2034			--	--	70,000	63,420	70,000	63,420
Permanent Financing PLC FRB
Ser. 1, Class 3C, 4.579s, 2042 (United Kingdom)			30,000	30,288	190,000	191,824	180,000	181,728
Ser. 3, Class 3C, 4.529s, 2042 (United Kingdom)			80,000	81,491	280,000	285,217	270,000	275,031
Ser. 4, Class 3C, 4.179s, 2042 (United Kingdom)			142,000	143,079	500,000	503,800	503,000	506,823
Ser. 5, Class 2C, 4.029s, 2042 (United Kingdom)			117,000	117,585	445,000	447,225	405,000	407,025
Pillar Funding PLC 144A FRB
Ser. 04-1A, Class C1, 4.41s, 2011 (United Kingdom)			134,000	134,703	474,000	476,488	422,000	424,215
Ser. 04-2A, Class C, 4.29s, 2011 (United Kingdom)			--	--	183,000	184,273	169,000	170,176
Providian Gateway Master Trust 144A
FRB Ser. 04-AA, Class D, 5.07s, 2011			100,000	101,900	266,000	271,054	265,000	270,035
FRN Ser. 04-BA, Class D, 4.62s, 2010			--	--	420,000	423,234	420,000	423,234
Ser. 04-DA, Class D, 4.4s, 2011			--	--	201,000	197,545	186,000	182,803
FRN Ser. 04-EA, Class D, 4.15s, 2011			217,000	218,981	125,000	126,141	116,000	117,059
Renaissance Home Equity Loan Trust
FRB Ser. 04-3, Class AV1, 3.734s, 2034			740,367	742,662	--	--	--	--
Ser. 03-2, Class A, IO, 3s, 2005			83,177	958	267,767	3,085	264,451	3,047
Renaissance NIM Trust 144A
Ser. 05-1, Class N, 4.7s, 2035			41,159	41,159	176,985	176,985	169,576	169,576
Ser. 04-A, Class Note, 4.45s, 2034			34,363	34,322	48,882	48,824	48,640	48,582
Residential Accredit Loans, Inc.
Ser. 05-QA4, Class A21, 5.291s, 2035			433,814	439,600	1,152,144	1,167,508	1,017,868	1,031,442
Ser. 04-QA5, Class A2, 4.986s, 2034			86,074	86,691	205,796	207,270	194,058	195,449
Ser. 04-QA6, Class NB1, 4.981s, 2034			300,534	302,743	1,066,938	1,074,779	1,025,400	1,032,936
Residential Asset Mortgage Products, Inc.
Ser. 02-SL1, Class AI3, 7s, 2032			171,000	171,216	639,000	639,806	402,000	402,507
Ser. 03-RZ1, Class A, IO, 5 3/4s, 2005			724,462	104	--	--	1,005,325	144
Ser. 03-RZ3, Class A, IO, 4 1/2s, 2005			--	--	--	--	1,681,772	34,687
Ser. 04-RZ2, Class A, IO, 3 1/2s, 2006			--	--	1,082,200	23,039	1,323,467	28,175
Ser. 03-RS1, Class A, IO, 1s, 2005			1,077,867	744	6,398,400	4,415	4,529,333	3,125
Residential Asset Securities Corp.
FRN Ser. 04-KS10, Class A, 3.634s, 2029			72,000	72,000	--	--	--	--
Ser. 03-KS2, Class A, IO, 3 1/2s, 2005			763,776	3,921	3,969,904	20,381	3,029,282	15,552
Ser. 03-KS4, Class AI, IO, 3 1/2s, 2005			35,586	351	114,345	1,126	113,103	1,114
Residential Asset Securities Corp. 144A
Ser. 04-N10B, Class A1, 5s, 2034			86,659	86,320	257,048	256,044	248,851	247,878
Ser. 04-NT, Class Note, 5s, 2034			117,584	116,996	256,334	255,052	276,323	274,942
Ser. 04-NT12, Class Note, 4.7s, 2035			--	--	91,025	91,023	96,153	96,151
Residential Asset Securities Corp. NIM Trust 144A Ser. 05-NTR1, Class Note, 4 1/4s, 2035			172,479	171,832	606,610	604,336	577,864	575,697
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)			4,028	4,052	5,305	5,337	12,281	12,353
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)			16,068	15,911	5,326	5,274	--	--
Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman Islands)			11,608	11,673	--	--	--	--
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)			--	--	80,000	79,680	--	--
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)			30,462	29,950	7,333	7,210	4,205	4,135
Ser. 03-12A, Class A, 7.35s, 2033 (Cayman Islands)			48,522	48,988	27,882	28,150	33,857	34,182
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)			--	--	16,251	16,335	12,668	12,734
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)			--	--	28,884	29,072	22,744	22,891
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)			--	--	64,141	64,161	41,346	41,358
Ser. 03-13A, Class A, 6 3/4s, 2033 (Cayman Islands)			36,863	37,117	20,414	20,555	18,799	18,928
Ser. 04-8A, Class B, 6 3/4s, 2034 (Cayman Islands)			--	--	115,223	113,829	107,052	105,756
Ser. 04-2A, Class A, 5 1/2s, 2034 (Cayman Islands)			73,875	73,891	215,631	215,674	205,317	205,358
Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)			--	--	268,852	268,905	190,097	190,135
Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)			95,342	95,371	196,293	196,352	182,488	182,543
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)			64,866	64,885	444,452	444,586	566,977	567,147
Ser. 04-BN2A, Class A, 5s, 2034 (Cayman Islands)			30,228	30,237	77,383	77,406	76,174	76,197
Ser. 04-BNCA, Class A, 5s, 2034 (Cayman Islands)			--	--	33,957	33,967	31,286	31,295
Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)			--	--	91,299	91,208	141,531	141,389
Ser. 04-11A, Class A2, 4 3/4s, 2035 (Cayman Islands)			138,548	138,548	456,670	456,670	451,962	451,962
Ser. 05-2A, Class A, 4 3/4s, 2035 (Cayman Islands)			95,096	95,133	464,564	464,750	375,705	375,855
Ser. 04-5A, Class A, 4 1/2s, 2034 (Cayman Islands)			7,982	7,967	74,496	74,354	--	--
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)			152,115	151,703	442,239	441,045	434,180	433,008
Ser. 05-1A, Class A, 4 1/4s, 2035			136,092	135,616	482,839	481,149	464,017	462,393
Sasco Net Interest Margin Trust 144A
Ser. 03-A, Class A, 6.656s, 2033			--	--	64	64	50	50
Ser. 05-NC1A, Class A, 4 3/4s, 2035			146,943	146,943	520,120	520,120	496,842	496,842
Ser. 05-WF1A, Class A, 4 3/4s, 2035			127,287	127,580	928,619	930,755	477,328	478,426
Saxon Asset Securities Trust
Ser. 02-3, Class AV, 3.714s, 2032			56,165	56,190	--	--	--	--
FRN Ser. 04-3, Class A, 3.654s, 2034			326,506	326,898	--	--	--	--
Sequoia Mortgage Funding Co. 144A Ser. 04-A, Class AX1, IO, 0.8s, 2008			6,096,839	53,905	--	--	--	--
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 03-HS1N, Class N, 7.48s, 2033			2,170	2,173	--	--	5,890	5,898
Ser. 03-HE1N, Class N, 6.9s, 2033			8,972	8,994	--	--	--	--
Ser. 04-4N, Class Note, 6.65s, 2034			--	--	42,324	42,324	39,189	39,189
Ser. 04-FM1N, Class N, 6.16s, 2033			17,962	18,034	--	--	--	--
Ser. 04-HS1N, Class Note, 5.92s, 2034			35,365	35,365	67,062	67,062	64,443	64,443
Ser. 04-HE2N, Class NA, 5.43s, 2034			23,920	23,860	44,013	43,903	40,664	40,562
Ser. 04-HE1N, Class Note, 4.94s, 2034			43,031	43,031	57,460	57,460	57,460	57,460
Ser. 03-0P1N, Class NA, 4.45s, 2033			22,037	22,037	41,300	41,300	82,273	82,273
Ser. 04-RM2N, Class NA, 4s, 2035			70,234	69,970	249,569	248,633	239,341	238,443
Ser. 04-HE4N, Class NA, 3 3/4s, 2034			142,949	142,878	508,632	508,378	488,686	488,442
Specialty Underwriting & Residential Finance Ser. 04-BC1, Class X, IO, 2s, 2035			2,238,634	31,797	--	--	--	--
Structured Adjustable Rate Mortgage Loan Trust
Ser. 05-7, Class 1A3, 5.413s, 2035			652,371	661,392	2,285,177	2,316,777	2,178,016	2,208,134
Ser. 05-4, Class 1A1, 5.395s, 2035			503,893	510,629	2,151,127	2,179,884	2,186,651	2,215,884
Ser. 05-1, Class 1A1, 5.155s, 2035			678,790	685,728	2,010,687	2,031,236	2,008,853	2,029,383
Ser. 04-14, Class 1A, 5.111s, 2034			290,260	293,374	813,693	822,422	834,598	843,552
Ser. 04-20, Class 1A2, 5.088s, 2035			423,769	427,879	1,363,783	1,377,008	1,345,827	1,358,877
Ser. 04-18, Class 1A1, 5.059s, 2034			202,986	204,978	559,512	565,002	581,198	586,901
Ser. 04-12, Class 1A2, 5.034s, 2034			179,340	181,146	521,926	527,181	524,226	529,503
Ser. 04-16, Class 1A2, 5.026s, 2034			263,187	265,780	818,991	827,059	787,038	794,792
Ser. 04-10, Class 1A1, 4.926s, 2034			125,700	126,860	431,619	435,604	387,700	391,279
Ser. 04-4, Class 1A1, 4.768s, 2034			72,913	73,385	31,248	31,451	185,755	186,958
Ser. 04-8, Class 1A3, 4.698s, 2034			46,555	46,736	32,515	32,641	59,857	60,089
Ser. 04-6, Class 1A, 4.386s, 2034			501,451	502,932	1,768,273	1,773,495	1,583,528	1,588,205
Ser. 04-19, Class 2A1X, IO, 0.539s, 2035			2,220,085	38,851	--	--	--	--
Ser. 05-9, Class AX, IO, 0.492s, 2035			3,315,248	99,457	11,755,445	352,663	11,240,703	337,221
Structured Adjustable Rate Mortgage Loan Trust 144A Ser. 04-NP2, Class A, 3.664s, 2034			166,390	166,406	643,595	643,660	665,559	665,625
Structured Asset Investment Loan Trust
Ser. 03-BC1A, Class A, 7 3/4s, 2033 (Cayman Islands)			15,852	15,991	37,259	37,587	31,859	32,139
Ser. 03-BC8, Class A, IO, 6s, 2005			433,331	3,958	1,393,326	12,726	1,300,326	11,877
Ser. 04-1, Class A, IO, 6s, 2005			1,526,249	6,344	6,539,370	27,180	6,044,996	25,125
Ser. 04-3, Class A, IO, 6s, 2005			1,308,470	18,455	--	--	3,453,749	48,712
FRB Ser. 04-9, Class A4, 3.614s, 2034			410,000	410,832	--	--	--	--
Structured Asset Securities Corp.
Ser. 05-10, Class 3A3, 11.55s, 2034			225,899	231,316	786,169	805,021	753,329	771,394
IFB Ser. 05-6, Class 5A8, 7.271s, 2035			187,132	182,063	1,024,553	996,796	1,024,553	996,796
Ser. 03-BC2, Class A, IO, 6s, 2005			406,843	3,716	2,503,230	22,864	1,797,882	16,421
Ser. 03-40A, Class 1A, 4.903s, 2034			61,487	62,217	281,085	284,422	210,813	213,316
Ser. 04-8, Class 1A1, 4.698s, 2034			118,236	119,021	339,927	342,184	295,589	297,551
Ser. 03-26A, Class 2A, 4.547s, 2033			153,741	155,086	536,297	540,989	477,387	481,563
Structured Asset Securities Corp. 144A
FRB Ser. 03-NP2, Class A2, 3.864s, 2032			287,160	287,160	298,361	298,361	273,922	273,922
FRN Ser. 03-NP3, Class A1, 3.814s, 2033			212,054	212,075	57,656	57,662	52,929	52,934
Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B, 3.734s, 2035			116,000	116,230	692,000	693,374	658,000	659,307
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038 (Cayman Islands)			--	--	349,000	342,747	299,000	293,642
TIAA Real Estate CDO, Ltd. 144A
FRN Ser. 02-1A, Class III, 7.6s, 2037 (Cayman Islands)			100,000	108,363	384,000	416,115	278,000	301,250
Ser. 02-1A, Class IIFX, 6.77s, 2037 (Cayman Islands)			200,000	215,738	--	--	--	--
Wells Fargo Home Equity Trust Ser. 04-1, Class A, IO, 6s, 2005			726,215	10,247	--	--	--	--
Wells Fargo Home Equity Trust 144A
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)			25,000	24,250	184,000	178,480	171,000	165,870
Ser. 04-1N, Class A, 5s, 2034			--	--	76,115	76,343	--	--
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)			200,657	200,645	401,774	401,750	373,700	373,678
Wells Fargo Mortgage Backed Securities Trust Ser. 05-AR12, Class 2A5, 4.322s, 2035			1,334,000	1,326,131	4,246,000	4,220,953	4,085,000	4,060,903
WFS Financial Owner Trust
Ser. 05-1, Class D, 4 1/4s, 2012			81,000	80,348	--	--	84,000	83,324
Ser. 04-3, Class D, 4.07s, 2012			30,821	30,647	180,061	179,046	163,839	162,915
Ser. 04-4, Class D, 3.58s, 2012			75,759	74,904	78,433	77,548	75,760	74,904
Ser. 04-1, Class D, 3.17s, 2011			24,050	23,790	79,965	79,103	77,560	76,724
Whole Auto Loan Trust Ser. 03-1, Class C, 3.13s, 2010			--	--	59,060	58,601	50,228	49,839
Whole Auto Loan Trust 144A
Ser. 03-1, Class D, 6s, 2010			44,346	44,395	248,931	249,207	211,666	211,901
Ser. 04-1, Class D, 5.6s, 2011			92,000	91,799	263,000	262,425	425,000	424,070

Total asset-backed securities (cost $46,159,299, $115,419,481 and $108,355,597)				$46,084,460		$114,933,464		$107,842,417

COLLATERALIZED MORTGAGE OBLIGATIONS(a)			Growth 2.2%		Balanced 6.0%		Conservative 11.9%
			Principal amount	Value	Principal amount	Value	Principal amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1, Class H, 7s, 2029			$38,000	$39,135	$173,000	$178,169	$168,000	$173,019
Asset Securitization Corp. Ser. 96-D3, Class A1C, 7.4s, 2026			349,659	363,092	2,140,082	2,222,301	1,529,232	1,587,983
Banc of America Commercial Mortgage, Inc. Ser. 01-1, Class G, 7.324s, 2036			--	--	200,000	224,446	200,000	224,446
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035			--	--	133,000	140,203	133,000	140,203
Ser. 05-1, Class XW, IO, 0.162s, 2042			17,792,259	104,583	--	--	22,005,190	129,347
Banc of America Large Loan FRN
Ser. 04-BBA4, Class H, 4.17s, 2018			--	--	30,000	30,041	29,000	29,040
Ser. 04-BBA4, Class G, 3.92s, 2018			--	--	48,000	48,060	47,000	47,059
Banc of America Large Loan 144A FRB
Ser. 02-FL2A, Class L1, 6.16s, 2014			--	--	133,000	133,008	205,000	205,012
Ser. 05-BOCA, Class L, 4.92s, 2016			--	--	143,000	143,503	132,000	132,465
Ser. 05-BOCA, Class K, 4.57s, 2016			--	--	100,000	100,353	100,000	100,353
Ser. 03-BBA2, Class X1A, IO, 0.658s, 2015			4,120,147	11,818	14,550,466	41,737	13,305,794	38,166
Banc of America Structured Security Trust 144A Ser. 02-X1, Class A3, 5.436s, 2033			--	--	386,000	399,243	396,000	409,586
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 3.614s, 2035			58,358	58,358	447,412	447,412	330,696	330,696
Ser. 04-3, IO, 0.775s, 2035			478,700	37,211	1,540,291	119,734	1,515,772	117,828
Ser. 05-1A, IO, 0.775s, 2035			518,682	41,758	1,839,591	148,101	1,757,590	141,500
Bear Stearns Commercial Mortgage Securitization Corp. Ser. 00-WF2, Class F, 8.453s, 2032			--	--	189,000	225,871	124,000	148,191
Bear Stearns Commercial Mortgage Securitization Corp. 144A
Ser. 04-ESA, Class K, 5.716s, 2016			--	--	230,000	230,000	200,000	200,000
Ser. 04-HS2A, Class G, 4.616s, 2016			--	--	175,000	175,000	175,000	175,000
Chase Commercial Mortgage Securities Corp. Ser. 00-3, Class A2, 7.319s, 2032			--	--	118,000	132,463	116,000	130,218
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030			--	--	962,000	1,042,784	896,000	971,242
Ser. 98-1, Class G, 6.56s, 2030			--	--	249,000	272,728	231,000	253,013
Ser. 98-1, Class H, 6.34s, 2030			91,000	80,670	371,000	328,884	362,000	320,906
Chase Manhattan Bank-First Union National Ser. 99-1, Class A1, 7.134s, 2031			128,159	131,764	--	--	--	--
Citigroup Commercial Mortgage Trust 144A Ser. 05-C3, Class XC, 0.055s, 2043			10,995,000	118,969	25,666,000	277,714	24,691,000	267,164
Commercial Mortgage Acceptance Corp.
Ser. 97-ML1, Class A3, 6.57s, 2030			--	--	397,000	411,855	251,000	260,392
Ser. 97-ML1, Class A2, 6.53s, 2030			201,582	203,094	252,609	254,504	151,565	152,702
Ser. 97-ML1, IO, 0.915s, 2017			2,843,925	56,434	10,737,550	213,073	6,974,552	138,401
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031			--	--	415,000	446,151	404,000	434,325
Ser. 98-C2, Class F, 5.44s, 2030			--	--	146,000	150,146	142,000	146,033
Commercial Mortgage Pass-Through Certificates 144A
Ser. 01-FL4A, Class D, 4.07s, 2013			102,000	102,000	582,000	582,000	564,000	564,000
FRB Ser. 01-J2A, Class A2F, 3.736s, 2034			92,000	93,244	326,000	330,408	314,000	318,246
Ser. 05-LP5, Class XC, IO, 0.049s, 2043			4,980,000	52,290	13,425,000	140,963	13,060,288	137,133
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1, Class B, 7s, 2033			280,000	297,994	--	--	--	--
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D, 5.612s, 2035			180,000	180,049	620,000	620,170	597,000	597,163
CS First Boston Mortgage Securities Corp. Ser. 97-C2, Class F, 7.46s, 2035			52,000	57,221	303,000	333,424	294,000	323,520
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 03-TF2A, Class L, 7.22s, 2014			--	--	254,000	253,265	245,000	244,291
FRB Ser. 04-TF2A, Class J, 4.17s, 2016			100,000	100,000	176,000	176,000	171,000	171,000
FRB Ser. 05-TFLA, Class J, 4.17s, 2020			--	--	67,000	67,000	64,000	64,000
FRB Ser. 05-TFLA, Class H, 3.97s, 2020			--	--	67,000	67,000	64,000	64,000
FRB Ser. 04-TF2A, Class H, 3.92s, 2019			100,000	100,000	132,000	132,000	128,000	128,000
FRB Ser. 02-FL2A, Class A2, 3.61s, 2010			164,562	164,562	--	--	--	--
Ser. 01-CK1, Class AY, IO, 0.904s, 2035			3,920,000	143,938	13,888,000	509,950	13,364,000	490,709
Ser. 05-C2, Class AX, IO, 0.078s, 2037			4,456,000	70,240	13,485,000	212,564	17,000,000	267,971
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1, Class X, IO, 1.061s, 2031			3,760,772	85,499	14,574,082	331,333	10,913,284	248,107
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033			--	--	472,000	535,301	463,000	525,094
Ser. 99-CG2, Class B4, 6.1s, 2032			--	--	571,000	593,139	551,000	572,364
Ser. 98-CF2, Class B3, 6.04s, 2031			--	--	100,000	104,419	100,000	104,419
DLJ Commercial Mortgage Corp. 144A Ser. 99-CG2, Class B3, 6.1s, 2032			--	--	378,000	393,234	332,000	345,380
DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1, Class A3, 7.76s, 2030			--	--	250,000	261,578	200,000	209,263
Fannie Mae
IFB Ser. 05-37, Class SU, 15.942s, 2035			196,820	239,371	787,278	957,485	787,278	957,485
IFB Ser. 04-10, Class QC, 15.342s, 2031			98,178	112,022	604,173	689,367	559,615	638,526
IFB Ser. 05-57, Class CD, 13.388s, 2035			200,000	230,873	360,000	415,572	350,000	404,028
IFB Ser. 05-45, Class DA, 12.267s, 2035			238,158	275,078	713,484	824,089	832,563	961,628
IFB Ser. 05-45, Class DC, 12.157s, 2035			198,466	228,345	694,630	799,207	496,164	570,862
IFB Ser. 02-36, Class SJ, 11.839s, 2029			7,833	8,100	29,338	30,336	18,482	19,110
IFB Ser. 05-57, Class DC, 11.733s, 2034			210,000	239,088	660,000	751,418	640,000	728,648
IFB Ser. 04-79, Class SA, 10.713s, 2032			323,628	349,596	1,116,609	1,206,204	1,077,273	1,163,712
IFB Ser. 05-45, Class PC, 10.307s, 2034			108,215	120,669	326,632	364,221	327,625	365,328
Ser. 04-T3, Class PT1, 9.89s, 2044			27,374	30,270	395,550	437,405	188,194	208,108
IFB Ser. 03-87, Class SP, 9.585s, 2032			132,240	133,500	433,528	437,660	433,036	437,163
Ser. 02-T1, Class A4, 9 1/2s, 2031			7,211	7,837	--	--	--	--
Ser. 02-T4, Class A4, 9 1/2s, 2041			59,988	65,148	529,895	575,478	67,987	73,835
Ser. 02-T6, Class A3, 9 1/2s, 2041			52,717	57,156	170,159	184,486	167,816	181,946
Ser. 02-T12, Class A4, 9 1/2s, 2042			25,824	28,103	83,174	90,515	81,832	89,055
Ser. 03-W6, Class PT1, 9.43s, 2042			69,364	75,634	276,345	301,324	161,451	176,044
IFB Ser. 05-59, Class DQ, 9.15s, 2035			--	--	424,000	440,695	409,000	425,104
IFB Ser. 05-57, Class MN, 8.877s, 2035			--	--	260,000	276,678	251,000	267,100
Ser. 254, Class 2, IO, 7 1/2s, 2024			222,058	45,585	--	--	--	--
Ser. 99-T2, Class A1, 7 1/2s, 2039			122,546	131,040	49,448	52,876	39,090	41,799
Ser. 00-T6, Class A1, 7 1/2s, 2030			--	--	--	--	1,964	2,088
Ser. 01-T1, Class A1, 7 1/2s, 2040			13,336	14,228	121,096	129,186	77,352	82,520
Ser. 01-T3, Class A1, 7 1/2s, 2040			18,072	19,233	58,033	61,761	60,324	64,199
Ser. 01-T4, Class A1, 7 1/2s, 2028			27,476	29,520	228,879	245,909	187,265	201,198
Ser. 01-T5, Class A3, 7 1/2s, 2030			--	--	380,770	404,873	--	--
Ser. 01-T7, Class A1, 7 1/2s, 2041			231,862	246,609	1,040,565	1,106,749	869,541	924,848
Ser. 01-T8, Class A1, 7 1/2s, 2041			426,466	454,016	2,302,365	2,451,100	2,998,790	3,192,514
Ser. 01-T10, Class A2, 7 1/2s, 2041			--	--	--	--	4,955	5,283
Ser. 01-T12, Class A2, 7 1/2s, 2041			76,121	81,205	270,529	288,600	259,576	276,916
Ser. 02-14, Class A2, 7 1/2s, 2042			118,838	126,990	764,499	816,945	906,024	968,178
Ser. 02-26, Class A2, 7 1/2s, 2048			--	--	219,015	234,364	155,838	166,759
Ser. 02-T1, Class A3, 7 1/2s, 2031			25,094	26,786	1,135,003	1,211,521	171,621	183,191
Ser. 02-T4, Class A3, 7 1/2s, 2041			96,132	102,532	716,308	764,001	869,510	927,403
Ser. 02-T6, Class A2, 7 1/2s, 2041			289,629	308,563	2,090,598	2,227,269	1,376,709	1,466,711
Ser. 02-T12, Class A3, 7 1/2s, 2042			19,614	20,958	209,870	224,248	122,914	131,335
Ser. 02-T16, Class A3, 7 1/2s, 2042			414,573	443,625	1,585,361	1,696,461	1,254,020	1,341,900
Ser. 02-T18, Class A4, 7 1/2s, 2042			183,403	196,288	378,116	404,682	792,186	847,843
Ser. 02-T19, Class A3, 7 1/2s, 2042			43,747	46,818	--	--	--	--
Ser. 02-W1, Class 2A, 7 1/2s, 2042			36,628	38,930	231,267	245,802	382,317	406,344
Ser. 02-W3, Class A5, 7 1/2s, 2028			42,452	45,364	899,508	961,215	1,437,484	1,536,097
Ser. 02-W4, Class A5, 7 1/2s, 2042			250,871	268,226	1,107,038	1,183,624	895,585	957,543
Ser. 02-W6, Class 2A, 7 1/2s, 2042			208,297	222,560	687,270	734,328	679,844	726,393
Ser. 02-W7, Class A5, 7 1/2s, 2029			179,743	192,279	180,801	193,410	173,047	185,116
Ser. 03-W1, Class 2A, 7 1/2s, 2042			12,756	13,599	--	--	--	--
Ser. 03-W2, Class 1A3, 7 1/2s, 2042			712,996	763,471	231,750	248,157	857,354	918,048
Ser. 03-W3, Class 1A3, 7 1/2s, 2042			156,482	167,478	497,184	532,121	296,573	317,413
Ser. 03-W4, Class 4A, 7 1/2s, 2042			130,222	138,993	107,376	114,609	102,807	109,732
Ser. 03-W10, Class 1A1, 7 1/2s, 2032			--	--	188,803	201,597	180,551	192,786
Ser. 04-T2, Class 1A4, 7 1/2s, 2043			91,103	97,949	316,535	340,319	303,236	326,020
Ser. 04-T3, Class 1A4, 7 1/2s, 2044			5,957	6,390	26,474	28,402	17,208	18,461
Ser. 04-W2, Class 5A, 7 1/2s, 2044			157,219	168,814	--	--	--	--
Ser. 04-W8, Class 3A, 7 1/2s, 2044			313,894	337,042	1,063,073	1,141,471	967,540	1,038,893
Ser. 04-W9, Class 2A3, 7 1/2s, 2044			123,626	132,540	--	--	--	--
Ser. 04-W11, Class 1A4, 7 1/2s, 2044			240,309	257,895	1,232,254	1,322,431	1,185,421	1,272,171
Ser. 04-W12, Class 1A4, 7 1/2s, 2044			95,235	102,172	225,332	241,745	218,529	234,447
Ser. 04-W14, Class 2A, 7 1/2s, 2044			31,156	33,464	101,716	109,250	101,716	109,250
Ser. 05-W1, Class 1A4, 7 1/2s, 2044			260,187	279,112	921,647	988,686	885,001	949,375
Ser. 03-14, Class AI, IO, 7s, 2033			80,665	13,027	280,821	45,352	269,228	43,480
Ser. 04-W1, Class 2A2, 7s, 2033			711,877	755,701	2,142,155	2,274,032	2,060,289	2,187,126
Ser. 05-45, Class OX, IO, 7s, 2035			127,851	20,405	236,476	37,742	296,075	47,254
IFB Ser. 02-97, Class TW, IO, 6 1/2s, 2031			108,182	16,428	384,408	58,375	369,167	56,060
Ser. 318, Class 2, IO, 6s, 2032			45,344	7,474	158,085	26,056	151,458	24,963
Ser. 03-22, IO, 6s, 2033			409,757	63,316	--	--	--	--
Ser. 03-31, Class IM, IO, 5 3/4s, 2032			262,237	24,462	1,617,439	150,876	1,496,977	139,639
Ser. 329, Class 2, IO, 5 1/2s, 2033			2,713,946	475,781	14,135,106	2,478,021	11,582,361	2,030,500
Ser. 331, Class 1, IO, 5 1/2s, 2032			443,017	69,914	1,427,617	225,297	1,410,464	222,590
Ser. 333, Class 2, IO, 5 1/2s, 2033			2,627,412	462,965	12,082,185	2,128,951	10,119,557	1,783,125
Ser. 338, Class 2, IO, 5 1/2s, 2033			1,044,070	183,496	5,087,726	894,169	4,847,459	851,942
Ser. 350, Class 2, IO, 5 1/2s, 2034			1,255,441	215,966	6,196,928	1,066,019	5,943,362	1,022,400
Ser. 03-8, Class IP, IO, 5 1/2s, 2028			--	--	912,166	37,118	842,289	34,275
Ser. 03-26, Class OI, IO, 5 1/2s, 2032			433,262	55,401	1,539,515	196,859	1,478,475	189,053
Ser. 03-45, Class AI, IO, 5 1/2s, 2033			817,854	106,238	--	--	--	--
Ser. 03-71, Class IE, IO, 5 1/2s, 2033			281,895	46,206	1,001,661	164,184	961,947	157,674
Ser. 04-23, IO, 5 1/2s, 2034			368,266	65,982	--	--	--	--
Ser. 03-14, Class XI, IO, 5 1/4s, 2033			223,914	26,614	779,509	92,651	747,332	88,827
Ser. 03-14, Class TI, IO, 5s, 2033			215,501	24,077	750,223	83,820	719,254	80,360
Ser. 03-24, Class UI, IO, 5s, 2031			238,919	28,955	670,776	81,291	669,158	81,095
IFB Ser. 02-89, Class S, IO, 4.886s, 2033			340,064	31,031	1,183,986	108,039	1,135,180	103,585
IFB Ser. 02-36, Class QH, IO, 4.736s, 2029			16,972	499	63,566	1,870	47,393	1,394
Ser. 343, Class 25, IO, 4 1/2s, 2018			343,593	46,982	1,126,414	154,023	1,125,134	153,848
IFB Ser. 02-92, Class SB, IO, 4.036s, 2030			118,434	7,671	412,727	26,732	395,680	25,628
IFB Ser. 97-44, Class SN, IO, 3.89s, 2023			111,327	9,593	382,625	32,971	367,862	31,699
IFB Ser. 05-52, Class DC, IO, 3.886s, 2035			247,108	19,004	862,395	66,324	826,669	63,576
IFB Ser. 04-24, Class CS, IO, 3.836s, 2034			382,505	35,382	1,320,230	122,121	1,275,016	117,939
IFB Ser. 03-122, Class SA, IO, 3.786s, 2028			543,438	35,790	1,931,059	127,177	1,858,215	122,380
IFB Ser. 03-122, Class SJ, IO, 3.786s, 2028			582,577	37,965	2,070,083	134,901	1,988,007	129,552
Ser. 05-65, Class KI, IO, 3.76s, 2035			1,607,000	99,017	2,372,000	146,153	2,963,000	182,568
IFB Ser. 04-60, Class SW, IO, 3.736s, 2034			716,660	65,395	2,494,900	227,660	2,391,911	218,262
IFB Ser. 04-64, Class SW, IO, 3.736s, 2034			1,022,485	66,461	3,559,735	231,383	3,412,639	221,822
IFB Ser. 04-65, Class ST, IO, 3.736s, 2034			512,192	33,293	1,782,529	115,864	1,708,744	111,068
IFB Ser. 04-99, Class SA, IO, 3.686s, 2035			87,222	4,827	--	--	--	--
IFB Ser. 05-62, Class FS, IO, 3.66s, 2034			351,000	27,806	1,207,000	95,619	1,160,000	91,895
IFB Ser. 05-57, Class DI, IO, 3.61s, 2035			910,000	74,636	3,170,000	259,994	3,040,000	249,332
IFB Ser. 05-57, Class CI, IO, 3.57s, 2035			410,000	27,372	1,440,000	96,136	1,380,000	92,130
IFB Ser. 05-42, Class PQ, IO, 3.486s, 2035			98,493	9,017	472,767	43,280	453,068	41,476
IFB Ser. 05-42, Class SA, IO, 3.486s, 2035			607,750	45,784	2,114,930	159,326	2,028,108	152,785
IFB Ser. 05-17, Class ES, IO, 3.436s, 2035			259,108	27,044	920,689	96,097	884,185	92,287
IFB Ser. 05-17, Class SY, IO, 3.436s, 2035			196,618	19,539	432,371	42,967	415,228	41,263
IFB Ser. 05-29, Class SC, IO, 3.436s, 2035			1,084,884	95,944	--	--	--	--
IFB Ser. 05-29, Class SD, IO, 3.436s, 2035			195,068	15,026	1,254,967	96,672	1,204,999	92,823
IFB Ser. 05-45, Class EW, IO, 3.406s, 2035			1,185,936	68,968	1,757,333	102,198	2,198,344	127,845
IFB Ser. 05-45, Class SR, IO,3.406s, 2035			1,177,772	64,680	4,100,157	225,171	3,930,907	215,876
IFB Ser. 05-17, Class SA, IO, 3.386s, 2035			1,253,430	104,975	1,410,111	118,097	1,354,203	113,414
IFB Ser. 05-17, Class SE, IO, 3.386s, 2035			437,427	34,516	1,554,316	122,645	1,492,690	117,783
IFB Ser. 05-29, Class SX, IO, 3.386s, 2035			570,335	38,319	2,026,579	136,161	1,946,229	130,762
IFB Ser. 05-29, Class SY, IO, 3.386s, 2035			1,321,179	108,222	--	--	--	--
IFB Ser. 05-23, Class SG, IO, 3.386s, 2035			445,417	34,659	1,583,597	123,224	1,521,049	118,357
IFB Ser. 05-54, Class SA, IO, 3.386s, 2035			829,467	47,694	2,866,569	164,828	2,767,456	159,129
IFB Ser. 04-38, Class SI, IO, 3.256s, 2033			786,966	40,936	2,740,319	142,546	2,627,239	136,664
IFB Ser. 04-72, Class SB, IO, 3.186s, 2034			379,448	18,972	1,321,636	66,082	1,267,613	63,381
IFB Ser. 05-58, Class IK, IO, 2.81s, 2035			291,000	14,459	1,007,000	50,035	972,000	48,296
Ser. 03-W12, Class 2, IO, 2.216s, 2043			1,207,408	58,460	4,147,185	200,796	3,411,241	165,164
Ser. 03-W10, Class 1, IO, 1.975s, 2043			1,830,330	82,937	8,749,269	396,451	12,732,802	576,955
Ser. 03-W10, Class 3, IO, 1.942s, 2043			636,769	29,650	2,614,436	121,735	2,039,766	94,977
Ser. 03-W8, Class 12, IO, 1.64s, 2042			2,820,478	107,954	10,008,084	383,061	7,705,879	294,944
Ser. 03-W6, Class 11, IO, 1.42s, 2042			667,398	4,416	529,422	3,503	1,273,559	8,428
Ser. 03-W17, Class 12, IO, 1.156s, 2033			--	--	3,095,347	87,990	2,971,698	84,475
Ser. 03-T2, Class 2, IO, 0.928s, 2042			1,370,561	24,677	13,191,648	237,514	9,379,775	168,882
Ser. 03-W6, Class 51, IO, 0.682s, 2042			882,256	12,720	3,946,401	56,899	3,125,483	45,063
Ser. 03-W8, Class 11, IO, 0.66s, 2042			1,433,204	1,109	5,066,618	3,922	3,906,906	3,024
Ser. 01-T12, Class IO, 0.57s, 2041			2,301,765	26,020	2,650,941	29,968	1,764,035	19,942
IFB Ser. 04-90, Class KS, IO, 1/2s, 2034			1,731,753	28,304	--	--	--	--
Ser. 01-50, Class B1, IO, 0.471s, 2041			1,244,414	11,154	4,269,387	38,268	2,858,357	25,620
Ser. 03-W2, Class 1, IO, 0.47s, 2042			687,237	6,384	24,129,640	224,132	19,318,984	179,447
Ser. 03-W6, Class 21, IO, 0.455s, 2042			604,674	90	479,858	71	1,153,757	171
Ser. 02-T4, IO, 0.45s, 2041			13,588,791	116,380	14,282,757	122,324	9,031,609	77,351
Ser. 02-T1, Class IO, IO, 0.419s, 2031			2,111,056	18,256	2,621,389	22,670	1,664,515	14,395
Ser. 03-W6, Class 3, IO, 0.365s, 2042			1,251,291	9,862	5,596,427	44,107	4,432,574	34,935
Ser. 03-W6, Class 23, IO, 0.352s, 2042			1,323,661	9,715	5,919,004	43,444	4,687,756	34,407
Ser. 01-79, Class BI, IO, 0.344s, 2045			2,236,165	16,947	15,240,327	115,500	10,836,801	82,128
IFB Ser. 04-89, Class EX, IO, 0.05s, 2034			853,308	1,445	--	--	--	--
Ser. 352, Class 1, Principal Only (PO), zero %, 2034			2,057,816	1,723,597	4,653,585	3,897,775	4,563,472	3,822,298
Ser. 353, Class 1, PO, zero %, 2034			589,626	469,222	5,765,201	4,587,920	5,542,325	4,410,556
Ser. 354, Class 1, PO, zero %, 2034			2,890,614	2,421,931	3,687,746	3,089,816	3,524,027	2,952,643
Ser. 03-34, Class P1, PO, zero %, 2043			67,921	48,143	--	--	--	--
FRB Ser. 05-22, Class UF, zero %, 2035			168,455	171,478	--	--	--	--
FRB Ser. 05-57, Class UL, zero %, 2035			280,000	282,509	967,000	975,666	934,000	942,371
Ser. 05-65, Class KO, PO, zero %, 2035			--	--	--	--	100,000	88,993
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042			26,840	29,186	86,270	93,813	84,992	92,423
Ser. T-41, Class 3A, 7 1/2s, 2032			113,291	120,714	166,427	177,333	159,409	169,855
Ser. T-42, Class A5, 7 1/2s, 2042			172,658	184,392	498,930	532,838	836,629	893,486
Ser. T-51, Class 2A, 7 1/2s, 2042			185,934	198,066	527,507	561,928	612,711	652,691
Ser. T-57, Class 1A3, 7 1/2s, 2043			339,072	363,231	1,112,201	1,191,446	1,111,097	1,190,263
Ser. T-58, Class 4A, 7 1/2s, 2043			983,625	1,050,410	319,691	341,396	175,947	187,893
Ser. T-59, Class 1A3, 7 1/2s, 2043			302,728	325,267	502,857	540,297	806,218	866,245
Ser. T-60, Class 1A3, 7 1/2s, 2044			502,932	537,901	1,618,726	1,731,278	1,597,707	1,708,797
Ser. T-56, Class A, IO, 1.014s, 2043			1,240,429	17,056	4,357,182	59,911	3,475,228	47,784
Ser. T-56, Class 3, IO, 0.354s, 2043			1,186,707	11,125	3,941,105	36,948	3,219,693	30,185
Ser. T-56, Class 1, IO, 0.284s, 2043			1,409,647	10,132	4,682,281	33,654	3,824,707	27,490
Ser. T-56, Class 2, IO, 0.038s, 2043			1,353,973	2,962	4,496,112	9,835	3,672,980	8,035
FFCA Secured Lending Corp.
Ser. 99-1A, Class C1, 7.59s, 2025			100,000	70,000	--	--	--	--
Ser. 00-1, Class X, IO, 1.511s, 2020			853,106	55,018	3,298,296	212,714	2,107,942	135,945
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2, 7.77s, 2027			319,686	365,528	1,087,911	1,243,913	574,946	657,391
First Union National Bank-Bank of America Commercial Mortgage 144A Ser. 01-C1, Class 3, IO, 2s, 2033			--	--	7,242,950	557,359	6,451,174	496,431
First Union-Lehman Brothers Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029			--	--	580,000	685,639	538,000	635,989
Ser. 97-C1, Class A3, 7.38s, 2029			490,995	505,102	--	--	--	--
First Union-Lehman Brothers-Bank of America 144A Ser. 98-C2, Class G, 7s, 2035			--	--	287,000	326,748	281,000	319,917
Freddie Mac
IFB Ser. 2771, Class SV, 15.955s, 2034			114,134	137,118	--	--	--	--
IFB Ser. 2763, Class SC, 15.72s, 2032			319,845	364,316	1,137,137	1,295,242	1,134,670	1,292,433
IFB Ser. 2990, Class DP, 12.943s, 2035			100,000	110,688	592,000	655,270	571,000	638,306
IFB Ser. 2990, Class SL, 12.687s, 2034			100,000	112,688	597,000	672,744	576,000	660,006
IFB Ser. 2976, Class LC, 12.613s, 2035			--	--	279,402	320,251	268,425	307,670
IFB Ser. 2976, Class KL, 12.577s, 2035			206,557	236,092	659,586	753,896	632,643	723,102
IFB Ser. 2967, Class DS, 10.44s, 2035			--	--	169,235	175,185	163,331	169,073
IFB Ser. 2990, Class LB, 9.048s, 2035			206,000	210,442	699,000	714,072	669,000	685,097
IFB Ser. 2990, Class ND, 9.042s, 2035			--	--	182,000	185,014	176,000	181,261
IFB Ser. 2990, Class WP, 8.287s, 2035			100,000	102,688	472,000	484,685	456,000	473,633
IFB Ser. 2945, Class SA, 6.498s, 2020			300,000	302,208	1,100,000	1,108,095	1,100,000	1,108,095
Ser. 224, IO, 6s, 2033			135,311	21,650	471,747	75,479	451,970	72,315
Ser. 2778, Class TI, IO, 6s, 2033			399,355	61,962	1,369,220	212,443	1,320,319	204,855
Ser. 223, IO, 5 1/2s, 2032			261,028	43,557	1,279,117	213,445	1,215,690	202,861
Ser. 226, IO, 5 1/2s, 2034			782,669	140,829	3,232,193	581,583	3,096,925	557,243
Ser. 2553, Class IJ, IO, 5 1/2s, 2020			50,000	473	--	--	--	--
Ser. 2581, Class IH, IO, 5 1/2s, 2031			--	--	447,101	99,736	425,918	95,011
Ser. 2590, Class YD, IO, 5 1/2s, 2032			100,000	26,853	--	--	--	--
Ser. 2595, Class WU, IO, 5 1/2s, 2026			547,200	64,296	--	--	--	--
Ser. 2600, Class CI, IO, 5 1/2s, 2029			--	--	138,306	26,970	132,823	25,900
Ser. 2664, Class UD, IO, 5 1/2s, 2028			--	--	220,410	33,474	211,671	32,146
IFB Ser. 2927, Class SI, IO, 5.28s, 2035			324,433	45,807	1,153,974	162,931	1,108,320	156,485
IFB Ser. 2538, Class SH, IO, 4.33s, 2032			71,019	5,445	247,235	18,955	237,026	18,172
IFB Ser. 2828, Class GI, IO, 4.28s, 2034			349,300	44,033	1,145,124	144,354	1,143,822	144,190
IFB Ser. 2802, Class SM, IO, 4.13s, 2032			143,366	9,379	494,516	32,351	474,306	31,029
IFB Ser. 2869, Class SH, IO, 4.08s, 2034			200,313	17,886	690,693	61,672	663,308	59,227
IFB Ser. 2869, Class JS, IO, 4.03s, 2034			914,742	80,360	2,998,837	263,448	2,995,427	263,148
IFB Ser. 2882, Class SL, IO, 3.98s, 2034			100,015	10,183	595,962	60,675	595,285	60,607
IFB Ser. 2594, Class OS, IO, 3.83s, 2032			475,450	28,750	1,833,880	110,893	1,698,037	102,678
IFB Ser. 2682, Class TQ, IO, 3.83s, 2033			190,133	13,072	662,681	45,559	635,235	43,672
IFB Ser. 2815, Class PT, IO, 3.83s, 2032			335,578	30,679	1,192,413	109,011	1,145,137	104,689
IFB Ser. 2990, Class LI, IO, 3.54s, 2035			310,000	25,284	1,096,000	89,393	1,049,000	83,602
IFB Ser. 2922, Class SE, IO, 3.53s, 2035			644,452	37,894	2,243,269	131,904	2,150,719	126,462
IFB Ser. 2924, Class SA, IO, 3.48s, 2035			918,578	53,966	3,198,649	187,921	3,066,808	180,175
IFB Ser. 2927, Class ES, IO, 3.48s, 2035			260,619	21,480	923,925	76,150	887,673	73,162
IFB Ser. 2950, Class SM, IO, 3.48s, 2016			356,455	29,853	1,266,596	106,077	1,216,377	101,872
IFB Ser. 2962, Class BS, IO, 3.43s, 2035			1,065,909	66,992	3,734,986	234,742	3,558,027	223,621
IFB Ser. 2863, Class SX, IO, 3.28s, 2031			142,946	8,041	443,773	24,962	425,282	23,922
IFB Ser. 2835, Class BI, IO, 0.03s, 2030			362,705	296	--	--	--	--
Ser. 228, PO, zero %, 2035			1,124,398	968,432	7,571,435	6,521,201	7,278,583	6,268,971
Ser. 1208, Class F, PO, zero %, 2022			14,609	12,038	--	--	--	--
Ser. 2696, PO, zero %, 2033			58,541	48,584	359,612	298,447	346,231	287,342
FRB Ser. 2992, Class WM, zero %, 2035			--	--	291,000	301,272	281,000	290,919
GE Capital Commercial Mortgage Corp. 144A Ser. 05-C2, Class XC, IO, 0.044s, 2043			12,222,000	108,006	21,663,000	191,436	20,831,000	184,084
General Growth Properties-Mall Properties Trust FRB Ser. 01-C1A, Class D3, 5.47s, 2014			50,410	50,457	180,252	180,421	145,118	145,254
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.032s, 2036			31,000	32,830	75,000	79,426	112,000	118,610
Ser. 03-C2, Class A2, 5.446s, 2040			198,000	210,499	1,181,000	1,255,551	1,179,000	1,253,424
Ser. 04-C2, Class A4, 5.301s, 2038			62,000	65,267	315,000	331,597	311,000	327,387
Ser. 05-C1, Class X1, IO, 0.095s, 2043			4,751,000	88,524	19,984,000	372,358	21,705,000	404,425
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036			--	--	350,039	283,330	306,364	247,979
FRN Ser. 02-FL1A, Class D, 5.96s, 2014			--	--	81,017	81,394	74,978	75,328
Government National Mortgage Association
IFB Ser. 05-7, Class JM, 9.6s, 2034			229,349	248,112	790,523	855,195	763,196	825,632
Ser. 97-13, Class PI, IO, 8s, 2027			131,247	26,517	--	--	--	--
Ser. 05-13, Class MI, IO, 5 1/2s, 2032			239,781	30,949	840,206	108,448	800,398	103,310
Ser. 05-13, Class PI, IO, 5 1/2s, 2033			259,855	37,099	923,347	131,825	886,737	126,598
Ser. 03-40, Class IE, IO, 5s, 2028			120,235	8,073	--	--	--	--
IFB Ser. 04-86, Class SW, IO, 3.49s, 2034			197,542	12,434	1,599,149	100,653	1,486,268	93,548
IFB Ser. 05-28, Class SA, IO, 2.94s, 2035			1,037,620	43,613	3,686,989	154,969	3,540,806	148,825
IFB Ser. 04-11, Class SA, IO, 2.24s, 2034			430,806	16,600	1,498,457	57,740	1,436,305	55,345
Ser. 98-2, Class EA, PO, zero %, 2028			32,916	28,164	6,280	5,373	--	--
Ser. 99-31, Class MP, PO, zero %, 2029			31,817	28,254	150,317	133,481	75,159	66,741
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 6.47s, 2015			62,000	62,349	124,000	124,698	114,000	114,641
Ser. 05-GG4, Class XC, IO, 0.107s, 2039			6,776,000	137,553	23,328,000	473,558	22,464,000	456,019
HVB Mortgage Capital Corp. Ser. 03-FL1A, Class K, 6.04s, 2022			118,000	118,000	--	--	--	--
IStar Asset Receivables Trust Ser. 02-1A, Class E, 4.555s, 2020			133,000	133,080	501,000	501,301	314,000	314,188
JP Morgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 04-FL1A, Class X1A, IO, 1.063s, 2019			4,486,250	38,941	--	--	--	--
Ser. 05-LDP2, Class X1, IO, 0.048s, 2042			11,987,000	201,286	42,192,000	708,488	35,244,000	591,817
Ser. 05-LDP1, Class X1, IO, 0.038s, 2046			2,273,526	22,042	8,057,688	78,119	7,710,219	74,751
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031			--	--	149,428	157,565	136,004	143,410
Ser. 99-C1, Class G, 6.41s, 2031			--	--	159,961	155,886	145,590	141,881
Ser. 98-C4, Class G, 5.6s, 2035			--	--	132,000	131,995	127,000	126,995
Ser. 98-C4, Class H, 5.6s, 2035			--	--	223,000	216,650	215,000	208,878
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C3, Class XCL, IO, 0.133s, 2040			2,657,000	58,818	14,871,000	329,199	12,260,000	271,400
Ser. 05-C2, Class XCL, IO, 0.111s, 2040			13,401,000	154,103	32,607,000	374,961	35,172,000	404,457
Lehman Brothers Floating Rate Commercial Mortgage Trust 144A FRB
Ser. 03-LLFA, Class L, 6.966s, 2014			--	--	356,000	345,640	345,000	334,960
Ser. 04-LLFA, Class H, 4.17s, 2017			175,000	175,665	184,000	184,699	214,000	214,813
Ser. 03-C4, Class A, 3.81s, 2015			45,624	45,638	159,109	159,159	122,687	122,725
Merrill Lynch Mortgage Investors, Inc.
Ser. 98-C3, Class E, 7.139s, 2030			--	--	137,000	154,100	127,000	142,852
Ser. 96-C2, Class JS, IO, 2.53s, 2028			521,097	21,251	953,226	38,874	363,698	14,832
Merrill Lynch Mortgage Trust Ser. 05-MCP1, Class XC, 0.049s, 2043			4,595,000	62,182	15,553,000	210,473	14,960,000	202,448
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C2, Class X, IO, 6s, 2040			208,844	80,429	531,603	204,730	520,611	200,496
Morgan Stanley Capital I 144A
Ser. 96-C1, Class E, 7.345s, 2028			--	--	240,000	243,742	230,000	233,586
Ser. 98-HF1, Class F, 7.18s, 2030			14,000	14,887	124,000	131,857	115,000	122,287
Ser. 04-RR, Class F5, 6s, 2039			--	--	395,000	345,492	340,000	297,386
Ser. 04-RR, Class F6, 6s, 2039			--	--	395,000	333,612	350,000	295,606
Ser. 05-HQ5, Class X1, IO, 0.047s, 2042			7,930,906	67,227	11,164,607	94,637	10,648,134	90,260
Mortgage Capital Funding, Inc.
Ser. 97-MC1, Class A3, 7.288s, 2027			46,639	47,033	--	--	--	--
Ser. 97-MC2, Class X, IO, 1.465s, 2012			1,106,064	22,624	306,435	6,268	--	--
FRB Ser. 98-MC2, Class E, 7.103s, 2030			37,000	39,704	215,000	230,710	206,000	221,053
Nomura Asset Securities Corp. Ser. 96-MD5, Class A1C, 7.12s, 2039			235,000	239,886	1,315,000	1,342,341	1,017,566	1,038,723
Permanent Financing PLC FRB Ser. 8, Class 2C, 3.818s, 2042 (United Kingdom)			165,000	165,000	--	--	--	--
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032			--	--	813,000	878,127	757,000	817,641
Ser. 00-C1, Class J, 6 5/8s, 2010			--	--	118,000	113,430	189,000	181,680
Ser. 00-C2, Class J, 6.22s, 2033			--	--	208,000	213,679	193,000	198,270
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 6.82s, 2034 (Ireland)			116,000	116,000	558,000	558,000	544,000	544,000
Ser. 04-1A, Class E, 4.57s, 2034 (Ireland)			100,000	100,000	220,000	220,000	429,000	429,000
QUIZNOS 144A Ser. 05-1, 7.3s, 2025			--	--	447,972	449,563	431,307	432,840
Salomon Brothers Mortgage Securities VII Ser. 96-C1, Class E, 8.42s, 2028			--	--	223,890	225,255	194,528	195,713
Salomon Brothers Mortgage Securities VII 144A Ser. 03-CDCA, Class X3CD, IO, 1.06s, 2015			478,856	8,161	1,658,485	28,266	1,546,955	26,365
Starwood Asset Receivables Trust 144A FRB
Ser. 03-1A, Class F, 4.414s, 2022			22,685	22,699	--	--	--	--
Ser. 03-1A, Class E, 4.364s, 2022			31,760	31,779	--	--	--	--
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)			--	--	172,000	152,529	165,000	146,321
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)			--	--	116,000	98,215	112,000	94,828
Ser. 04-1A, Class K, 5s, 2018 (Cayman Islands)			100,000	96,094	--	--	--	--
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)			--	--	76,000	67,397	74,000	65,623
TIAA Real Estate CDO, Ltd. Ser. 01-C1A, Class A1, 5.77s, 2016			10,150	10,186	--	--	--	--
Wachovia Bank Commercial Mortgage Trust Ser. 05-C17, Class A4, 5.083s, 2042			236,000	243,845	1,493,000	1,542,627	1,424,000	1,471,334
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 6.52s, 2018			--	--	164,000	162,383	156,000	154,462
Ser. 05-C18, Class XC, IO, 0.055s, 2042			9,198,000	97,729	22,193,000	235,801	25,626,000	272,276
Washington Mutual Asset Securities Corp. 144A
Ser. 05-C1A, Class G, 5.72s, 2036			--	--	46,000	46,933	44,000	44,892
Ser. 05-C1A, Class F, 5.3s, 2036			71,000	72,359	--	--	--	--

Total collateralized mortgage obligations (cost $32,203,848, $117,758,454 and $110,412,306)				$31,294,585		$113,752,433		$107,131,728

WARRANTS(a)(NON)			Growth 0.1%		Balanced --%		Conservative --%
	Expiration date		Warrants	Value	Warrants	Value	Warrants	Value

AboveNet, Inc.	9/08/08		356	$1,780	--	$--	179	$895
AboveNet, Inc.	9/08/10		419	419	--	--	212	212
Dayton Superior Corp. 144A	6/15/09		630	--	--	--	330	--
Hanaro Telecom, Inc. 144A Structured Exercise Call Warrants (issued by UBS AG) (South Korea)	9/05/05		179,002	433,210	--	--	--	--
ONO Finance PLC 144A (United Kingdom)	2/15/11		290	3	--	--	--	--
Pliant Corp. 144A	6/01/10		--	--	--	--	160	2
SK Telecom Structured Exercise Call Warrants 144A (South Korea) (issued by UBS AG)	7/15/05		2,650	466,893	--	--	--	--
TravelCenters of America, Inc. 144A	5/01/09		210	263	--	--	180	225
Ubiquitel, Inc. 144A	4/15/10		--	--	--	--	590	--

Total warrants (cost $1,148,841, $-- and $172,189)				$902,568		$--		$1,334

MUNICIPAL BONDS AND NOTES(a)			Growth --%		Balanced --%		Conservative 0.1%
	Rating (RAT)		Principal amount	Value	Principal amount	Value	Principal amount	Value

NJ State Tpk. Auth. Rev. Bonds, Ser. B, AMBAC, 4.252s, 1/1/16	Aaa		$--	$--	$255,000	$252,700	$200,000	$198,196
OR State G.O. Bonds (Taxable Pension), 5.892s, 6/1/27	Aa3		--	--	270,000	311,688	240,000	277,056

Total municipal bonds and notes (cost $--, $525,000 and $440,000)				$--		$564,388		$475,252

UNITS(a) (cost $--, $116,150 and $111,100)			Growth --%		Balanced --%		Conservative --%
			Units	Value	Units	Value	Units	Value

Cendant Corp. unit 4.89s, 2006			--	$--	230,000	$116,150	220,000	$111,100

SHORT-TERM INVESTMENTS(a)			Growth 11.5%		Balanced 15.9%		Conservative 23.5%
			Principal amount/Shares	Value	Principal amount/Shares	Value	Principal amount/Shares	Value

Danske Corp. for an effective yield of 2.88%, August 8, 2005 (Denmark)			$1,000,000	$996,960	$2,000,000	$1,993,920	$1,000,000	$996,960
Nordea Bank Finland PLC for an effective yield of 3.04%, December 30, 2005 (Sweden)			3,000,000	2,997,739	4,000,000	3,996,976	2,000,000	1,998,488
Societe Generale for an effective yield of 2.92%, August 9, 2005 (France)			2,000,000	1,999,988	2,000,000	1,999,988	1,000,000	999,994
Short-term investments held as collateral for loaned securities with yields ranging from 2.30% to 3.59% and due dates ranging from July 1, 2005 to August 17, 2005 (d)			42,251,754	42,235,732	71,523,216	71,495,831	12,111,037	12,106,415
Putnam Prime Money Market Fund (e)			113,823,701	113,823,701	222,954,730	222,954,729	195,075,146	195,075,146

Total short-term investments (cost $162,054,120, $302,441,444 and $211,177,003)				$162,054,120		$302,441,444		$211,177,003

TOTAL INVESTMENTS
Total investments (cost $1,403,009,484, $2,023,239,430 and $994,621,781) (b)				$1,482,959,397		$2,090,387,931		$1,020,732,227

Putnam Asset Allocation: Growth Portfolio
FORWARD CURRENCY CONTRACTS TO BUY at 6/30/05 (aggregate face value $148,823,458) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$77,161,470	$77,510,133	7/20/05	$(348,663)
British Pound	28,439,419	28,816,251	9/21/05	(376,832)
Canadian Dollar	5,693,745	5,530,609	7/20/05	163,136
Euro	10,648,512	10,674,121	9/21/05	(25,609)
Hong Kong Dollar	2,739,983	2,737,539	8/17/05	2,444
Japanese Yen	3,402,912	3,480,951	8/17/05	(78,039)
New Zealand Dollar	402,687	408,818	7/20/05	(6,131)
Norwegian Krone	7,939,203	8,103,420	9/21/05	(164,217)
Singapore Dollar	635,234	652,715	8/17/05	(17,481)
Swiss Franc	6,967,436	7,102,408	9/21/05	(134,972)
Taiwan Dollar	3,719,804	3,806,493	8/17/05	(86,689)

Total forward currency contracts to buy				$(1,073,053)

Putnam Asset Allocation: Growth Portfolio
FORWARD CURRENCY CONTRACTS TO SELL at 6/30/05 (aggregate face value $237,530,624) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$11,859,367	$11,872,943	7/20/05	$13,576
British Pound	27,594,590	27,997,753	9/21/05	403,163
Canadian Dollar	47,887,063	47,493,035	7/20/05	(394,028)
Danish Krone	1,697,008	1,724,029	9/21/05	27,021
Euro	68,844,294	69,585,652	9/21/05	741,358
Japanese Yen	28,243,473	29,174,126	8/17/05	930,653
Mexican Peso	4,181,464	3,946,599	7/20/05	(234,865)
Norwegian Krone	3,428,419	3,499,389	9/21/05	70,970
Swedish Krona	23,694,517	24,671,108	9/21/05	976,591
Swiss Franc	17,306,631	17,565,990	9/21/05	259,359

Total forward currency contracts to sell				$2,793,798

Putnam Asset Allocation: Growth Portfolio
FUTURES CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	19	$1,807,521	Sep-05	$33,290
Euro 90 day (Long)	19	4,567,125	Sep-05	(10,571)
Euro 90 day (Short)	189	45,430,875	Sep-05	46,384
Euro 90 day (Long)	12	2,880,900	Dec-05	(7,271)
Euro 90 day (Short)	9	2,160,675	Dec-05	4,127
Euro 90 day (Long)	10	2,400,250	Mar-06	(438)
Euro 90 day (Short)	4	960,100	Mar-06	(1,454)
Euro 90 day (Long)	8	1,919,901	Jun-06	1,909
Euro-Bobl 5 yr (Long)	75	10,498,667	Sep-05	59,693
Euro-Bund 10 yr (Long)	155	23,171,996	Sep-05	192,787
New Financial Times Stock Exchange 100 Index (Short)	513	47,086,999	Sep-05	(498,897)
Interest Rate Swap 10 yr (Long)	159	17,947,125	Sep-05	19,781
Japanese Government Bond 10 yr (Long)	16	20,391,732	Sep-05	86,766
Japanese Government Bond 10 yr (Short)	13	16,568,282	Sep-05	(82,190)
Japanese Government Bond 10 yr Mini (Long)	15	1,912,673	Sep-05	6,310
Russell 2000 Index Mini (Long)	72	4,630,320	Sep-05	117,951
Russell 2000 Index Mini (Short)	1,608	103,410,480	Sep-05	(2,916,296)
S&P 500 Index (Long)	50	14,943,750	Sep-05	(96,001)
S&P 500 Index Mini (Long)	4,037	241,311,675	Sep-05	(1,643,100)
SPI 200 Index (Long)	246	20,024,560	Sep-05	92,883
Tokyo Price Index (Short)	264	27,987,002	Sep-05	(817,211)
U.K. Gilt 10 yr (Long)	23	4,706,156	Sep-05	42,961
U.S. Treasury Bond 20 yr (Long)	89	10,568,750	Sep-05	205,704
U.S. Treasury Bond 20 yr (Short)	17	2,018,750	Sep-05	(36,615)
U.S. Treasury Note 2 yr (Short)	44	9,138,250	Sep-05	(8,959)
U.S. Treasury Note 5 yr (Short)	91	9,909,047	Sep-05	(39,504)
U.S. Treasury Note 10 yr (Short)	7	794,282	Sep-05	(6,555)

Total futures contracts outstanding				$(5,254,516)

Putnam Asset Allocation: Growth Portfolio
TBA SALE COMMITMENTS OUTSTANDING at 6/30/05 (proceeds receivable $11,043,530) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FHLMC, 6s, July 1, 2035	$450,000	7/14/05	$461,285
FHLMC, 5 1/2s, July 1, 2035	1,300,000	7/14/05	1,317,977
FHLMC, 5 1/2s, July 1, 2020	1,275,000	7/19/05	1,308,170
FNMA, 7s, July 1, 2035	1,654,000	7/14/05	1,743,936
FNMA, 6s, July 1, 2035	70,000	7/14/05	71,766
FNMA, 5s, July 1, 2035	6,152,000	7/14/05	6,151,520

Total TBA sale commitments outstanding			$11,054,654

Putnam Asset Allocation: Growth Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with JPMorgan Chase Bank, N.A. dated June 27, 2005 to receive semi-annually the notional amount multiplied by 4.296% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	$2,210,000	6/29/15	$(10,587)

Agreement with JPMorgan Chase Bank, N.A. dated June 30, 2005 for the obligation to receive/pay a fixed swap rate of 4.58% semi-annually versus the three month LIBOR. For this obligation, Putnam receives an upfront premium from JPMorgan Chase Bank, N.A. of 778 basis points.	3,080,000	7/3/17	-

Agreement with JPMorgan Chase Bank, N.A. dated June 30, 2005 for the obligation to receive/pay a fixed swap rate of 4.58% semi-annually versus the three month LIBOR. For this obligation, Putnam receives an upfront premium from JPMorgan Chase Bank, N.A. of 778 basis points.	3,080,000	7/3/17	-

Agreement with Bank of America, N.A. dated June 15, 2005 to pay semi-annually the notional amount multiplied by 4.555% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	740,000	6/17/15	(12,380)

Agreement with JPMorgan Chase Bank, N.A. dated June 14, 2005 to pay semi-annually the notional amount multiplied by 4.538% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	640,000	6/16/15	(9,683)

Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.466% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	260,000	6/23/15	(2,412)

Agreement with JPMorgan Chase Bank, N.A. dated June 22, 2005 to receive semi-annually the notional amount multiplied by 4.387% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	160,000	6/24/15	(249)

Agreement with Bank of America, N.A. dated June 22, 2005 to pay semi-annually the notional amount multiplied by 4.39% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	130,000	6/24/15	(403)

Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.45% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	110,000	6/23/15	(878)

Agreement with Bank of America, N.A. dated March 31, 2005 to pay semi-annually the notional amount multiplied by 4.6375% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	2,500,000	4/6/10	(62,744)

Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	1,000,000	3/30/09	27,089

Agreement with Bank of America, N.A. dated December 2, 2003 to receive semi-annually the notional amount multiplied by 2.444% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	111,000	12/5/05	(654)

Agreement with Bank of America, N.A. dated December 12, 2003 to pay semi-annually the notional amount multiplied by 2.1125% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	33,000	12/16/05	258

Agreement with Credit Suisse First Boston International dated October 5, 2004 to receive semi-annually the notional amount multiplied by 4.624% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	13,580,000	10/7/14	350,219

Agreement with Credit Suisse First Boston International dated July 7, 2004 to pay semi-annually the notional amount multiplied by 4.945% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	687,400	7/9/14	(43,389)

Agreement with Credit Suisse First Boston International dated July 7, 2004 to receive semi-annually the notional amount multiplied by 2.931% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	588,600	7/9/06	(1,637)

Agreement with Deutsche Bank AG dated July 31, 2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.7756%.	283,084	8/2/22	46,061

Agreement with Deutsche Bank AG dated July 31, 2002 to receive semi-annually the notional amount multiplied by the three month USD-LIBOR-BBA and pay quarterly the notional amount multiplied by 5.86%.	317,679	8/2/32	(65,715)

Agreement with Goldman Sachs Capital Markets, L.P. dated June 10, 2002 to pay quarterly the notional amount multiplied by the three month LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.405%.	2,448,129	8/15/10	(180,379)

Agreement with Goldman Sachs Capital Markets, L.P. dated July 30, 2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.845%.	570,000	8/1/22	97,562

Agreement with Goldman Sachs Capital Markets, L.P. dated July 30, 2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount multiplied by 5.919%.	639,659	8/1/32	(137,952)

Agreement with Goldman Sachs Capital Markets, L.P. dated August 8, 2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.601%.	283,084	8/12/22	39,611

Agreement with Goldman Sachs Capital Markets, L.P. dated August 8, 2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount multiplied by 5.689%.	317,679	8/12/32	(56,524)

Agreement with Lehman Brothers Special Financing, Inc. dated March 7, 2005 to pay semi-annually the notional amount multiplied by 3.9425% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	8,000,000	3/9/07	(79,740)

Agreement with Lehman Brothers Special Financing, Inc. dated March 7, 2005 to pay semi-annually the notional amount multiplied by 4.7025% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	7,000,000	3/9/15	(296,242)

Agreement with Lehman Brothers Special Financing, Inc. dated December 9, 2003 to receive semi-annually the notional amount multiplied by 4.641% and pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	2,517,000	12/15/13	66,269

Agreement with Lehman Brothers Special Financing, Inc. dated May 21, 2003 to pay semi-annually the notional amount multiplied by 3.1001% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	2,227,000	1/15/10	75,684

Agreement with Lehman Brothers Special Financing, Inc. dated December 5, 2003 to receive semi-annually the notional amount multiplied by 2.23762% and pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	1,316,000	12/9/05	(9,194)

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 1.999% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	925,000	1/26/06	6,614

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 2.009% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	903,000	1/23/06	6,195

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 2.008% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	903,000	1/23/06	6,195

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 2.007% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	485,000	1/26/06	3,435

Agreement with Lehman Brothers Special Financing, Inc. dated July 31, 2002 to pay semi-annually the notional amount multiplied by 5.152% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	283,084	8/2/22	46,843

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 4.375% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	306,000	1/26/14	(6,122)

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 4.408% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	298,000	1/23/14	(6,717)

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 4.419% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	298,000	1/23/14	(6,943)

Agreement with Lehman Brothers Special Financing, Inc. dated July 31, 2002 to pay semi-annually the notional amount multiplied by 5.152% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	275,120	8/2/12	(20,087)

Agreement with Lehman Brothers Special Financing, Inc. dated December 11, 2003 to pay semi-annually the notional amount multiplied by 4.710% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	260,000	12/15/13	(8,112)

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 4.379% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	157,000	1/26/14	(3,094)

Agreement with Lehman Brothers Special Financing, Inc. dated December 12, 2003 to pay semi-annually the notional amount multiplied by 4.579% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	104,000	12/16/13	(2,279)

Agreement with Lehman Brothers Special Financing, Inc. dated December 11, 2003 to pay semi-annually the notional amount multiplied by 2.235% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	62,000	12/15/05	444

Agreement with Merrill Lynch Capital Services, Inc. dated February 28, 2001 to pay semi-annually the notional amount multiplied by 5.815% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	7,200,000	3/2/11	(713,512)

Agreement with Merrill Lynch Capital Services, Inc. dated February 28, 2001 to pay semi-annually the notional amount multiplied by 5.485% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	2,500,000	3/2/06	(66,571)

Agreement with Merrill Lynch Capital Services, Inc. dated July 30, 2002 to pay quarterly the notional amount multiplied by the three month LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.845%.	570,000	8/1/22	100,548

Agreement with Merrill Lynch Capital Services, Inc. dated July 30, 2002 to receive quarterly the notional amount multiplied by the three month LIBOR-BBA and pay semi-annually the notional amount multiplied by 5.204%.	553,964	8/1/12	(41,769)

Agreement with Merrill Lynch Capital Services, Inc. dated August 8, 2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.601%.	283,084	8/12/22	41,069

Agreement with Merrill Lynch Capital Services, Inc. dated August 8, 2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount multiplied by 4.94%.	275,120	8/13/12	(16,040)

Total interest rate swap contracts outstanding			$(947,912)

Putnam Asset Allocation: Growth Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Goldman Sachs Capital Markets, L.P. dated May 16, 2005 to receive/(pay) semi-annually the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward variance.	$2,107,306	2/16/06	$(487,183)

Agreement with Bank of America, N.A. dated May 18, 2005 to receive/(pay) semi-annually the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward variance.	2,002,429	5/19/06	(337,392)

Agreement with Morgan Stanley & Co. International Limited dated April 29, 2005 to receive at maturity the price appreciation on the MSCI India Net Divs Reinvested USD and pay at maturity the price depreciation on the MSCI India Net Divs Reinvested USD and an accrual of the six month USD-LIBOR less 250 basis points.	667,051	5/4/06	121,037

Agreement with JPMorgan Chase Bank, N.A. dated April 5, 2005 to receive/(pay) quarterly the units multiplied by Russell 2000 Total Return Index and receive quarterly the units multiplied by the three month USD-LIBOR .	49,020,405	4/5/06	(1,651,985)

Agreement with Bank of America, N.A. dated April 8, 2005 to receive/(pay) annually the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward variance.	1,799,177	3/17/06	(87,084)

Agreement with Deutsche Bank AG dated May 16, 2005 to receive/(pay) at maturity the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward variance.	4,785,561	11/17/06	995,165

Agreement with Goldman Sachs Capital Markets, L.P. dated May 11, 2005 to pay monthly the notional amount multiplied by the spread depreciation of the Lehman Brothers 8.5+ AAA Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and receive monthly the notional amount multiplied by the appreciation of the Lehman Brothers 8.5+ AAA Commercial Mortgage Backed Securities Index plus 225 basis points.	4,000,000	7/1/05	23,928

Agreement with Bank of America, N.A. dated March 17, 2005 to receive/(pay) at maturity the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward variance.	1,743,188	3/17/06	23,665

Agreement with Citibank, N.A. dated March 23, 2005 to pay at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers Commercial Mortgage Backed Securities ERISA Index adjusted by a modified duration factor and an accrual of 20 basis points plus the beginning of the period nominal spread of the Lehman Brothers Commercial Mortgage Backed Securities ERISA Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers Commercial Mortgage Backed Securities ERISA Index adjusted by a modified duration factor.

	623,000	7/1/05	1,110

Agreement with Deutsche Bank AG dated February 16, 2005 to receive/(pay) semi-annually the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward variance.	3,124,498	2/16/06	253,815

Agreement with Deutsche Bank AG dated January 31, 2005 to receive/(pay) at maturity the notional amount multiplied by the return of the Lehman Brothers U.S. Corporate High Yield Index and pay at maturity the notional amount multiplied by the seven month USD-LIBOR-BBA minus 50 basis points.	3,000,212	9/1/05	1,135

Agreement with Goldman Sachs Capital Markets, L.P. dated December 29, 2004 to pay at maturity the notional amount multiplied by the spread depreciation of the Lehman Brothers AAA Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and receive at maturity the notional amount multiplied by the appreciation of the Lehman Brothers AAA Commercial Mortgage Backed Securities Index plus 8 basis points.	9,079,000	7/1/05	38,532

Agreement with Goldman Sachs Capital Markets, L.P. dated May 6, 2005 to pay at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 75 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	2,500,000	7/1/05	(6,798)

Agreement with JPMorgan Chase Bank, N.A. dated September 14, 2004 to receive/(pay) quarterly the units multiplied by Russell 2000 Total Return Index and receive quarterly the units multiplied by the three month USD-LIBOR less 0.80%.	69,459,542	9/15/05	(563,604)

Agreement with JPMorgan Chase Bank, N.A. dated February 28, 2005 to receive/(pay) quarterly the units multiplied by Standard and Poor's 500 Energy Index and pay quarterly the units multiplied by the three month USD-LIBOR less 30 basis points.	12,115,155	8/26/05	977,133

Agreement with JPMorgan Chase Bank, N.A. dated February 24, 2005 to receive/(pay) at maturity the units multiplied by Standard and Poor's 500 Financial Index and receive at maturity the units multiplied by the three month USD-LIBOR less 40 basis points.	12,784,629	8/24/05	(121,635)

Agreement with Deutsche Bank AG dated February 1, 2005 to receive at maturity the notional amount multiplied by the return of the Lehman Brothers U.S. Corporate High Yield Index and pay at maturity the notional amount multiplied by the six month USD-LIBOR-BBA adjusted by a specified spread.	6,499,818	2/1/06	(7,171)

Total total return swap contracts outstanding			$(827,332)

Putnam Asset Allocation: Growth Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
		Unrealized
	Notional	appreciation/
	amount	(depreciation)

Agreement with Bank of America, N.A. effective January 31, 2005, maturing on March 20, 2010, to receive quarterly 18.5 basis points times the notional amount. Upon a credit default event of a FNMA senior note, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of any FNMA senior note.	$1,000,000	$(1,136)

Agreement with Bank of America, N.A. effective February 25, 2005, maturing on March 20, 2010, to receive quarterly the notional amount times 18.75 basis points per annum. Upon a credit default event of FNMA, 5.375%, November 15, 2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of FNMA, 5.375%, November 15, 2011.	700,000	(871)

Agreement with Bank of America, N.A. effective April 4, 2005, maturing on June 20, 2010, to receive quarterly the notional amount times 23.25 basis points per annum. Upon a credit default event of FNMA, 5.375%, November 11, 2010, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of FNMA, 5.375%, November 11, 2010.	600,000	1,920

Agreement with Credit Suisse First Boston International effective February 18, 2005, maturing on March 20, 2010, to receive quarterly the notional amount times 19 basis points per annum. Upon a credit default event of FNMA, 5.25%, August 1, 2012, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of FNMA, 5.25%, August 1, 2012.	300,000	367

Agreement with JPMorgan Chase Bank, N.A. effective April 25, 2005, maturing on June 20, 2010, to receive a quarterly payment of 3.70% times the notional amount. Upon a credit default event of Felcor Lodging, L.P., 8 1/2, 2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of Felcor Lodging, L.P., 8 1/2, 2011.	120,000	609

Total credit default contracts outstanding		$889

Putnam Asset Allocation: Balanced Portfolio
FORWARD CURRENCY CONTRACTS TO BUY at 6/30/05 (aggregate face value $199,941,926) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$101,752,554	$102,238,105	7/20/05	$(485,551)
British Pound	40,725,245	41,275,675	9/21/05	(550,430)
Canadian Dollar	7,665,593	7,444,155	7/20/05	221,438
Euro	16,051,569	16,097,794	9/21/05	(46,225)
Hong Kong Dollar	1,620,097	1,618,652	8/17/05	1,445
Japanese Yen	4,654,972	4,761,724	8/17/05	(106,752)
New Zealand Dollar	568,541	575,339	7/20/05	(6,798)
Norwegian Krone	9,527,605	9,676,569	9/21/05	(148,964)
Singapore Dollar	1,278,187	1,313,362	8/17/05	(35,175)
Swiss Franc	9,817,500	10,002,801	9/21/05	(185,301)
Taiwan Dollar	4,825,299	4,937,750	8/17/05	(112,451)

Total forward currency contracts to buy				$(1,454,764)

Putnam Asset Allocation: Balanced Portfolio
FORWARD CURRENCY CONTRACTS TO SELL at 6/30/05 (aggregate face value $299,509,052) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$13,094,072	$13,078,326	7/20/05	$(15,746)
British Pound	33,883,829	34,360,484	9/21/05	476,655
Canadian Dollar	63,905,870	63,341,355	7/20/05	(564,515)
Danish Krone	911,408	925,920	9/21/05	14,512
Euro	92,594,980	93,573,506	9/21/05	978,526
Japanese Yen	37,808,831	39,089,711	8/17/05	1,280,880
Norwegian Krone	3,241,166	3,308,260	9/21/05	67,094
Swedish Krona	31,901,734	33,156,243	9/21/05	1,254,509
Swiss Franc	18,455,457	18,675,247	9/21/05	219,790

Total forward currency contracts to sell				$3,711,705

Putnam Asset Allocation: Balanced Portfolio
FUTURES CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	26	$2,473,450	Sep-05	$45,555
Euro 90 day (Long)	14	3,365,250	Sep-05	(8,404)
Euro 90 day (Long)	7	1,680,525	Dec-05	(4,328)
Euro 90 day (Long)	3	720,075	Mar-06	1,039
Euro-Bobl 5 yr (Long)	102	14,278,186	Sep-05	81,182
Euro-Bund 10 yr (Long)	212	31,693,311	Sep-05	263,683
Interest Rate Swap 10 yr (Long)	48	5,418,000	Sep-05	6,133
Japanese Government Bond 10 yr (Long)	23	29,313,115	Sep-05	124,647
Japanese Government Bond 10 yr (Short)	18	22,940,699	Sep-05	(113,802)
New Financial Times Stock Exchange 100 Index (Short)	681	62,507,303	Sep-05	(662,279)
Russell 2000 Index Mini (Long)	26	1,672,060	Sep-05	54,158
Russell 2000 Index Mini (Short)	2,100	135,051,000	Sep-05	(3,809,500)
S&P 500 Index (Long)	23	6,874,125	Sep-05	(98,020)
S&P 500 Index Mini (Long)	5,066	302,820,150	Sep-05	(2,061,916)
S&P 500 Index Mini (Short)	630	37,658,250	Sep-05	268,682
SPI 200 Index (Long)	340	27,676,221	Sep-05	128,374
Tokyo Price Index (Short)	364	38,588,140	Sep-05	(1,137,334)
U.K. Gilt 10 yr (Long)	32	6,547,695	Sep-05	59,977
U.S. Treasury Bond 20 yr (Long)	342	40,612,500	Sep-05	772,071
U.S. Treasury Note 2 yr (Short)	149	30,945,438	Sep-05	(30,337)
U.S. Treasury Note 5 yr (Long)	440	47,911,875	Sep-05	19,958
U.S. Treasury Note 10 yr (Long)	129	14,637,469	Sep-05	(32,583)

Total futures contracts outstanding				$(6,133,044)

Putnam Asset Allocation: Balanced Portfolio
WRITTEN OPTIONS OUTSTANDING at 6/30/05 (premium received $1,813) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

SPDR Trust Series I (Call)	50,350	Jul 05 / $25.94	$5

Putnam Asset Allocation: Balanced Portfolio
TBA SALE COMMITMENTS OUTSTANDING at 6/30/05 (proceeds receivable $75,346,766) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FHLMC, 6s, July 1, 2035	$1,740,000	7/14/05	$1,783,636
FHLMC, 5 1/2s, July 1, 2035	4,600,000	7/14/05	4,663,609
FHLMC, 5 1/2s, July 1, 2020	10,638,000	7/19/05	10,914,754
FNMA, 7s, July 1, 2035	2,443,000	7/14/05	2,575,838
FNMA, 6s, July 1, 2035	260,000	7/14/05	266,561
FNMA, 5 1/2s, July 1, 2020	1,300,000	7/19/05	1,334,125
FNMA, 5s, July 1, 2035	44,609,000	7/14/05	44,605,516
FNMA, 4 1/2s, July 1, 2020	9,400,000	7/19/05	9,357,407

Total TBA sale commitments outstanding			$75,501,446

Putnam Asset Allocation: Balanced Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Bank of America, N.A. dated May 18, 2005 to pay semi-annually the notional amount multiplied by 3.95% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	$53,000,000	5/21/07	$(10,105)

Agreement with JPMorgan Chase Bank, N.A. dated June 30, 2005 for the obligation to receive/pay a fixed swap rate of 4.58% semi-annually versus the three month LIBOR. For this obligation, Putnam receives an upfront premium from JPMorgan Chase Bank, N.A. of 778 basis points.	17,800,000	7/3/17	-

Agreement with JPMorgan Chase Bank, N.A. dated June 30, 2005 for the obligation to receive/pay a fixed swap rate of 4.58% semi-annually versus the three month LIBOR. For this obligation, Putnam receives an upfront premium from JPMorgan Chase Bank, N.A. of 778 basis points.	17,800,000	7/3/17	-

Agreement with JPMorgan Chase Bank, N.A. dated June 27, 2005 to receive semi-annually the notional amount multiplied by 4.296% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	13,300,000	6/29/15	(63,713)

Agreement with Lehman Brothers Special Financing, Inc. dated June 14, 2005 to pay semi-annually the notional amount multiplied by 4.0525% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	6,500,000	6/16/07	11,360

Agreement with Bank of America, N.A. dated June 15, 2005 to pay semi-annually the notional amount multiplied by 4.555% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	4,410,000	6/17/15	(73,783)

Agreement with JPMorgan Chase Bank, N.A. dated June 14, 2005 to pay semi-annually the notional amount multiplied by 4.538% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	3,840,000	6/16/15	(58,097)

Agreement with Lehman Brothers Special Financing, Inc. dated June 14, 2005 to pay semi-annually the notional amount multiplied by 4.5475% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	1,800,000	6/16/15	31,416

Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.466% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	1,590,000	6/23/15	(14,750)

Agreement with JPMorgan Chase Bank, N.A. dated June 22, 2005 to receive semi-annually the notional amount multiplied by 4.387% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	960,000	6/24/15	(1,493)

Agreement with Bank of America, N.A. dated June 22, 2005 to pay semi-annually the notional amount multiplied by 4.39% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	800,000	6/24/15	(2,482)

Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.45% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	660,000	6/23/15	(5,268)

Agreement with Bank of America, N.A. dated January 12, 2005 to receive semi-annually the notional amount multiplied by 4.106% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	27,200,000	1/14/10	309,823

Agreement with Bank of America, N.A. dated January 26, 2004 to receive semi-annually the notional amount multiplied by 5.2125% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	20,743,000	1/28/24	1,969,418

Agreement with Bank of America, N.A. dated March 31, 2005 to pay semi-annually the notional amount multiplied by 4.6375% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	18,600,000	4/6/10	(466,820)

Agreement with Bank of America, N.A. dated December 20, 2004 to pay semi-annually the notional amount multiplied by 3.965% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	17,346,000	12/22/09	108,113

Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	7,100,000	3/30/09	192,330

Agreement with Bank of America, N.A. dated December 2, 2003 to receive semi-annually the notional amount multiplied by 2.444% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	3,589,000	12/5/05	(21,144)

Agreement with Bank of America, N.A. dated December 12, 2003 to pay semi-annually the notional amount multiplied by 2.1125% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	374,000	12/16/05	2,918

Agreement with Credit Suisse First Boston International dated March 5, 2004 to receive semi-annually the notional amount multiplied by 3.195% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	9,662,000	3/9/09	(214,476)

Agreement with Credit Suisse First Boston International dated July 7, 2004 to receive semi-annually the notional amount multiplied by 2.931% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	5,321,200	7/9/06	(14,796)

Agreement with Deutsche Bank AG dated July 31, 2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.7756%.	1,251,434	8/2/22	203,620

Agreement with Deutsche Bank AG dated July 31, 2002 to receive semi-annually the notional amount multiplied by the three month USD-LIBOR-BBA and pay quarterly the notional amount multiplied by 5.86%.	1,404,369	8/2/32	(290,504)

Agreement with Goldman Sachs Capital Markets, L.P. dated June 10, 2002 to pay quarterly the notional amount multiplied by the three month LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.405%.	9,013,565	8/15/10	(664,122)

Agreement with Goldman Sachs Capital Markets, L.P. dated July 30, 2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.845%.	2,515,000	8/1/22	430,472

Agreement with Goldman Sachs Capital Markets, L.P. dated July 30, 2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount multiplied by 5.919%.	2,822,353	8/1/32	(608,686)

Agreement with Goldman Sachs Capital Markets, L.P. dated August 8, 2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.601%.	1,251,434	8/12/22	175,109

Agreement with Goldman Sachs Capital Markets, L.P. dated August 8, 2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount multiplied by 5.689%.	1,404,369	8/12/32	(249,875)

Agreement with JPMorgan Chase Bank, N.A. dated March 3, 2005 to receive semi-annually the notional amount multiplied by 4.798% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	20,700,000	3/7/15	1,009,957

Agreement with Lehman Brothers Special Financing, Inc. dated December 5, 2003 to receive semi-annually the notional amount multiplied by 2.23762% and pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	11,525,000	12/9/05	(80,517)

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 1.999% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	6,919,000	1/26/06	49,473

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 2.009% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	6,752,000	1/23/06	46,320

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 2.008% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	6,752,000	1/23/06	46,320

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 2.007% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	3,627,000	1/26/06	25,683

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 4.375% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	2,288,000	1/26/14	(45,772)

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 4.408% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	2,232,000	1/23/14	(50,309)

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 4.419% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	2,232,000	1/23/14	(52,000)

Agreement with Lehman Brothers Special Financing, Inc. dated December 11, 2003 to pay semi-annually the notional amount multiplied by 4.710% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	2,247,000	12/15/13	(70,108)

Agreement with Lehman Brothers Special Financing, Inc. dated July 31, 2002 to pay semi-annually the notional amount multiplied by 5.152% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	1,251,434	8/2/22	207,077

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 4.379% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	1,172,000	1/26/14	(23,091)

Agreement with Lehman Brothers Special Financing, Inc. dated July 31, 2002 to pay semi-annually the notional amount multiplied by 5.152% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	1,216,226	8/2/12	(88,801)

Agreement with Lehman Brothers Special Financing, Inc. dated December 12, 2003 to pay semi-annually the notional amount multiplied by 4.579% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	1,161,000	12/16/13	(25,451)

Agreement with Lehman Brothers Special Financing, Inc. dated December 11, 2003 to pay semi-annually the notional amount multiplied by 2.235% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	537,000	12/15/05	3,846

Agreement with Lehman Brothers Special Financing, Inc. dated December 9, 2003 to receive semi-annually the notional amount multiplied by 4.641% and pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	490,000	12/15/13	12,902

Agreement with Merrill Lynch Capital Services, Inc. dated July 30, 2002 to pay quarterly the notional amount multiplied by the three month LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.845%.	2,515,000	8/1/22	443,648

Agreement with Merrill Lynch Capital Services, Inc. dated July 30, 2002 to receive quarterly the notional amount multiplied by the three month LIBOR-BBA and pay semi-annually the notional amount multiplied by 5.204%.	2,444,243	8/1/12	(184,301)

Agreement with Merrill Lynch Capital Services, Inc. dated August 8, 2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.601%.	1,251,434	8/12/22	181,556

Agreement with Merrill Lynch Capital Services, Inc. dated August 8, 2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount multiplied by 4.94%.	1,216,226	8/13/12	(70,909)

Total interest rate swap contracts outstanding			$2,009,988

Putnam Asset Allocation: Balanced Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Goldman Sachs Capital Markets, L.P. dated May 16, 2005 to receive/(pay) semi-annually the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward variance.	$2,915,136	2/16/06	$(673,944)

Agreement with Bank of America, N.A. dated May 18, 2005 to receive/(pay) semi-annually the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward variance.	2,770,132	5/19/06	(466,742)

Agreement with JPMorgan Chase Bank, N.A dated April 5, 2005 to receive/(pay) quarterly the units multiplied by Russell 2000 Total Return Index and receive quarterly the units multiplied by the three month USD-LIBOR .	117,733,508	4/5/06	(3,967,614)

Agreement with Bank of America, N.A. dated April 8, 2005 to receive/(pay) annually the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward variance.	2,523,669	3/17/06	(122,150)

Agreement with Deutsche Bank AG dated May 16, 2005 to receive/(pay) at maturity the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward variance.	6,753,865	11/17/06	1,404,473

Agreement with Bank of America, N.A. dated March 17, 2005 to receive/(pay) at maturity the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward variance.	2,445,281	3/17/06	33,197

Agreement with Citigroup Financial Products, Inc. dated January 25, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 25 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	500,000	7/31/05	648

Agreement with Citigroup Financial Products, Inc. dated January 25, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of -5 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA Commercial Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	500,000	7/31/05	947

Agreement with Citigroup Financial Products, Inc. dated April 22, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 40 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	5,187,000	11/1/05	13,817

Agreement with Citigroup Financial Products, Inc. dated May 5, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 35 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	5,048,000	11/1/05	6,701

Agreement with Deutsche Bank AG dated February 16, 2005 to receive/(pay) semi-annually the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward variance.	4,409,606	2/16/06	358,209

Agreement with Deutsche Bank AG dated May 3, 2005 to pay at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 35 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	2,593,500	11/1/05	(5,457)

Agreement with Deutsche Bank AG dated January 31, 2005 to receive/(pay) at maturity the notional amount multiplied by the return of the Lehman Brothers U.S. Corporate High Yield Index and pay at maturity the notional amount multiplied by the seven month USD-LIBOR-BBA minus 50 basis points.	3,999,770	9/1/05	1,514

Agreement with Goldman Sachs Capital Markets, L.P. dated December 29, 2004 to pay at maturity the notional amount multiplied by the spread depreciation of the Lehman Brothers AAA Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and receive at maturity the notional amount multiplied by the appreciation of the Lehman Brothers AAA Commercial Mortgage Backed Securities Index plus 8 basis points.	40,907,000	7/1/05	173,609

Agreement with Goldman Sachs Capital Markets, L.P.  dated May 6, 2005 to pay at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 75 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	13,000,000	7/1/05	(35,347)

Agreement with JPMorgan Chase Bank, N.A. dated September 14, 2004 to receive/(pay) quarterly the units multiplied by Russell 2000 Total Return Index and receive quarterly the units multiplied by the three month USD-LIBOR less 0.80%.	18,885,605	9/15/05	(153,240)

Agreement with JPMorgan Chase Bank, N.A. dated February 28, 2005 to receive/(pay) quarterly the units multiplied by Standard and Poor's 500 Energy Index and pay quarterly the units multiplied by the three month USD-LIBOR less 30 basis points.	17,706,790	8/26/05	1,428,118

Agreement with JPMorgan Chase Bank, N.A. dated February 24, 2005 to receive/(pay) at maturity the units multiplied by Standard and Poor's 500 Financial Index and receive at maturity the units multiplied by the three month USD-LIBOR less 40 basis points.	18,684,986	8/24/05	(177,771)

Agreement with Deutsche Bank AG dated February 1, 2005 to receive at maturity the notional amount multiplied by the return of the Lehman Brothers U.S. Corporate High Yield Index and pay at maturity the notional amount multiplied by the six month USD-LIBOR-BBA adjusted by a specified spread.	8,999,866	2/1/06	(9,929)

Agreement with Morgan Stanley & Co. International Limited dated March 1, 2005 to receive at maturity the price appreciation on the MSCI EMF Net Divs Reinvested USD and pay at maturity the price depreciation on the MSCI EMF Net Divs Reinvested USD and an accrual of the six month USD-LIBOR less 100 basis points.	19,000,086	9/7/05	(597,336)

Total total return swap contracts outstanding			$(2,788,297)

Putnam Asset Allocation: Balanced Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
		Unrealized
	Notional	appreciation/
	amount	(depreciation)

Agreement with Bank of America, N.A. effective January 31, 2005, maturing on March 20, 2010, to receive quarterly 18.5 basis points times the notional amount. Upon a credit default event of a FNMA senior note, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of any FNMA senior note.	$6,000,000	$(6,814)

Agreement with Bank of America, N.A. effective February 25, 2005, maturing on March 20, 2010, to receive quarterly the notional amount times 18.75 basis points per annum. Upon a credit default event of FNMA, 5.375%, November 15, 2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of FNMA, 5.375%, November 15, 2011.	4,000,000	(4,978)

Agreement with Bank of America, N.A. effective April 4, 2005, maturing on June 20, 2010, to receive quarterly the notional amount times 23.25 basis points per annum. Upon a credit default event of FNMA, 5.375%, November 11, 2010, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of FNMA, 5.375%, November 11, 2010.	3,700,000	11,840

Agreement with Bank of America, N.A. effective November 24, 2004, maturing on April 15, 2010, to receive a premium equal to 2.58315% times the notional amount. Upon a credit default event of any News Corp. senior note or bond, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the defaulted News Corp. senior note or bond.	145,000	(410)

Agreement with Credit Suisse First Boston International effective February 18, 2005, maturing on March 20, 2010, to receive quarterly the notional amount times 19 basis points per annum. Upon a credit default event of FNMA, 5.25%, August 1, 2012, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of FNMA, 5.25%, August 1, 2012.	2,000,000	2,452

Agreement with Deutsche Bank AG effective September 9, 2004, maturing on September 20, 2014, to receive a quarterly payment of 0.58% times the notional amount. Upon a credit default event of any CVS senior note, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of any CVS senior note.	95,000	(442)

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.35% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	534,519	25,721

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.433% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	200,444	8,399

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.5% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	66,815	4,046

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	534,519	12,656

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.4625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	267,259	11,964

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.475% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	133,630	4,188

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.6% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	66,815	663

Agreement with JPMorgan Chase Bank, N.A. effective April 25, 2005, maturing on June 20, 2010, to receive a quarterly payment of 3.70% times the notional amount. Upon a credit default event of Felcor Lodging, L.P., 8 1/2, 2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of Felcor Lodging, L.P., 8 1/2, 2011.	165,000	837

Agreement with Morgan Stanley Capital Services, Inc. effective June 20, 2005, maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 35 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 15-30% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 15-30% tranche.

	5,305,000	(2,928)

Agreement with Lehman Brothers Special Financing, Inc. effective June 27, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 28 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 10-15% tranche.

	3,927,000	2,330

Agreement with Lehman Brothers Special Financing, Inc. effective June 30, 2005, maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 35 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 15-30% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index 15-30% tranche.

	2,542,000	-

Agreement with Citigroup Financial Products, Inc. effective June 09, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 19.5 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 10-15% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 10-15% tranche.

	1,568,000	(3,703)

Agreement with Lehman Brothers Special Financing, Inc. effective June 20, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5 year Series 4 Index.	663,125	668

Agreement with Bank of America, N.A. effective June 20, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index.	663,125	596

Agreement with Deutsche Bank AG effective June 23, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index.	635,500	(5,424)

Total credit default contracts outstanding		$61,661

Putnam Asset Allocation: Conservative Portfolio
FORWARD CURRENCY CONTRACTS TO BUY at 6/30/05 (aggregate face value $49,253,844) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$24,752,080	$24,866,772	7/20/05	$(114,692)
British Pound	9,440,312	9,567,743	9/21/05	(127,431)
Canadian Dollar	1,803,150	1,750,949	7/20/05	52,201
Danish Krone	765,374	777,561	9/21/05	(12,187)
Euro	3,597,584	3,607,084	9/21/05	(9,500)
Hong Kong Dollar	383,875	383,533	8/17/05	342
Japanese Yen	1,099,895	1,125,120	8/17/05	(25,225)
New Zealand Dollar	725,922	732,848	7/20/05	(6,926)
Norwegian Krone	2,422,757	2,457,173	9/21/05	(34,416)
Singapore Dollar	388,337	399,024	8/17/05	(10,687)
Swedish Krona	150,545	157,388	9/21/05	(6,843)
Swiss Franc	2,221,517	2,264,837	9/21/05	(43,320)
Taiwan Dollar	1,137,307	1,163,812	8/17/05	(26,505)

Total forward currency contracts to buy				$(365,189)

Putnam Asset Allocation: Conservative Portfolio
FORWARD CURRENCY CONTRACTS TO SELL at 6/30/05 (aggregate face value $75,262,055) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$3,854,842	$3,870,154	7/20/05	$15,312
British Pound	11,305,981	11,463,112	9/21/05	157,131
Canadian Dollar	14,998,363	14,863,236	7/20/05	(135,127)
Euro	24,635,484	24,906,125	9/21/05	270,641
Japanese Yen	8,171,380	8,433,138	8/17/05	261,758
Swedish Krona	6,151,667	6,422,325	9/21/05	270,658
Swiss Franc	5,228,797	5,303,965	9/21/05	75,168

Total forward currency contracts to sell				$915,541

Putnam Asset Allocation: Conservative Portfolio
FUTURES CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	24	$2,283,185	Sep-05	$42,051
Euro 90 day (Long)	10	2,403,750	Sep-05	(5,826)
Euro 90 day (Long)	4	960,300	Dec-05	(2,941)
Euro 90 day (Long)	2	480,050	Mar-06	692
Euro-Bobl 5 yr (Long)	97	13,578,274	Sep-05	77,201
Euro-Bund 10 yr (Long)	199	29,749,850	Sep-05	250,273
Interest Rate Swap 10 yr (Long)	151	17,044,125	Sep-05	18,984
Japanese Government Bond 10 yr (Long)	22	28,038,632	Sep-05	119,236
Japanese Government Bond 10 yr (Short)	19	24,215,182	Sep-05	(120,124)
New Financial Times Stock Exchange 100 Index (Short)	171	15,695,679	Sep-05	(166,312)
Russell 2000 Index Mini (Long)	13	836,030	Sep-05	27,079
Russell 2000 Index Mini (Short)	65	4,180,150	Sep-05	(118,055)
S&P 500 Index (Long)	8	2,391,000	Sep-05	(5,505)
S&P 500 Index Mini (Long)	600	35,865,000	Sep-05	(244,151)
S&P 500 Index Mini (Short)	355	21,220,125	Sep-05	151,401
SPI 200 Index (Long)	161	13,105,504	Sep-05	60,788
Tokyo Price Index (Short)	106	11,237,206	Sep-05	(328,123)
U.K. Gilt 10 yr (Long)	30	6,138,469	Sep-05	57,120
U.S. Treasury Bond 20 yr (Long)	260	30,875,000	Sep-05	602,384
U.S. Treasury Note 2 yr (Short)	125	25,960,938	Sep-05	(25,450)
U.S. Treasury Note 5 yr (Long)	628	68,383,313	Sep-05	146,946
U.S. Treasury Note 10 yr (Long)	62	7,035,063	Sep-05	(5,721)

Total futures contracts outstanding				$531,947

Putnam Asset Allocation: Conservative Portfolio
TBA SALE COMMITMENTS OUTSTANDING at 6/30/05 (proceeds receivable $70,640,178) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FHLMC, 6s, July 1, 2035	$1,660,000	7/14/05	$1,701,630
FHLMC, 5 1/2s, July 1, 2035	4,400,000	7/14/05	4,460,844
FHLMC, 5 1/2s, July 1, 2020	8,014,000	7/19/05	8,222,489
FNMA, 7s, July 1, 2035	3,052,000	7/14/05	3,217,953
FNMA, 6s, July 1, 2035	250,000	7/14/05	256,309
FNMA, 5 1/2s, July 1, 2020	900,000	7/19/05	923,625
FNMA, 5s, July 1, 2035	42,944,000	7/14/05	42,940,645
FNMA, 4 1/2s, July 1, 2020	9,100,000	7/19/05	9,058,766

Total TBA sale commitments outstanding			$70,782,261

Putnam Asset Allocation: Conservative Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Bank of America, N.A. dated May 18, 2005 to pay semi-annually the notional amount multiplied by 3.95% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	$51,000,000	5/21/07	$(9,724)

Agreement with JPMorgan Chase Bank, N.A. dated June 30, 2005 for the obligation to receive/pay a fixed swap rate of 4.58% semi-annually versus the three month LIBOR. For this obligation, Putnam receives an upfront premium from JPMorgan Chase Bank, N.A. of 778 basis points.	14,270,000	7/3/17	-

Agreement with JPMorgan Chase Bank, N.A. dated June 30, 2005 for the obligation to receive/pay a fixed swap rate of 4.58% semi-annually versus the three month LIBOR. For this obligation, Putnam receives an upfront premium from JPMorgan Chase Bank, N.A. of 778 basis points.	14,270,000	7/3/17	-

Agreement with JPMorgan Chase Bank, N.A. dated June 27, 2005 to receive semi-annually the notional amount multiplied by 4.296% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	12,900,000	6/29/15	(61,797)

Agreement with Lehman Brothers Special Financing, Inc. dated June 14, 2005 to pay semi-annually the notional amount multiplied by 4.0525% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	6,300,000	6/16/07	11,010

Agreement with Bank of America, N.A. dated June 15, 2005 to pay semi-annually the notional amount multiplied by 4.555% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	4,260,000	6/17/15	(71,273)

Agreement with JPMorgan Chase Bank, N.A. dated June 14, 2005 to pay semi-annually the notional amount multiplied by 4.538% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	3,710,000	6/16/15	(56,130)

Agreement with Lehman Brothers Special Financing, Inc. dated June 14, 2005 to pay semi-annually the notional amount multiplied by 4.5475% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	1,700,000	6/16/15	29,671

Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.466% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	1,540,000	6/23/15	(14,287)

Agreement with JPMorgan Chase Bank, N.A. dated June 22, 2005 to receive semi-annually the notional amount multiplied by 4.387% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	920,000	6/24/15	(1,431)

Agreement with Bank of America, N.A. dated June 22, 2005 to pay semi-annually the notional amount multiplied by 4.39% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	770,000	6/24/15	(2,388)

Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.45% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	640,000	6/23/15	(5,109)

Agreement with Bank of America, N.A. dated January 26, 2004 to receive semi-annually the notional amount multiplied by 5.2125% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	18,177,000	1/28/24	1,725,792

Agreement with Bank of America, N.A. dated March 31, 2005 to pay semi-annually the notional amount multiplied by 4.6375% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	15,300,000	4/6/10	(383,997)

Agreement with Bank of America, N.A. dated December 20, 2004 to pay semi-annually the notional amount multiplied by 3.965% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	13,689,000	12/22/09	85,319

Agreement with Bank of America, N.A. dated January 12, 2005 to receive semi-annually the notional amount multiplied by 4.106% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	12,300,000	1/14/10	140,103

Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	7,000,000	3/30/09	189,621

Agreement with Bank of America, N.A. dated December 2, 2003 to receive semi-annually the notional amount multiplied by 2.444% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	5,128,000	12/5/05	(30,211)

Agreement with Bank of America, N.A. dated December 12, 2003 to pay semi-annually the notional amount multiplied by 2.1125% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	260,000	12/16/05	2,028

Agreement with Credit Suisse First Boston International dated November 15, 2004 to pay semi-annually the notional amount multiplied by 3.947% and receive quarterly the notional amount multiplied by the three month USD-LIBOR.	19,400,000	11/17/09	116,664

Agreement with Credit Suisse First Boston International dated July 7, 2004 to receive semi-annually the notional amount multiplied by 2.931% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	4,766,100	7/9/06	(13,254)

Agreement with Deutsche Bank AG dated July 31, 2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.7756%.	824,399	8/2/22	134,138

Agreement with Deutsche Bank AG dated July 31, 2002 to receive semi-annually the notional amount multiplied by the three month USD-LIBOR-BBA and pay quarterly the notional amount multiplied by 5.86%.	925,147	8/2/32	(191,373)

Agreement with Goldman Sachs Capital Markets, L.P. dated June 10, 2002 to pay quarterly the notional amount multiplied by the three month LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.405%.	5,675,208	8/15/10	(418,151)

Agreement with Goldman Sachs Capital Markets, L.P. dated July 30, 2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.845%.	1,650,000	8/1/22	282,417

Agreement with Goldman Sachs Capital Markets, L.P. dated July 30, 2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount multiplied by 5.919%.	1,851,643	8/1/32	(399,337)

Agreement with Goldman Sachs Capital Markets, L.P. dated August 8, 2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.601%.	824,399	8/12/22	115,356

Agreement with Goldman Sachs Capital Markets, L.P. dated August 8, 2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount multiplied by 5.689%.	925,147	8/12/32	(164,609)

Agreement with JPMorgan Chase Bank, N.A. dated March 3, 2005 to receive semi-annually the notional amount multiplied by 4.798% and pay quarterly the notional amount multiplied by the three month USD-LIBOR.	22,000,000	3/7/15	1,073,384

Agreement with Lehman Brothers Special Financing, Inc. dated December 9, 2003 to receive semi-annually the notional amount multiplied by 4.641% and pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	15,537,000	12/15/13	409,070

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 1.999% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	15,043,000	1/26/06	107,563

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 2.009% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	14,679,000	1/23/06	100,701

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 2.008% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	14,679,000	1/23/06	100,700

Agreement with Lehman Brothers Special Financing, Inc. dated December 5, 2003 to receive semi-annually the notional amount multiplied by 2.23762% and pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	10,593,000	12/9/05	(74,007)

Agreement with Lehman Brothers Special Financing, Inc. dated January 22, 2004 to pay semi-annually the notional amount multiplied by 2.007% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	7,885,000	1/26/06	55,836

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 4.408% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	4,853,000	1/23/14	(109,387)

Agreement with Lehman Brothers Special Financing, Inc. dated January 21, 2004 to pay semi-annually the notional amount multiplied by 4.419% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	4,853,000	1/23/14	(113,063)

Agreement with Lehman Brothers Special Financing, Inc. dated December 11, 2003 to pay semi-annually the notional amount multiplied by 4.710% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	2,096,000	12/15/13	(65,397)

Agreement with Lehman Brothers Special Financing, Inc. dated July 31, 2002 to pay semi-annually the notional amount multiplied by 5.152% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	824,399	8/2/22	136,415

Agreement with Lehman Brothers Special Financing, Inc. dated December 12, 2003 to pay semi-annually the notional amount multiplied by 4.579% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	808,000	12/16/13	(17,712)

Agreement with Lehman Brothers Special Financing, Inc. dated July 31, 2002 to pay semi-annually the notional amount multiplied by 5.152% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	801,206	8/2/12	(58,499)

Agreement with Lehman Brothers Special Financing, Inc. dated December 11, 2003 to pay semi-annually the notional amount multiplied by 2.235% and receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA.	501,000	12/15/05	3,589

Agreement with Merrill Lynch Capital Services, Inc. dated July 30, 2002 to pay quarterly the notional amount multiplied by the three month LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.845%.	1,650,000	8/1/22	291,061

Agreement with Merrill Lynch Capital Services, Inc. dated July 30, 2002 to receive quarterly the notional amount multiplied by the three month LIBOR-BBA and pay semi-annually the notional amount multiplied by 5.204%.	1,603,579	8/1/12	(120,913)

Agreement with Merrill Lynch Capital Services, Inc. dated August 8, 2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional amount multiplied by 5.601%.	824,399	8/12/22	119,603

Agreement with Merrill Lynch Capital Services, Inc. dated August 8, 2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount multiplied by 4.94%.	801,206	8/13/12	(46,713)

Total interest rate swap contracts outstanding			$2,801,279

Putnam Asset Allocation: Conservative Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Goldman Sachs Capital Markets, L.P. dated May 16, 2005 to receive/(pay) semi-annually the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward variance.	$1,384,049	2/16/06	$(319,975)

Agreement with Bank of America, N.A. dated May 18, 2005 to receive/(pay) semi-annually the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward variance.	1,314,886	5/19/06	(221,547)

Agreement with JPMorgan Chase Bank, N.A dated April 5, 2005 to receive/(pay) quarterly the units multiplied by Russell 2000 Total Return Index and receive quarterly the units multiplied by the three month USD-LIBOR .	13,125,919	4/5/06	(442,343)

Agreement with Bank of America, N.A. dated April 8, 2005 to receive/(pay) annually the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward variance.	1,171,370	3/17/06	(56,696)

Agreement with Deutsche Bank AG dated May 16, 2005 to receive/(pay) at maturity the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward variance.	3,162,563	11/17/06	657,658

Agreement with Bank of America, N.A. dated March 17, 2005 to receive/(pay) at maturity the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward variance.	1,134,788	3/17/06	15,405

Agreement with Citigroup Financial Products, Inc. dated April 22, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 40 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	4,936,000	11/1/05	13,148

Agreement with Citigroup Financial Products, Inc. dated May 5, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 35 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	4,802,000	11/1/05	6,374

Agreement with Deutsche Bank AG dated February 16, 2005 to receive/(pay) semi-annually the notional amount multiplied by the positive (negative) change in the S&P 500 Index six month forward variance.	2,064,841	2/16/06	167,735

Agreement with Deutsche Bank AG dated May 3, 2005 to pay at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 35 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	2,468,000	11/1/05	(5,193)

Agreement with Deutsche Bank AG dated January 31, 2005 to receive/(pay) at maturity the notional amount multiplied by the return of the Lehman Brothers U.S. Corporate High Yield Index and pay at maturity the notional amount multiplied by the seven month USD-LIBOR-BBA minus 50 basis points.	1,999,885	9/1/05	757

Agreement with Goldman Sachs Capital Markets, L.P. dated December 29, 2004 to pay at maturity the notional amount multiplied by the spread depreciation of the Lehman Brothers AAA Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and receive at maturity the notional amount multiplied by the appreciation of the Lehman Brothers AAA Commercial Mortgage Backed Securities Index plus 8 basis points.	42,782,000	7/1/05	181,567

Agreement with Goldman Sachs Capital Markets, L.P.  dated May 6, 2005 to pay at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 75 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index and receive at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities Index adjusted by a modified duration factor.

	13,550,000	7/1/05	(36,842)

Agreement with JPMorgan Chase Bank, N.A. dated September 14, 2004 to receive/(pay) quarterly the units multiplied by Russell 2000 Total Return Index and receive quarterly the units multiplied by the three month USD-LIBOR less 0.80%.	20,804,514	9/15/05	(168,730)

Agreement with JPMorgan Chase Bank, N.A. dated February 28, 2005 to receive/(pay) quarterly the units multiplied by Standard and Poor's 500 Energy Index and pay quarterly the units multiplied by the three month USD-LIBOR less 30 basis points.	8,387,294	8/26/05	676,467

Agreement with JPMorgan Chase Bank, N.A. dated February 24, 2005 to receive/(pay) at maturity the units multiplied by Standard and Poor's 500 Financial Index and receive at maturity the units multiplied by the three month USD-LIBOR less 40 basis points.	8,850,927	8/24/05	(84,208)

Agreement with Deutsche Bank AG dated February 1, 2005 to receive at maturity the notional amount multiplied by the return of the Lehman Brothers U.S. Corporate High Yield Index and pay at maturity the notional amount multiplied by the six month USD-LIBOR-BBA adjusted by a specified spread.	4,499,933	2/1/06	(4,965)

Agreement with Morgan Stanley & Co. International Limited dated March 1, 2005 to receive at maturity the price appreciation on the MSCI EMF Net Divs Reinvested USD and pay at maturity the price depreciation on the MSCI EMF Net Divs Reinvested USD and an accrual of the six month USD-LIBOR less 100 basis points.	8,999,918	9/7/05	(282,945)

Total total return swap contracts outstanding			$95,667

Putnam Asset Allocation: Conservative Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)
		Unrealized
	Notional	appreciation/
	amount	(depreciation)

Agreement with Bank of America, N.A. effective January 31, 2005, maturing on March 20, 2010, to receive quarterly 18.5 basis points times the notional amount. Upon a credit default event of a FNMA senior note, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of any FNMA senior note.	$5,900,000	$(6,700)

Agreement with Bank of America, N.A. effective February 25, 2005, maturing on March 20, 2010, to receive quarterly the notional amount times 18.75 basis points per annum. Upon a credit default event of FNMA, 5.375%, November 15, 2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of FNMA, 5.375%, November 15, 2011.	4,000,000	(4,978)

Agreement with Bank of America, N.A. effective April 4, 2005, maturing on June 20, 2010, to receive quarterly the notional amount times 23.25 basis points per annum. Upon a credit default event of FNMA, 5.375%, November 11, 2010, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of FNMA, 5.375%, November 11, 2010.	3,500,000	11,200

Agreement with Bank of America, N.A. effective November 24, 2004, maturing on April 15, 2010, to receive a premium equal to 2.58315% times the notional amount. Upon a credit default event of any News Corp. senior note or bond, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the defaulted News Corp. senior note or bond.	140,000	(396)

Agreement with Credit Suisse First Boston International effective February 18, 2005, maturing on March 20, 2010, to receive quarterly the notional amount times 19 basis points per annum. Upon a credit default event of FNMA, 5.25%, August 1, 2012, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of FNMA, 5.25%, August 1, 2012.	2,000,000	2,452

Agreement with Deutsche Bank AG effective September 9, 2004, maturing on September 20, 2014, to receive a quarterly payment of 0.58% times the notional amount. Upon a credit default event of any CVS senior note, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of any CVS senior note.	125,000	(582)

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.35% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	497,185	23,926

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.433% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	186,444	7,812

Agreement with Goldman Sachs effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.5% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	62,148	3,765

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	497,185	11,772

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.4625% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	248,593	11,128

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.475% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	124,296	3,896

Agreement with Goldman Sachs International effective September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.6% and the fund pays in the event of a credit default in one of the underlying securities in the basket of BB CMBS securities.	62,148	617

Agreement with JPMorgan Chase Bank, N.A. effective April 25, 2005, maturing on June 20, 2010, to receive a quarterly payment of 3.70% times the notional amount. Upon a credit default event of Felcor Lodging, L.P., 8 1/2, 2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of Felcor Lodging, L.P., 8 1/2, 2011.	80,000	406

Agreement with Morgan Stanley Capital Services, Inc. effective June 20, 2005, maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 35 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 15-30% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 15-30% tranche.

	5,102,000	(2,816)

Agreement with Lehman Brothers Special Financing, Inc. effective June 27, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 28 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 10-15% tranche.

	3,778,500	2,242

Agreement with Lehman Brothers Special Financing, Inc. effective June 30, 2005, maturing on June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 35 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 15-30% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index 15-30% tranche.

	2,448,000	-

Agreement with Citigroup Financial Products, Inc. effective June 9, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 19.5 basis points times the notional amount.  Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index 10-15% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index 10-15% tranche.

	1,512,000	(3,570)

Agreement with Lehman Brothers Special Financing, Inc. effective June 20, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ HY CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX 5 year Series 4 Index.	637,750	643

Agreement with Bank of America, N.A. effective June 20, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index.	637,750	573

Agreement with Deutsche Bank AG effective June 23, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 40 basis points times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5 year Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 year Series 4 Index.	612,000	(5,225)

Total credit default contracts outstanding		$56,165

	NOTES
(a)	Percentages indicated are based on net assets as follows:

	Growth portfolio	$1,407,118,822
	Balanced portfolio	1,901,295,591
	Conservative portfolio	898,849,392

(RAT)

The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at June 30, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2005. Securities rated by Putnam are indicated by "/P".  Security ratings are defined in the Statement of Additional Information.

(b)	The aggregate identified cost on a tax basis is as follows:
		Cost for federal	Unrealized	Unrealized	Net unrealized
		income tax purposes	appreciation	depreciation	appreciation

	Growth portfolio	$1,414,778,441	$125,024,120	$(56,843,164)	$68,180,956
	Balanced portfolio	2,023,239,430	135,138,536	(67,990,035)	67,148,501
	Conservative portfolio	995,589,174	42,093,395	(16,950,342)	25,143,053

(DEF)	Security is in default of principal and interest.

(NON)	Non-income-producing security.

(SG)	Securities on loan, in part or in entirety, at June 30, 2005 (Growth portfolio).

(SB)	Securities on loan, in part or in entirety, at June 30, 2005 (Balanced portfolio).

(SC)	Securities on loan, in part or in entirety, at June 30, 2005 (Conservative portfolio).

(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES)

Restricted, excluding 144A securities, as to public resale.  AMRESCO Creditor Trust was acquired on various dates from 5/7/99 to 2/25/00 with a cost of $28,984 and $24,189 for Growth and Conservative portfolios, respectively.  VFB, LLC was acquired on various dates from 6/22/99 to 1/21/00 with a cost of $230,697 for Conservative portfolio.  The total market value of restricted securities held by the fund did not exceed 0.1% of each fund's net assets.

(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.

(SEG)	These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2005.

(R)	Real Estate Investment Trust.

(d)

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At June 30, 2005, the value of securities loaned amounted to $40,752,911, $69,346,437 and $11,723,639 for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively.  The fund received cash collateral of $42,235,732, $71,495,831 and $12,106,415 for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively, which is pooled with collateral of other Putnam funds into 29 issuers of high-grade, short-term investments.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $1,701,873, $4,444,947 and $3,517,241 (Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) for the period ended June 30, 2005.  During the period ended June 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund were as follows:

		Cost of	Cost of
		purchases	sales
	Growth portfolio	$546,904,922	$526,324,116
	Balanced portfolio	707,169,019	747,732,947
	Conservative portfolio	577,677,308	575,287,245

(F)	Security is valued at fair value following procedures approved by the Trustees. On June 30, 2005, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

At June 30, 2005, liquid assets totaling $164,701,869, $384,969,947 and $324,271,207 (Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) have been designated as collateral for open forward commitments, open swap contracts, written options and futures contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

	TBA after the name of a security represents to be announced securities.

	The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2005.

	The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at June 30, 2005.

	AMBAC represents AMBAC Indemnity Corporation.

	G.O. Bonds represent General Obligation Bonds.

	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of issue at June 30, 2005: (as a percentage of Portfolio Value)

	Growth Portfolio
	Australia	1.2%
	Brazil	1.1
	Finland	0.5
	France	1.7
	Germany	1.1
	Hong Kong	0.5
	Italy	0.6
	Japan	4.2
	Mexico	0.5
	Netherlands	1.0
	Russia	0.6
	South Africa	0.9
	South Korea	1.4
	Spain	0.6
	Sweden	1.0
	Switzerland	1.3
	Taiwan	1.4
	United Kingdom	5.2
	United States	70.4
	Other	4.8

	Total	100.0%

	Balanced Portfolio
	Australia	0.9%
	Cayman Islands	0.6
	France	1.2
	Germany	0.9
	Japan	3.0
	Netherlands	0.7
	Sweden	0.7
	Switzerland	0.8
	United Kingdom	3.8
	United States	84.0
	Other	3.4

	Total	100.0%

	Conservative Portfolio
	Cayman Islands	1.1%
	France	0.7
	Germany	0.5
	Japan	1.4
	Sweden	0.5
	United Kingdom	2.2
	United States	90.4
	Other	3.2

	Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets.  If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price.  Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees.  Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.  Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the funds will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.  At June 30, 2005, fair value pricing was used for certain foreign securities in the portfolios. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees.  Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts Each fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date.  These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments).  The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service.  The market value of the contract will fluctuate with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss.  When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.  Risks may exceed amounts recognized on the statement of assets and liabilities.  Forward currency contracts outstanding at period end, if any, are listed after the funds' portfolios.

Futures and options contracts Each fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  Each fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments.  In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.  Risks may exceed amounts recognized on the statement of assets and liabilities.  When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the funds' portfolios.

Total return swap contracts Each fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount.  To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities.  Total return swap contracts outstanding at period end, if any, are listed after the funds' portfolios.

Interest rate swap contracts Each fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the funds' exposure to interest rates.  Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  Each fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  Risk of loss may exceed amounts recognized on the statement of assets and liabilities.  Interest rate swap contracts outstanding at period end, if any, are listed after the funds' portfolios.

Credit default contracts Each fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment.  The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event.  An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books.  An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books.  Periodic payments received or paid by the fund are recorded as realized gains or losses.  The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.  Risks of loss may exceed amounts recognized on the statement of assets and liabilities.  Credit default contracts outstanding at period end, if any, are listed after the funds' portfolios.

TBA purchase commitments Each fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time.  Although the unit price has been established, the principal value has not been finalized.  However, the amount of the commitments will not significantly differ from the principal amount.  The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns.  Income on the securities will not be earned until settlement date.  TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above.  The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although each fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements.  Proceeds of TBA sale commitments are not received until the contractual settlement date.  During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above.  The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.  If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss.  If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.  TBA sale commitments outstanding at period end, if any, are listed after the funds' portfolios.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold.  The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase.  The fund will also be able to earn interest on the cash proceeds that are received from the initial sale.    The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

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(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

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A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: August 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: August 29, 2005